As filed with the Securities and Exchange Commission on March 2, 2020
File No. 33-_____

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___
Post-Effective Amendment No. ___
HARBOR FUNDS
(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606
(Address of Principal Executive Offices)
(312) 443-4400
(Registrant’s Telephone Number, including Area Code)

ERIK D. OJALA, ESQ. Harbor Funds 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.
It is proposed that this filing will become effective on April 1, 2020 pursuant to Rule 488.
No filing fee is required because of reliance on Section 24(f) and an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.
Title of Securities Being Registered: Retirement Class, Institutional Class, Administrative Class and Investor Class shares of Harbor Small Cap Growth Fund.

April 1, 2020

Dear Fellow Shareholder:

At a meeting held on February 16-17, 2020, the Board of Trustees of Harbor Funds (the “Trust”) approved the reorganization of Harbor Small Cap Growth Opportunities Fund (the “Target Fund”), a series of the Trust, with and into Harbor Small Cap Growth Fund the (“Acquiring Fund”), also a series of the Trust (the “Reorganization”). After careful consideration, the Board of Trustees of the Trust determined that the Reorganization would be in the best interests of both the Target Fund and the Acquiring Fund.

Harbor Capital Advisors, Inc. serves as the investment adviser to the Target Fund and the Acquiring Fund. The Target Fund is subadvised by Elk Creek Partners, LLC (“Elk Creek”) and the Acquiring Fund is subadvised by Westfield Capital Management Company, L.P. (“Westfield”). Following the Reorganization, Westfield will serve as subadviser to the combined fund.

The Reorganization will provide you with the opportunity to participate in a larger combined fund with an identical investment objective and similar investment strategies, policies and restrictions, and to benefit from the lower expense ratios of the Acquiring Fund. Additionally, shareholders of the combined fund may benefit in the future from potentially greater prospects for asset growth over time.

The Reorganization is expected to occur on or about April 24, 2020. On or around April 15, 2020, Elk Creek will cease serving as subadviser to the Target Fund. Upon completion of the Reorganization, you will become a shareholder of the Acquiring Fund. The Reorganization does not require shareholder approval, and you are not being asked to vote on the Reorganization. The Reorganization is described in the enclosed Information Statement/Prospectus. We encourage you to review the Information Statement/Prospectus carefully.

We appreciate your continued support and confidence in Harbor Funds. If you have any questions, please contact us by calling toll-free 800-422-1050.

Sincerely,

Charles F. McCain

Chairman

INFORMATION STATEMENT/PROSPECTUS

APRIL 1, 2020

Acquisition of the assets and liabilities of:

HARBOR SMALL CAP GROWTH OPPORTUNITIES FUND

(a series of Harbor Funds)

111 South Wacker Drive, 34th Floor

Chicago, IL 60606

800-422-1050

By and in exchange for shares of:

HARBOR SMALL CAP GROWTH FUND

(a series of Harbor Funds)

111 South Wacker Drive, 34th Floor

Chicago, IL 60606

800-422-1050

WE ARE NOT ASKING FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

This Information Statement/Prospectus relates to the reorganization (the “Reorganization”) of the Harbor Small Cap Growth Opportunities Fund (the “Target Fund”) with and into the Harbor Small Cap Growth Fund (the “Acquiring Fund”), which is expected to occur on or about April 24, 2020 (the “Exchange Date”). This Information Statement/Prospectus is being mailed to shareholders of the Target Fund on or about April 9, 2020. It provides you with information about the Reorganization and sets forth concisely the information about the Acquiring Fund that a shareholder should know before investing. Please read it carefully and keep it for future reference. If there is anything you do not understand, please call the toll-free number, 800-422-1050, or your financial intermediary.

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are also incorporated into this Information Statement/Prospectus by reference, which means they are part of the Information Statement/Prospectus for legal purposes:

●	The Prospectus dated March 1, 2020 of the Target Fund and the Acquiring Fund (Acc-no: 0001193125-20-048528) (the “Prospectus”);

●	The Statement of Additional Information dated April 1, 2020 relating to the Reorganization;

●	The Statement of Additional Information, dated March 1, 2020 of the Target Fund and the Acquiring Fund (Acc-no: 0001193125-20-048528) (the “SAI”);

●	The Annual Report to Shareholders for the fiscal year ended October 31, 2019 of the Target Fund and the Acquiring Fund (Acc no: 0001193125-20-001291) (the “Annual Report”).

Shareholders may also obtain, free of charge, a copy of any of the above documents (1) by calling 800-422-1050 or (2) by writing to Harbor Funds, P.O. Box 804660, Chicago, Illinois 60680.

The securities offered by this Information Statement/Prospectus have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of such Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

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SYNOPSIS AND QUESTIONS RELATED TO THE REORGANIZATION

The questions and responses that follow provide information that may be particularly relevant to shareholders relating to the Reorganization. These responses are qualified in their entirety by the remainder of the Information Statement/Prospectus, which contains additional information and further details regarding the Reorganization.

1.	What is happening?

The Board of Trustees (the “Board” or the “Trustees”) of the Target Fund, who are also the Trustees of the Acquiring Fund, have approved the Reorganization of the Target Fund into the Acquiring Fund. This means, following the transaction, you will no longer be a shareholder of the Target Fund and will instead be a shareholder of the Acquiring Fund. Following the Reorganization, the combined fund will be identical to the current Acquiring Fund. This is discussed in further detail throughout this Information Statement/Prospectus.

The Target Fund and the Acquiring Fund are both registered open-end management investment companies and series of Harbor Funds (the “Trust”) for which Harbor Capital Advisors, Inc. (the “Adviser”) serves as investment adviser. The Target Fund and the Acquiring Fund are collectively referred to herein as the “Funds,” and each is referred to individually as a “Fund.”

The Target Fund is subadvised by Elk Creek Partners, LLC (“Elk Creek”) and the Acquiring Fund is subadvised by Westfield Capital Management Company, L.P. (“Westfield”). Following the Reorganization, Westfield will serve as subadviser to the combined fund. Elk Creek will continue to serve as subadviser to the Target Fund and manage its portfolio until it is terminated on or about April 15, 2020. Elk Creek has been instructed not to acquire any new securities or add to existing positions for the Target Fund. Elk Creek is permitted to conduct sales of the Target Fund’s portfolio holdings in accordance with the Fund’s

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investment strategy. Elk Creek is expected to invest the proceeds of any such sales in index funds that provide broad exposure to the small cap equity asset class, except to the extent that such proceeds may be used to meet shareholder redemption requests. Following the termination of Elk Creek as subadviser, a transition broker is expected to reposition the Target Fund’s portfolio at the direction of the Adviser in order to align it with that of the Acquiring Fund. The Target Fund may depart from its stated investment objective and policies as it prepares to reorganize with and into the Acquiring Fund.

2.	What will happen to my shares of the Target Fund as a result of the Reorganization?

Your shares of the Target Fund will, in effect, be exchanged for shares of the same class of the Acquiring Fund with an equal total net asset value on the date of the Reorganization. You may receive a different number of shares of the Acquiring Fund than you held of the Target Fund, but the total value will be the same. The exchange is expected to be tax-free for federal income tax purposes. The Target Fund will then be terminated.

The Reorganization will be carried out in accordance with the Agreement and Plan of Reorganization between the Funds (the “Reorganization Agreement”), a form of which accompanies this Information Statement/Prospectus. The Reorganization Agreement provides that the Target Fund will transfer its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund equal in value to the value of the net assets of the Target Fund transferred to the Acquiring Fund as of the Exchange Date. Immediately upon receiving shares of the Acquiring Fund, the Target Fund will distribute those shares to its shareholders in proportion to their holdings in the Target Fund. The Target Fund will be terminated as soon as reasonably practicable thereafter. The “Reorganization” consists of all the aforementioned transactions.

The following diagram shows how the Reorganization will occur:

It is currently expected that the Reorganization will occur on or about the Exchange Date. The Target Fund was closed to new investors effective February 24, 2020. Existing shareholders may continue to purchase shares of the Target Fund (including through exchanges) until April 21, 2020. All purchases of shares of the Target Fund will be suspended on April 21, 2020 to enable the Reorganization to be effected. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, it is expected that the Target Fund will distribute on or before the Exchange Date all of its undistributed net investment income and net capital gains as of such date. Additional detail regarding the Reorganization can be found below in “Summary of Terms of the Reorganization Agreement”.

3.	Why is the Reorganization occurring and what are the benefits of merging the Target Fund into the Acquiring Fund?

The Adviser believes that the Reorganization is in the best interest of both Target Fund and Acquiring Fund shareholders. The Reorganization provides you with the opportunity to participate in a larger combined fund with an identical investment objective and similar investment strategies, policies and restrictions. It is estimated that each class of shares of the combined fund would have a lower total expense ratio than the current total expense ratio of the corresponding class of shares of the Target Fund based on expenses that each Fund incurred during its most recent fiscal year. (Please see Question 5 below for a description of fees and expenses.)

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In addition, although past performance is not an indication of future performance, the Acquiring Fund generally has a better and significantly longer historical performance record than does the Target Fund. It is expected that the Reorganization will be a tax-free event for federal income tax purposes and, accordingly, no gain or loss will be recognized by you or the Target Fund as a direct result of the Reorganization. Combining the Funds will also likely eliminate the duplication of certain services and expenses that currently exist as a result of their separate operations, which could over time promote more efficient management and operations on a more cost-effective basis.

The Trustees believe that the Reorganization is in the best interests of each Fund’s shareholders and that the interests of shareholders will not be diluted as a result of the Reorganization. For a complete discussion of the factors considered by the Board in approving the Reorganization, please see “Background and Reasons for the Reorganization” below.

4.	How do the Funds compare?

The investment objectives of the Funds are identical and there are many similarities in their principal investment strategies. Both Funds seek long-term growth of capital by normally investing at least 80% of their net assets, plus borrowings for investment purposes, in securities of small cap companies. In choosing investments for the Funds, both Westfield and Elk Creek employ bottom-up, fundamental investment processes focused on finding companies with underappreciated earnings growth trading at reasonable valuations, emphasizing strong management teams and solid balance sheets in their analyses. The principal risks of investing in each of the Funds are also the same.

The primary difference between the two subadvisers is that Westfield generally invests in companies with larger market capitalizations for what Westfield believes is their higher quality characteristics while Elk Creek generally invests in smaller firms for what Elk Creek believes is their higher growth potential, in each case, as determined by the respective subadviser. Additionally, the Acquiring Fund generally invests in approximately 60-80 companies, while the Target Fund generally invests in 80-100 companies.

Comparison of the Target Fund and Acquiring Fund

	Target Fund	Acquiring Fund

Organization

The Target Fund and the Acquiring Fund are each a series of Harbor Funds, a Delaware statutory trust, which is governed by a Declaration of Trust and By-laws. Copies of these documents are available to shareholders without charge upon written request to the Funds.

Both Funds are overseen by the same Board of Trustees.

Investment Objective	Both Funds seek long-term growth of capital.

Principal Investment Strategy

Each Fund invests primarily in equity securities, principally common and preferred stocks of small cap companies. Under normal market conditions, each Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small cap companies.

Each Fund defines small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, each Fund will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2019, the range of the Index was $13 million to $8.3 billion, but it is expected to change frequently.

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The Subadviser’s investment strategy focuses on identifying rapidly growing small cap companies that are in an early or transitional stage of their development and before their full potential is discovered by the market. The Subadviser utilizes bottom-up, fundamental research involving both quantitative and qualitative aspects to identify approximately 80 to 100 companies for investment by the Fund.

The Subadviser uses quantitative analysis to identify potential companies for growth characteristics, such as:

●   Material revenue growth

●   Sustainable and/or expanding margins

●   Consistent earnings

●   Strong free cash flow generation

The Subadviser assesses the attractiveness of the valuation of these growth companies by analyzing a variety of valuation metrics, such as enterprise values relative to earnings and free cash flows, and price-to-earnings ratios, among others. The Subadviser then uses detailed qualitative analysis to further identify companies that possess the following characteristics:

●   Strong management teams

●   Well-defined business plans

●   Defensible market positions, such as higher barriers to entry

●   Potential for growth in the market for the companies’ products and/or services

The Subadviser may sell a holding if the price target for the company is reached, the investment thesis for the company has fundamentally changed, the Subadviser becomes less comfortable with the company’s management team and/or the Subadviser identifies more attractive investment opportunities.

The Subadviser uses a bottom-up process to identify companies that meet the Subadviser’s strict fundamental criteria and then performs a qualitative review on each identified company to select approximately 60 to 80 companies for inclusion in the Fund’s portfolio. The Subadviser’s research may include personal interviews and other contact with company management. Sector allocations are the outcome of the Subadviser’s bottom-up investment process.

In selecting stocks for the Fund’s portfolio, the Subadviser looks for companies that it believes possess the following characteristics:

●   Accelerating earnings growth

●   Strong balance sheets

●   Attractive valuations as measured by price/earnings to growth ratios

In addition, the Subadviser prefers companies that it believes possess the following qualitative characteristics:

●   Superior company management

●   Significant insider ownership

●   Unique market positions and broad market opportunities

●   Solid financial controls and accounting processes

The Subadviser integrates environmental, social, and governance factors into its investment process and as part of its overall portfolio decision making process.

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Principal Risks	The principal risks for the Funds are identical. Please refer to “RISK FACTORS” below for a discussion of these risks.

Fundamental Investment Policies	The fundamental investment policies of each Fund are identical. Please refer to the SAI for more information about the Funds’ fundamental investment policies.

Investment Adviser

Harbor Capital Advisors, Inc. serves as the investment adviser to both Funds.

In order to more effectively manage the Funds, the Trust and the Adviser have been granted an order from the SEC permitting the Adviser, subject to the approval of the Board of Trustees, to select subadvisers not affiliated with the Adviser to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisers, all without obtaining shareholder approval.

Investment Subadviser	Elk Creek Partners, LLC has subadvised the Target Fund since 2014.	Westfield Capital Management Company, L.P. has subadvised the Acquiring Fund since 2000.

Portfolio Managers

Cam Philpott, CFA is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since its inception in 2014.

David Hand, CFA is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since its inception in 2014.

Hiren Patel, Ph.D is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since its inception in 2014.

Sean McGinnis, CFA is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since its inception in 2014.

William A. Muggia is the President, Chief Investment Officer, Chief Executive Officer, a Portfolio Manager and Managing Partner of Westfield and has co-managed the Fund since its inception in 2000.

Richard D. Lee, CFA is the Deputy Chief Investment Officer, a Portfolio Manager and Managing Partner of Westfield and has co-managed the Fund since 2018. He has been a member of Westfield’s Investment Committee since 2004.

Ethan J. Meyers, CFA is the Director of Research, a Portfolio Manager and Managing Partner of Westfield and has co-managed the Fund since its inception in 2000.

John M. Montgomery is the Chief Operating Officer, a Managing Partner and Portfolio Strategist of Westfield and has co-managed the Fund since 2011.

The SAI provides additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Funds.

Benchmark Index	Both Funds are benchmarked to the Russell 2000® Growth Index.

Portfolio Turnover	The Target Fund’s portfolio turnover rate in the most recent fiscal year was 68%.	The Acquiring Fund’s portfolio turnover rate in the most recent fiscal year was 74%.

Typical Portfolio Size	The Target Fund generally invests in 80-100 companies.	The Acquiring Fund generally invests in approximately 60-80 companies.

Share Class Availability	Retirement Class, Institutional Class, Administrative Class and Investor Class shares are available for both Funds.

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Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.

		By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
		By Telephone	800-422-1050
		By Visiting Our Website	harborfunds.com

	Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
	The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

	Type of Account	Retirement Class[1]	Institutional Class	Administrative Class[2]	Investor Class
	Regular	$1,000,000	$50,000	$50,000	$2,500
	Individual Retirement Account (IRA)	$1,000,000	$50,000	N/A	$1,000
	Custodial (UGMA/UTMA)	$1,000,000	$50,000	N/A	$1,000

[1] There is no minimum investment for (1) employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans; and (2) certain wrap or model- driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.

[2] Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.

	The Funds’ procedures for purchasing, redeeming and exchanging shares are identical. Please refer to the section of the Prospectus titled “Your Harbor Funds Account” for additional details.

Tax Information

Distributions you receive from either Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase either Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

More details regarding each Fund’s investment strategy and the practices employed by each Fund, together with their risks, can be found in the Prospectus and the SAI. For more information regarding each Fund’s investment policies and restrictions, see, among other disclosures, “Principal Investment Strategy” and “Principal Risks” in the Prospectus and “Additional Policies and Investment Techniques,” “Investment Policies” and “Investment Restrictions” in the SAI.

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Information about the Target Fund is incorporated by reference from the Prospectus. The Prospectus is available without charge upon request.

5.	How will the Reorganization affect shareholder fees and expenses?

Shareholders of the Target Fund are expected to benefit from reduced total expenses as a result of the Reorganization. The following discussion compares the fees and expenses of the Funds before and after the Reorganization. Fee and Expenses of the Funds are as of the Funds’ most recent fiscal year end, October 31, 2019.

The tables below are provided to help you understand the expenses of investing in the Funds, including estimates of pro forma expenses of the Acquiring Fund after giving effect to the Reorganization. Following the Reorganization, shareholders of the Target Fund will be subject to the actual fees and expenses of the Acquiring Fund, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below.

ANNUAL FUND OPERATING EXPENSES

These tables describe the fees and expenses you pay if you buy and hold shares of the Funds. The tables do not reflect brokerage commissions you may pay when buying or selling shares of the Funds.

As shown in greater detail in the tables below, the Acquiring Fund’s “Annual Fund Operating Expenses” for each class of shares were lower than the Target Fund’s “Annual Fund Operating Expenses” for the corresponding class of shares as of the Funds’ most recent fiscal year end. It is estimated that the pro forma “Annual Fund Operating Expenses” of each class of the combined fund will be lower for all share classes than the expenses of the corresponding class of shares of the Target Fund based on expenses incurred during the Funds’ most recent fiscal year.

	Target Fund				Acquiring Fund
	Retirement Class	Institutional Class	Administrative Class	Investor Class	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%	None	None	0.25%	0.25%
Other Expenses	0.08%	0.16%	0.16%	0.28%	0.05%	0.13%	0.13%	0.25%
Total Annual Fund Operating Expenses	0.83%	0.91%	1.16%	1.28%	0.80%	0.88%	1.13%	1.25%

Harbor Small Cap Growth Fund (Pro Forma combined)[1] [1] Assumes that the Reorganization occurred on the first day of the twelve-month period ended October 31, 2019
	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses	0.05%	0.13%	0.13%	0.25%
Total Annual Fund Operating Expenses	0.80%	0.88%	1.13%	1.25%

EXPENSE EXAMPLES

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. The examples do not reflect brokerage commissions you may

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pay when buying or selling shares of the Funds. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	Target Fund				Acquiring Fund

	One Year	Three Years	Five Years	Ten Years	One Year	Three Years	Five Years	Ten Years
Retirement Class	$85	$265	$460	$1,025	$82	$255	$444	$990
Institutional Class	$93	$290	$504	$1,120	$90	$281	$488	$1,084
Administrative Class	$118	$368	$638	$1,409	$115	$359	$622	$1,375
Investor Class	$130	$406	$702	$1,545	$127	$397	$686	$1,511

Harbor Small Cap Growth Fund (Pro Forma combined)
	One Year	Three Years	Five Years	Ten Years
Retirement Class	$82	$255	$444	$990
Institutional Class	$90	$281	$488	$1,084
Administrative Class	$115	$359	$622	$1,375
Investor Class	$127	$397	$686	$1,511

6.	What are the costs associated with the Reorganization?

The one-time fees and expenses incurred in connection with the Reorganization (other than brokerage commissions and other transaction costs associated with the portfolio repositioning discussed below) are estimated to be approximately $95,000 (the “Reorganization Costs”). The Reorganization Costs include professional service fees, filing fees, printing costs and mailing charges. The Target Fund will bear the Reorganization Costs in light of the benefits of the Reorganization, including in terms of lower annual operating expenses, that are expected to inure to the Target Fund’s shareholders over time following the Reorganization.

It is anticipated that approximately 90% of the portfolio of the Target Fund will be repositioned prior to the Reorganization in order to align the Target Fund’s portfolio with that of the Acquiring Fund. Therefore, in addition to the Reorganization Costs, the Target Fund will also incur costs related to repositioning the Fund’s portfolio in the form of brokerage commissions and other trading-related costs. We estimate brokerage commissions and other trading-related costs between $100,000 and $150,000, though this will depend on the size of the portfolio, the portfolio holdings and market conditions at the time the repositioning occurs. For more information about the management of the portfolio prior to the Reorganization, please see Question 1 above.

7.	Will the Reorganization have tax consequences?

The Reorganization is expected to qualify for federal income tax purposes as a tax-free Reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”), and the transaction is conditioned upon receipt of an opinion of legal counsel in this regard. This means that the Reorganization is expected to permit the Target Fund’s shareholders to exchange their investment in the Target Fund for an investment in the Acquiring Fund without recognition of gain or loss for federal income tax purposes. After the Reorganization, shareholders may redeem any or all of the Acquiring Fund shares they receive in the Reorganization at net asset value at any time, at which point a taxable gain or loss may be recognized.

It is expected that the Target Fund will reposition a majority of its portfolio before the Reorganization. The Adviser estimates that approximately 90% of the portfolio of the Target Fund will be liquidated prior to the Reorganization. The Target Fund will declare a final dividend to distribute any undistributed net taxable gains (including any gains with respect to the realignment of its portfolio) prior to the Exchange Date, which distribution may be taxable to shareholders of the Target Fund. The Target Fund has

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unrealized losses in its portfolio (in part, due to deferred wash sale losses) that will offset some of the portfolio’s realized gain and unrealized net gains. The Target Fund has no capital loss carryforwards as of October 31, 2019.

8.	How have the Funds performed?

The following bar charts and tables are intended to help you understand and compare the risks and potential rewards of investing in each Fund. The bar chart shows how the performance of each Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how each Fund’s average annual total returns of the share classes presented compared to the returns of the Funds’ benchmark index, which includes securities with investment characteristics similar to those held by the Funds. Each Fund has selected the Russell 2000® Growth Index as its primary benchmark.

As shown in the bar charts and tables, Institutional Class shares of the Acquiring Fund outperformed Institutional Class shares of the Target Fund in three of the last five calendar years. In addition, the Institutional Class of the Acquiring Fund outperformed the Institutional Class of the Target Fund and its benchmark index on a one-year and five-year basis as of December 31, 2019. The Target Fund has underperformed that same benchmark index on a one-year and five-year basis as of December 31, 2019.

Of course, the Funds’ past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future. To obtain updated performance information please visit the Funds’ website at harborfunds.com or call 800-422-1050.

The following bar charts and tables are intended to help you understand and compare the risks and potential rewards of investing in the Funds. The bar charts show how the performance of the Funds’ Institutional Class have varied from one calendar year to another over the periods shown.

During the time periods shown in the bar charts, the Funds’ highest and lowest returns for a calendar quarter were:

TOTAL RETURNS (QUARTER/YEAR)

	Target Fund	Acquiring Fund
Best Quarter	16.78% (Q4 2019)	21.62% (Q1 2019)
Worst Quarter	-24.06% (Q4 2018)	-25.90% (Q3 2011)

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AVERAGE ANNUAL TOTAL RETURNS – AS OF DECEMBER 31, 2019

	Target Fund				Acquiring Fund
		Annualized				Annualized
	One Year	Five Years	Ten Years	Since Inception	One Year	Five Years	Ten Years	Since Inception
Retirement Class	(Inception Date 03-01-2016)[1]				(Inception Date 03-01-2016)[1]
Before Taxes	25.35%	7.68%	N/A	8.01%	42.51%	10.74%	13.77%	9.35%
Institutional Class	(Inception Date 02-01-2014)				(Inception Date 11-01-2000)
Before Taxes	25.30%	7.63%	N/A	7.97%	42.33%	10.66%	13.73%	9.33%
After Taxes on Distributions	23.78%	5.41%	N/A	6.04%	41.19%	8.07%	11.27%	N/A
After Taxes on Distributions and Sale of Fund Shares	15.00%	5.35%	N/A	5.74%	25.85%	7.78%	10.74%	N/A
Administrative Class	(Inception Date 02-01-2014)				(Inception Date 11-01-2002)
Before Taxes	24.96%	7.49%	N/A	7.80%	41.99%	10.33%	13.43%	11.13%
Investor Class	(Inception Date 02-01-2014)				(Inception Date 11-01-2002)
Before Taxes	24.78%	7.23%	N/A	7.56%	41.79%	10.26%	13.31%	11.00%
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell 2000® Growth[2]	28.48%	9.34%	N/A	9.16%	28.48%	9.34%	13.01%	6.45%

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Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1,2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.

[2]	Since Inception return based on the inception date of the Institutional Class shares

The Russell 2000® Growth Index is an unmanaged index representing the smallest 2000 stocks with the highest price-to-book ratio and future earnings. This unmanaged index does not reflect fees and expenses and is not available for direct investment. The Russell 2000® Growth Index and Russell® are trademarks of FTSE Russell.

9.	Who approved the Reorganization?

The Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”) (the “Independent Trustees”), has approved the Reorganization following a determination that the Reorganization is in the best interests of the Funds and will not dilute the interests of shareholders. The Reorganization will be effected pursuant to Rule 17a-8 under the Investment Company Act, which permits mergers of affiliated funds without shareholder approval, subject to certain conditions. A shareholder vote is not required to complete the Reorganization.

10.	Whom can I contact if I have questions or need additional information?

If you have any questions or need any additional information, please contact us by calling toll-free 800-422-1050.

10

RISK FACTORS

The principal risks associated with an investment in the Target Fund are identical to the principal risks of an investment in the Acquiring Fund.

The following summarizes the principal risks for both Funds.

There is no guarantee that the investment objective of a Fund will be achieved. Stocks fluctuate in price and the value of your investment in a Fund may go down. This means that you could lose money on your investment in a Fund or the Fund may not perform as well as other investment options.

Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Growth Style Risk: Over time, a growth-oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.

Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably.

Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Small Cap Risk: The Fund’s performance may be more volatile because it invests primarily in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

For more information on the risks described above and other risks associated with each Fund, see, among other disclosures, “Additional Policies and Investment Techniques – Investment Policies” in the SAI.

11

INFORMATION ABOUT THE TRANSACTION

The section below outlines the material features of the Reorganization and provides a tabulation of the existing and pro forma capitalization.

Background and Reasons for the Reorganization

The Adviser discussed the Reorganization of the Target Fund with the Trustees at the meeting of the Board held February 16-17, 2020. The Adviser advised the Board of Trustees that the Reorganization offers Target Fund shareholders the opportunity to participate in a larger combined fund with the same investment objective, similar investment policies and strategies, a generally better historical performance record achieved over a longer period of time, and lower expense ratios. The Adviser separately advised the Board that Acquiring Fund shareholders may benefit from the Reorganization as a result of the increase in size of the combined fund and the resulting potential for lower expense ratios over time due to fixed expenses being spread over a larger asset base.

The Board, including all of the Independent Trustees, carefully considered the anticipated benefits and costs of the Reorganization from the perspective of each of the Acquiring Fund and the Target Fund. Following their review, the Trustees, including the Independent Trustees, determined that the Reorganization would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the Reorganization.

The Board of Trustees, including the Independent Trustees, believes that the Reorganization will be advantageous to each Fund’s shareholders for a number of reasons and considered the following matters, among others, in unanimously approving the proposal:

●	The Funds are both managed by the Adviser.

●

The Target Fund is currently subadvised by Elk Creek while the Acquiring Fund is subadvised by Westfield. The Adviser is proposing to terminate Elk Creek. Between such termination and the closing of the Reorganization, the Adviser would transition the portfolio to achieve a composition suitable for the Acquiring Fund. The Adviser expects to employ a transition broker to reposition the portfolio of the Target Fund under the Adviser’s direction, in order to align the portfolio with that of the Acquiring Fund.

●	The Funds have identical investment objectives and fundamental investment restrictions and a similar investment approach.

●	Alternatives to the Reorganization considered by the Adviser, including liquidating the Target Fund or replacing its subadviser.

●

Although past performance is not a guarantee of future results, the Acquiring Fund outperformed the Target Fund and its benchmark index on a one-year, three-year and five-year basis as of December 31, 2019. The Target Fund underperformed that same benchmark index on a one-year, three-year and five-year basis as of December 31, 2019.

●	The Funds have identical contractual management fees.

●

Shareholders of the Target Fund will benefit from the lower total annual fund operating expense ratio for each class of shares of the Acquiring Fund as compared to the current total annual fund operating expense ratio for the corresponding class of shares of the Target Fund.

●	The Target Fund will bear the costs of the Reorganization in light of the benefits expected to inure to that Fund’s shareholders.

●	The Adviser may benefit from the Reorganization as well, including by streamlining its small cap growth product line into a single larger and established fund, which is estimated to be more

12

profitable to the Adviser to operate. However, this increase in profitability is expected not to materialize to the degree estimated as a result of Target Fund shareholders redeeming prior to the Exchange Date.

●

As portfolio turnover is anticipated to occur prior to the Reorganization, the Target Fund will incur the costs related to the transition in the form of brokerage commissions and other trading-related costs necessary to transition the Target Fund’s portfolio.

●

The Reorganization is expected to be a tax-free transaction. Accordingly, there is expected to be no gain or loss recognized by the Target Fund, the Acquiring Fund, or their respective shareholders for federal income tax purposes as a result of the Reorganization. However, the Board took into account the fact that any portfolio transactions conducted in preparation for the Reorganization may generate net capital gains. The Target Fund would distribute these net capital gains to its shareholders (if any), net of any available net capital loss carryforward, prior to the Reorganization along with all investment company taxable income, and net realized capital gains not previously distributed to shareholders. Such distributions of investment company taxable income and net realized capital gains generally will be taxable to shareholders who do not hold shares in a tax-deferred account.

●

The aggregate net asset value (“NAV”) of the Acquiring Fund shares that shareholders of the Target Fund will receive in the Reorganization is expected to equal the aggregate NAV of the shares that shareholders of the Target Fund own immediately prior to the Reorganization.

●

The interests of the Funds’ shareholders will not be diluted as a result of the Reorganization because the Target Fund shareholders will receive Acquiring Fund shares with the same aggregate NAV as their Target Fund shares.

The Board, including the Independent Trustees, concluded that, based upon the factors summarized above and other considerations it deemed pertinent, completion of the Reorganization is advisable and in the best interests of the Target Fund and the Acquiring Fund and that the interests of the Target Fund and the Acquiring Fund would not be diluted as a result of the Reorganization.

The vote of the shareholders of the Target Fund is not being solicited since their approval or consent is not necessary for the Reorganization to take place.

Summary of Terms of the Reorganization Agreement

The Reorganization will be governed by the Reorganization Agreement. The following discussion of the Reorganization Agreement is qualified in its entirety by the full text of the Reorganization Agreement, which is included in this Information Statement/Prospectus.

Pursuant to the Reorganization Agreement, the Acquiring Fund will acquire the assets of the Target Fund on the Exchange Date in consideration for the assumption of the liabilities of the Target Fund and shares of the Acquiring Fund.

On the Exchange Date (April 24, 2020 or such other date as may be agreed upon by the parties), following the time as of which the Funds’ shares are valued for determining net asset value for the Reorganization at the close of the New York Stock Exchange (4:00 p.m. Eastern time), the Target Fund will transfer to the Acquiring Fund its net assets in exchange solely for shares of the Acquiring Fund that are equal in value to the value of the net assets of the Target Fund transferred to the Acquiring Fund as of the Exchange Date, as determined in accordance with the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Funds, and the assumption by the Acquiring Fund of the liabilities of the Target Fund. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, it is expected that the Target Fund will distribute on or before the Exchange Date all of its undistributed investment company taxable income and net capital gains as of such date.

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The Target Fund expects to distribute the shares of the Acquiring Fund to the shareholders of the Target Fund promptly after the Exchange Date. Upon distribution of such shares, all outstanding shares of the Target Fund will be redeemed in accordance with applicable state law and the Trust’s Declaration of Trust. Thereafter, the Target Fund will be terminated as a series of Harbor Funds under Delaware law.

Each Fund has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business. Unless waived in accordance with the Reorganization Agreement, the obligations of the Target Fund and Acquiring Fund, respectively, are conditioned upon, among other things:

●	The absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

●	The receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

●

The truth in all material respects as of the Exchange Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement;

●	The effectiveness under applicable law of this Information Statement/Prospectus and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

●	The declaration of a dividend by the Target Fund to distribute all of its undistributed net investment income and net capital gains, if any; and

●	The receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization for U.S. federal income tax purposes.

The Reorganization Agreement may be terminated or amended by the mutual consent of the Funds or by request of the Board if it deems that it is in the best interest of the Funds.

Description of the Reorganization Shares

Retirement Class, Institutional Class, Administrative Class and Investor Class shares of the Acquiring Fund (the “Reorganization Shares”) will be issued to the Target Fund’s shareholders in accordance with the procedures under the Reorganization Agreement as described above. Each of the Reorganization Shares will be fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights.

More information about the Reorganization Shares may be found in the Prospectus. For information about the features of the available classes of shares, please refer to the sections of the Prospectus titled “Your Harbor Funds Account – Choosing a Share Class” and “Your Harbor Funds Account – Minimum Investment Exceptions.”

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Code. As a condition to the closing of the Reorganization, the Target Fund and Acquiring Fund will receive a legal opinion from Dechert LLP substantially to the effect that for federal income tax purposes:

●

The acquisition by the Acquiring Fund of all of the properties of the Target Fund in exchange solely for Acquiring Fund shares and the assumption of all liabilities of the Target Fund by the Acquiring Fund followed by the distribution of Acquiring Fund shares to the Target Fund shareholders in exchange for their Target Fund shares in complete liquidation and termination of Target Fund will constitute a tax-free reorganization under Section 368(a) of the Code.

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●

The Target Fund will not recognize gain or loss upon the transfer of all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption of all liabilities of the Target Fund, except that the Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

●	The Target Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund shares received by the Target Fund in the Reorganization.

●

The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Target Fund in exchange solely for Acquiring Fund shares and the assumption of all liabilities of the Target Fund.

●

The adjusted basis to the Acquiring Fund of the properties of the Target Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Target Fund immediately before the exchange.

●

The Acquiring Fund’s holding periods with respect to the properties of the Target Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Target Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

●	The Target Fund shareholders will recognize no gain or loss upon receiving Acquiring Fund shares solely in exchange for Target Fund shares.

●

The aggregate basis of the Acquiring Fund shares received by a Target Fund shareholder in the Reorganization will be the same as the aggregate basis of Target Fund shares surrendered by the Target Fund shareholder in exchange therefor.

●

A Target Fund shareholder’s holding period for the Acquiring Fund shares received by the Target Fund shareholder in the Reorganization will include the holding period during which the Target Fund shareholder held Target Fund shares surrendered in exchange therefor, provided that the Target Fund shareholder held such shares as a capital asset on the date of Reorganization.

The opinion will be based on certain factual certifications made by the Target Fund and the Acquiring Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service (“IRS”) could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts.

Dechert LLP will express no view with respect to the effect of the Reorganization on any transferred assets as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon termination thereof, or (ii) upon the transfer of such assets regardless of whether such a transfer would otherwise be a non-taxable transaction.

Prior to the closing of the Reorganization, the Target Fund will, and the Acquiring Fund may, declare a distribution to shareholders that together with all previous distributions will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization. These distributions will be taxable to shareholders that do not hold shares in a tax-deferred account. As of the date of this Information Statement/Prospectus, the Target Fund has deferred tax wash sale losses that will offset some of the portfolio’s realized gain and unrealized net gains.

It is expected that the Target Fund will realign a majority of its portfolio before the Reorganization. The Adviser estimates that approximately 90% of the portfolio of the Target Fund will be liquidated prior to the Reorganization. The actual tax impact of such sales will depend on the holding periods of such assets

15

and the difference between the price at which such portfolio assets are sold and the Target Fund’s tax basis in such assets. Any capital gains recognized on a net basis in these sales, after the application of any available capital loss carry forwards, will be distributed to the Target Fund’s shareholders as capital gain dividends (to the extent of net realized long term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short term capital gains over net realized long-term capital loss) during or with respect to the year of sale and will be taxable to shareholders. Because the Reorganization will end the tax year of the Target Fund, it may well accelerate distributions to shareholders from the Target Fund for its short tax year ending on the date of the Reorganization. Any such distributions will be taxable and will include any capital gains resulting from the repositioning of portfolio securities prior to the Reorganization. Since capital gain or loss recognized by the Target Fund on a net basis depends on the prices at which portfolio assets are sold and the identity of such assets, the size of such capital gain or loss cannot be calculated precisely at this time. The actual amount of any capital gain or loss to the Target Fund will depend on market conditions and portfolio holdings at the time the portfolio is repositioned, and on the identity of the securities disposed of at that time, and so will differ from the estimate provided above.

The Acquiring Fund’s ability to carry forward and use pre-Reorganization capital losses of either the Acquiring Fund or the Target Fund may be limited. Under Section 381 of the Code, for the taxable year ending after the Exchange Date, only that percentage of the Acquiring Fund’s capital gain net income, if any, for such taxable year (excluding capital loss carryforwards, if any) as corresponds to the portion of its taxable year that remains following the Reorganization can be reduced by capital loss carryforwards (including as otherwise limited) of the Target Fund. In addition, the loss limitation rules of Sections 382, 383 and 384 of the Code are expected to apply. First, one Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) cannot be used to offset unrealized gains in another Fund that are “built in” (unrealized) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five calendar years.

Second, a portion of a Fund’s pre-acquisition losses may become subject to an annual limitation on the amount that may be used to offset future gain. Third, any remaining pre-acquisition losses will offset capital gains realized after the Reorganization and this will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization. Therefore, in certain circumstances, shareholders of a Fund may be subject to tax sooner, or incur more taxes as a result of the transactions that would take place as part of the Reorganization, than they would have had the Reorganization not occurred.

In addition, since the shareholders of the Target Fund will receive shares of the Acquiring Fund, they will be allocated a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund.

The realized and unrealized gains and losses of each of the Target Fund and the Acquiring Fund at the time of the Reorganization will determine the extent to which the combining Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization.

The impact of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each of the Target Fund and the Acquiring Fund at the time of the Reorganization and thus cannot be calculated precisely at this time.

This description of the federal income tax consequences of the Reorganization does not take into account shareholders’ particular facts and circumstances. Please consult your own tax advisor about the effect of state, local, foreign, and other tax laws.

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Accounting and Performance Survivor

The Acquiring Fund will be the accounting survivor of the Reorganization, and its historical performance will be used by the combined fund consistent with SEC guidance. The combined fund will most closely resemble the predecessor Acquiring Fund. The combined fund will be managed by the same investment adviser and subadviser, and have the same portfolio composition, investment objectives, policies and restrictions, and expense structure and expense ratios as the Acquiring Fund. The size of the combined fund will also most closely resemble the size of the Acquiring Fund, which is the larger of the two Funds.

Rights of Shareholders

The Target Fund and the Acquiring Fund are series of the Trust, an open-end investment company organized as a Delaware statutory trust and governed by its Declaration of Trust and By-Laws. Accordingly, Target Fund shareholders and Acquiring Fund shareholders have identical rights. In addition, both Funds are overseen by the same Board.

The shareholder and account policies and investor services applicable to the Reorganization Shares are identical to those applicable to your shares of the Target Fund. More information about these may be found in the sections of the Acquiring Fund’s Summary Prospectus titled “Shareholder and Account Policies” and “Investor Services.”

Existing and Pro Forma Capitalization

The following table shows the capitalization of the Funds as of January 31, 2020 and on a pro forma combined basis, giving effect to the acquisition of assets at net asset value as of that date:

	Target Fund	Acquiring Fund	Adjustments		Pro Forma Combined Fund
Net Assets (000s)
Retirement Class	$41,642	$306,351	$ (19)[a]		$347,974
Institutional Class	158,400	480,837	(75)[a]		639,162
Administrative Class	1,787	524	(1)[a]		2,310
Investor Class	383	7,567	(—)[a]		7,950
Shares Outstanding (000s)
Retirement Class	4,020	21,604	2,935	[b]	24,539
Institutional Class	15,342	34,046	11,210	[b]	45,256
Administrative Class	175	41	139	[b]	180
Investor Class	38	628	32	[b]	660
Net Asset Value per Share*
Retirement Class	$ 10.36	$ 14.18	—		$ 14.18
Institutional Class	10.32	14.12	—		14.12
Administrative Class	10.20	12.83	—		12.83
Investor Class	10.01	12.05	—		12.05
*	Per share amounts can be recalculated to the amounts disclosed herein when net assets and shares outstanding are not rounded to thousands.
[a]	The adjustments reflect costs associated with the proposed Reorganization, estimated to be approximately $95,000, which will be borne by the Target Fund.
[b]

The adjustments reflect the issuance by the Acquiring Fund of approximately 2,935 Retirement Class shares, 11,210 Institutional Class shares, 139 Administrative Class shares and 32 Investor Class shares to shareholders of Target Fund in connection with the proposed Reorganization.

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MISCELLANEOUS

Share Ownership

As of February 14, 2020 (the “Record Date”), the officers and Trustees of Harbor Funds, as a group, beneficially owned less than 1% of the outstanding shares of beneficial interest of each of the Target Fund and the Acquiring Fund.

The following table identifies those investors who, as of the Record Date, own 25% or more of each Fund’s shares (all share classes taken together), and are therefore presumed to control the respective Fund.

Shareholder Name	Target Fund	Acquiring Fund
National Financial Services LLC Jersey City, NJ	—	36%
Ubatco & Co Lincoln, NE	45%	—

To the extent these shareholders have and exercise voting power with respect to shares of a Fund, their voting decisions will have a significant effect on the outcome of any matter submitted to shareholders of the respective Fund and/or the Trust generally.

The following tables identify those investors who beneficially own 5% or more of the voting securities of a class of each Fund’s shares as of the Record Date.

Target Fund – 5% or Greater Ownership of Share Class
Shareholder Name	Retirement Class	Institutional Class	Administrative Class	Investor Class
Attn Mutual Fund Operations Pittsburgh, PA	34%	—	—	—
Charles Schwab & Co Inc San Francisco, CA	—	7%	—	55%
National Financial Services LLC Jersey City, NJ	—	—	7%	21%
Pai Trust Company Inc De Pere, WI	—	—	88%	—
SSB&T Custodian for the IRA of San Francisco, CA	—	—	—	7%
T Rowe Price Retirement Pl Serv Inc Owings Mills, MD	—	7%	—	—
Ubatco & Co Lincoln, NE	—	57%	—	—
Vanguard Fiduciary Trust Co Valley Forge, PA	60%	—	—	—

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Acquiring Fund – 5% or Greater Ownership of Share Class
Shareholder Name	Retirement Class	Institutional Class	Administrative Class	Investor Class
Associated Trust Company FBO Green Bay, WI	17%	—	—	—
Attn Mutual Fund Operations Pittsburgh, PA	—	—	45%	—
Charles Schwab & Co Inc San Francisco, CA	—	13%	—	33%
DCGT As TTEE and/or Cust FBO Des Moines, IA	19%	—	—	—
Great-West Trust Company LLC TTEE F Overland Park, KS	—	11%	—	—
John Hancock Trust Company LLC Westwood, MA	—	6%	—	—
National Financial Services LLC Jersey City, NJ	25%	42%	34%	41%
Nationwide Trust Company FSB Columbus, OH	—	—	—	12%
Reliance Trust Company FBO Atlanta, GA	—	—	—	6%
State Street Bank Trustee and/or Boston, MA	—	—	8%	—
Vanguard Fiduciary Trust Co Malvern, PA	16%	—	12%	—
Voya Institutional Trust Company Braintree, MA	11%	—	—	—
Wells Fargo Clearing Services, LLC Saint Louis, MO	—	7%	—	—

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as Independent Registered Public Accounting Firm to the Target Fund and the Acquiring Fund. The audited financial statements of the Target Fund and the Acquiring Fund for the fiscal year ended October 31, 2019 have been audited by Ernst & Young LLP, whose report thereon, along with Target Fund’s and the Acquiring Fund’s financial statements, is included in the Annual Report for the fiscal year ended October 31, 2019. The financial statements audited by Ernst & Young LLP have been incorporated by reference in reliance on its report given on their authority as experts in auditing and accounting.

Available Information

The Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act. In accordance with these laws they each file registration statements, reports, proxy material and other information with the SEC. This information is available on the EDGAR Database on the SEC’s website at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

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AGREEMENT AND PLAN OF REORGANIZATION

The Form of Agreement and Plan of Reorganization has been included to provide shareholders with information regarding its terms. It is not intended to provide any other factual information about Harbor Small Cap Growth Opportunities Fund or Harbor Small Cap Growth Fund. Accordingly, shareholders should not rely on the representations and warranties in the Form of Agreement and Plan of Reorganization as characterizations of the actual state of facts at the time they were made or otherwise. In addition, the Form of Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

AGREEMENT AND PLAN OF REORGANIZATION

HARBOR SMALL CAP GROWTH FUND

HARBOR SMALL CAP GROWTH OPPORTUNITIES FUND

The Board of Trustees of Harbor Funds, a Delaware statutory trust (the “Board”), deems it advisable that Harbor Small Cap Growth Fund (the “Acquiring Fund”) and Harbor Small Cap Growth Opportunities Fund (the “Acquired Fund”) engage in the reorganization described below. Each of the Acquired Fund and the Acquiring Fund is a series of Harbor Funds.

This agreement is intended to be and is adopted as a plan of reorganization and liquidation (the “Plan”) within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Retirement Class, Institutional Class, Administrative Class, and Investor Class shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of an open-end, registered management investment company and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board has determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	Transfer of Assets of the Acquired Fund to the Acquiring Fund in Exchange for Acquiring Fund Shares, the Assumption of all of the Acquired Fund’s Liabilities and the Liquidation of the Acquired Fund

1.1.    Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set

20

forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).

1.2.    The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (collectively, “Assets”).

1.3.    The Acquired Fund will endeavor to discharge to the extent practicable, all of its liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued, fixed or contingent, known or unknown, including indemnification liabilities, existing at the Valuation Date as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of the sum of its investment company taxable income (computed without regard to any deduction for dividends paid) plus realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.    Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to its respective shareholders of record with respect to each class of shares, determined as of immediately after the close of business on the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the shares of beneficial interest of the Acquired Fund (“Acquired Fund Shares”) of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund, although any share certificates representing interests in shares of the Acquired Fund will represent a number of the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with paragraph 2.3. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5.    Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent, as defined in paragraph 3.3. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund’s current prospectus.

1.6.    Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (“SEC”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date.

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2.	Valuation

2.1.    The value of the Assets shall be the value of such Assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus and statement of additional information, each as may be supplemented, of the Acquiring Fund, and valuation procedures established by the Board of the Acquiring Fund.

2.2.    The net asset value of an Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional information, each as may be supplemented, and valuation procedures established by the Board of the Acquiring Fund.

2.3.    The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets and liabilities shall be determined with respect to each such class by dividing the value of the net assets with respect to the Acquired Fund Shares, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same class, determined in accordance with paragraph 2.2.

2.4.    All computations of value shall be made by or under the direction of Harbor Capital Advisors, Inc., in its capacity as administrator for the Acquired Fund and the Acquiring Fund, and shall be subject to confirmation by each Fund’s record keeping agent.

3.	Closing and Closing Date

3.1.    The Closing Date shall be on or about April 24, 2020 or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Plan (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. Eastern time. The Closing shall be held at the offices of the Funds or at such other time and/or place as the parties may agree.

3.2.    Harbor Funds shall direct State Street Bank and Trust Company as custodian for the Acquired Fund (“Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund, which Custodian also serves as the custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (“1940 Act”), in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

3.3.    Harbor Funds shall direct Harbor Services Group, Inc., in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver at the Closing a certificate of an authorized officer

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stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Closing Date a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund on the Closing Date, or provide other evidence satisfactory to the Acquired Fund as of the Closing Date that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board or Harbor Capital Advisors, Inc., accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	Representations and Warranties

4.1. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer, Harbor Funds, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund, as follows:

(a)

The Acquired Fund is duly organized as a series of Harbor Funds, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under Harbor Funds’ Declaration of Trust and By-Laws, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted; and

(b)

Harbor Funds is a registered investment company classified as a management company of the open-end type, and its registration with the SEC as an investment company under the 1940 Act, and the registration of Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)

No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), and the 1940 Act, and such as may be required by state securities laws;

(d)

The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)

On the Closing Date, Harbor Funds, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and

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upon delivery and payment for such Assets, Harbor Funds, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)

Harbor Funds is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of its Declaration of Trust or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Harbor Funds, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Harbor Funds, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)

All material contracts or other commitments of the Acquired Fund (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h)

Except as otherwise disclosed in writing to and accepted by Harbor Funds, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Harbor Funds, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)

The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund dated October 31, 2019 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)

Since October 31, 2019, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k)

On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in

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all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)

For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)

All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Harbor Funds and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund’s shares;

(n)

The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, on behalf of the Acquired Fund, will constitute a valid and binding obligation of Harbor Funds, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)

The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)

The combined Information Statement/Prospectus (“Information Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement on Form N-14 through the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Information Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

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4.2.

Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer, Harbor Funds, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund, as follows:

(a)

The Acquiring Fund is duly organized as a series of Harbor Funds, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under its Declaration of Trust and By-Laws to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)

Harbor Funds is a registered investment company classified as a management company of the open-end type, and its registration with the SEC as an investment company under the 1940 Act and the registration of the Acquiring Fund Shares under the 1933 Act, is in full force and effect;

(c)

No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)

The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)

On the Closing Date, Harbor Funds, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)

The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of Harbor Funds’ Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Harbor Funds, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Harbor Funds, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)

Except as otherwise disclosed in writing to and accepted by Harbor Funds, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against Harbor Funds, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. Harbor Funds, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated;

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(h)

The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund, dated October 31, 2019, have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund, as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund, required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i)

Since October 31, 2019, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund, of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund, due to declines in market values of securities held by the Acquiring Fund, the discharge of liabilities, or the redemption of shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

(j)

On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)

For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund, has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)

All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Harbor Funds and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have, and on the Closing Date will not have, outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there or will there be on the Closing Date, outstanding any security convertible into any Acquiring Fund Shares;

(m)

The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of Harbor Funds, on behalf of the Acquiring Fund, and this Plan will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

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(n)

The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

(o)

The information to be furnished by the Acquiring Fund for use in the registration statements and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)

The Information Statement to be included in the Registration Statement referred to in paragraph 5.6 (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, on the effective date of the Registration Statement on Form N-14 through the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Information Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.	Covenants of the Acquiring Fund and the Acquired Fund

5.1.    The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.    [Reserved]

5.3.    The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

5.4.    The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5.    Subject to the provisions of this Plan, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.6.    The Acquired Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of the Information Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 (“Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act.

5.7.    As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Acquiring Fund Shares received at the Closing.

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5.8.    The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

5.9.    Harbor Funds, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as Harbor Funds, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) Harbor Funds’, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) Harbor Funds’, on behalf of the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Plan.

5.10.    The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.11.    The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of Harbor Funds, the Acquired Fund or the Acquiring Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or result in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, Harbor Funds, the Acquired Fund and the Acquiring Fund shall take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to Harbor Funds, to render the tax opinion required herein (including without limitation, each party’s execution of representations reasonably requested by and addressed to counsel).

6.	Conditions Precedent to Obligations of the Acquired Fund

The obligations of Harbor Funds, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at Harbor Funds’ election, to the performance by Harbor Funds, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.    All representations and warranties of Harbor Funds, on behalf of the Acquiring Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.    Harbor Funds, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Harbor Funds, and dated as of the Closing Date, to the effect that the representations and warranties of Harbor Funds, on behalf of the Acquiring Fund, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as Harbor Funds shall reasonably request;

6.3.    Harbor Funds, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by Harbor Funds, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4.    The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

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7.	Conditions Precedent to Obligations of the Acquiring Fund

The obligations of Harbor Funds, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at Harbor Funds’ election, to the performance by Harbor Funds, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.    All representations and warranties of Harbor Funds, on behalf of the Acquired Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.    Harbor Funds shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of Harbor Funds;

7.3.    Harbor Funds, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of Harbor Funds, on behalf of the Acquired Fund, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as Harbor Funds shall reasonably request;

7.4.    Harbor Funds, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by Harbor Funds, on behalf of the Acquired Fund, on or before the Closing Date;

7.5.    The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.    The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.	Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to Harbor Funds, on behalf of the Acquired Fund, or Harbor Funds, on behalf of either the Acquiring Fund or the Acquiring Fund, respectively, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1.    On the Closing Date no action, suit or other proceeding shall be pending or, to Harbor Funds’ knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

8.2.    All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by Harbor Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure

30

to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.3.    The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.4.    The parties shall have received the opinion of counsel to Harbor Funds substantially to the effect that, based upon certain facts, assumptions, and representations of the parties and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, for U.S. federal income tax purposes:

(a)

The acquisition by the Acquiring Fund of all of the properties of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by Acquiring Fund followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares in complete liquidation and termination of the Acquired Fund will constitute a tax-free reorganization under Section 368(a) of the Code.

(b)

The Acquired Fund will not recognize gain or loss upon the transfer of all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(c)	The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(d)

The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(e)

The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(f)

The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(g)	The Acquired Fund Shareholders will recognize no gain or loss upon receiving Acquiring Fund Shares solely in exchange for Acquired Fund Shares.

(h)

The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund Shareholder in the Reorganization will be the same as the aggregate basis of Acquired Fund Shares surrendered by the Acquired Fund Shareholder in exchange therefor.

31

(i)

An Acquired Fund Shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund Shareholder in the Reorganization will include the holding period during which the Acquired Fund Shareholder held Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shareholder held such shares as a capital asset on the date of Reorganization.

The delivery of such opinion is conditioned upon receipt by counsel to Harbor Funds of representations it shall request of Harbor Funds. Notwithstanding anything herein to the contrary, the parties may not waive the condition set forth in this paragraph 8.4.

9.	Indemnification

9.1.    Harbor Funds, out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Plan.

9.2.    Harbor Funds, out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Plan.

10.	Brokerage Fees and Expenses

10.1.    The Acquiring Fund and the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein, other than any brokerage fees and expenses incurred in connection with the Reorganization.

10.2.    The expenses relating to the proposed Reorganization will be borne by the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Information Statement, legal fees, accounting fees and securities registration fees, but will not include brokerage costs or other costs associated with portfolio adjustments. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	Entire Agreement; Survival of Warranties

11.1.    Harbor Funds agrees that it has not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Plan constitutes the entire agreement between the parties.

11.2.    The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

32

12.	Termination

This Plan may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

13.	Amendments

This Plan may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Harbor Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively.

14.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Plan shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to Harbor Funds, on behalf of the Acquired Fund, or Harbor Funds, on behalf of the Acquiring Fund, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302, Attn: Diana R. Podgorny, Secretary.

15.	Headings; Governing Law; Assignment; Limitation of Liability

15.1.    The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

15.2.    This Plan shall be governed by and construed in accordance with the laws of the State of Illinois without regard to its principles of conflicts of laws.

15.3.    This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan. Except as expressly provided otherwise in this Plan, the parties hereto will bear the expenses relating to the Reorganization as set forth in Section 10.2 as mutually agreed upon.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed as of the __ day of ______, 2020.

HARBOR FUNDS On behalf of the Acquiring Fund: Harbor Small Cap Growth Fund	HARBOR FUNDS On behalf of the Acquired Fund: Harbor Small Cap Growth Opportunities Fund

By: __________________	By: __________________
Name: Brian L. Collins Title: Vice President	Name: Charles F. McCain Title: President

33

HARBOR SMALL CAP GROWTH FUND
111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2020

Acquisition of the assets and liabilities of:

Harbor Small Cap Growth Opportunities Fund

(a series of Harbor Funds)

(the “Target Fund”)

111 South Wacker Drive, 34th Floor

Chicago, IL 60606

800-422-1050

By and in exchange for shares of: Harbor Small Cap Growth Fund (a series of Harbor Funds) (the “Acquiring Fund”) 111 South Wacker Drive, 34th Floor Chicago, IL 60606 800-422-1050

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Information Statement/Prospectus dated April 1, 2020, relating specifically to the proposed transfer of the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to those of the Target Fund (the “Reorganization”). The Reorganization is expected to occur on or about April 24, 2020. The Reorganization is not subject to approval by the shareholders of the Target Fund.

Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Information Statement/Prospectus.

Shareholders may obtain, free of charge, a copy of the Information Statement/Prospectus (1) by calling 800-422-1050 or (2) by writing to Harbor Funds, P.O. Box 804660, Chicago, Illinois 60680.

DOCUMENTS INCORPORATED BY REFERENCE

This Statement of Additional Information of the Acquiring Fund consists of these introductory pages, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference herein:

1.	Prospectus, dated March 1, 2020 of the Target Fund and the Acquiring Fund (Acc-no: 0001193125-20-048528);

2.	Statement of Additional Information, dated March 1, 2020 of the Target Fund and the Acquiring Fund (Acc-no: 0001193125-20-048528);

3.	Annual Report to Shareholders of the Target Fund and the Acquiring Fund for the fiscal year ended October 31, 2019 (Acc no: 0001193125-20-001291) (the “Annual Report”).

PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

The unaudited pro forma financial information, set forth in narrative format below, is presented for informational purposes only and does not signify the actual financial condition that would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith

34

based on information regarding the Target Fund and the Acquiring Fund as of their most recent fiscal year ended on October 31, 2019. The pro forma financial information provided herein should be read in conjunction with the October 31, 2019 Annual Report, which is available at Harbor Funds’ website at harborfunds.com, and on the SEC’s website at sec.gov.

Description of the Pro Forma Effects of the Reorganization

NOTE 1 – REORGANIZATION

The unaudited pro forma information has been prepared to give effect to the proposed Reorganization of the Target Fund into the Acquiring Fund pursuant to the Agreement and Plan of Reorganization.

It is anticipated that approximately 90% of the securities held by the Target Fund will be sold and reinvested in accordance with the investment strategies of the Acquiring Fund prior to the date of the Reorganization. The transaction costs associated with the portfolio repositioning will be borne by the Target Fund and are estimated to be between $100,000 and $150,000. Any securities transactions conducted in advance of the Reorganization to align the portfolio holdings of the Target Fund with those of the Acquiring Fund are expected to generate capital gains for the Target Fund. The Target Fund will declare a final dividend to distribute any undistributed net taxable gains (including any gains with respect to the realignment of its portfolio) prior to the date of the Reorganization, which distribution may be taxable to shareholders of the Target Fund. The Target Fund has unrealized losses in its portfolio (in part, due to deferred wash sale losses) that will offset some of the portfolio’s realized gain and unrealized net gains. The Target Fund has no capital loss carryforwards as of October 31, 2019.

The one-time fees and expenses incurred in connection with the Reorganization (other than brokerage commissions and other transaction costs associated with the portfolio repositioning discussed above) are estimated to be approximately $95,000. These costs consist of management’s estimate of professional services fees, filing fees, printing costs and mailing charges related to the proposed Reorganization to be borne by the Target Fund.

No significant accounting policies will change as a result of the Reorganization, including policies regarding security valuation or compliance with Subchapter M of the Code.

NOTE 2 – BASIS OF PRO FORMA

The Reorganization will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a direct result of the Reorganization. The Reorganization will be accomplished by the transfer of the assets and the liabilities of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund, the pro-rata distribution of such shares to the shareholders of the Target Fund, and liquidation and termination of the Target Fund. The table below shows the number of shares of each class of the Acquiring Fund that Target Fund shareholders would have received had the Reorganization occurred on October 31, 2019:

Target Fund Share Class	Acquiring Fund Shares Issued (000s)	Acquiring Fund Share Class
Retirement Class	2,873	Retirement Class
Institutional Class	11,793	Institutional Class
Administrative Class	139	Administrative Class
Investor Class	31	Investor Class

35

In accordance with U.S. Generally Accepted Accounting Principles, for financial reporting purposes the historical cost basis of the investments received from the Target Fund after the portfolio realignment will be carried forward to the Acquiring Fund. The table below sets forth the net assets of each Fund and the pro forma net assets of the combined Fund as of October 31, 2019:

Fund	Net Assets (000s)
Target Fund	$ 194,876
Acquiring Fund	729,221
Harbor Small Cap Growth Fund (Pro Forma Combined Fund)	924,002	¹

¹	The Pro Forma Combined Fund net assets reflects a reduction of $95,000 relating to reorganization costs that will be borne by the Target Fund.

NOTE 3 – PRO FORMA EXPENSE ADJUSTMENTS

The table below reflects pro forma adjustments to the pro forma combined fund annual expenses as if the Reorganization had taken effect at the beginning of the most recently completed fiscal year ended October 31, 2019.

Expense Category	Pro Forma Adjustments (000s)
Management fees¹	$ —
Transfer agent fees¹	—
12b-1 fees¹	—
Shareholder communications²	(5)
Custodian fees²	(26)
Professional fees²	(1)
Registration fees²	(64)
Miscellaneous²	(8)

¹

The Funds pay the same fee rates to Harbor Capital Advisors, Inc., Harbor Services Group, Inc. and Harbor Funds Distributors, Inc. as the investment adviser, transfer agent and distributor to the Funds, respectively.

²

These adjustments reflect expected savings from duplicative costs associated with shareholder communication fees, custodian fees, and other miscellaneous fees, and eliminated professional services and registration fees as a result of the Reorganization.

NOTE 4 – FAIR VALUE MEASUREMENTS AND DISCLOSURES

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1	–	Quoted prices in active markets for identical securities.

Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

As of October 31, 2019, both the Target and Acquiring Funds’ investments were classified as Level 1. There were no Level 2 or 3 investments at October 31, 2019 or 2018.

36

111 South Wacker Drive, 34th Floor

Chicago, Illinois 60606-4302

800-422-1050

harborfunds.com

Prospectus
March 1, 2020
Domestic Equity Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Harbor Capital Appreciation Fund	HNACX	HACAX	HRCAX	HCAIX
Harbor Large Cap Value Fund	HNLVX	HAVLX	HRLVX	HILVX
Harbor Mid Cap Fund	HMCRX	HMCLX	HMCDX	HMCNX
Harbor Mid Cap Growth Fund	HNMGX	HAMGX	HRMGX	HIMGX
Harbor Mid Cap Value Fund	HNMVX	HAMVX	HRMVX	HIMVX
Harbor Small Cap Growth Fund	HNSGX	HASGX	HRSGX	HISGX
Harbor Small Cap Growth Opportunities Fund	HNSOX	HASOX	HRSOX	HISOX
Harbor Small Cap Value Fund	HNVRX	HASCX	HSVRX	HISVX
Harbor Strategic Growth Fund	HNGSX	MVSGX	HSRGX	HISWX
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (harborfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with Harbor Funds, by calling 800-422-1050.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary (such as a broker-dealer or bank), you can contact your financial intermediary to request that you continue to receive paper copies of the Funds’ shareholder reports. If you invest directly, you can call 800-422-1050 to request that you continue to receive paper copies of the Funds’ shareholder reports. Your election to receive reports in paper will apply to all Harbor Funds held in your account.
The Securities and Exchange Commission (SEC) has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Harbor Capital Appreciation Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees[1]	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[2]	0.04%	0.12%	0.12%	0.24%
Total Annual Fund Operating Expenses	0.64%	0.72%	0.97%	1.09%
Fee Waiver[1]	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.59%	0.67%	0.92%	1.04%
1  The Adviser has contractually agreed to reduce the management fee to 0.56% on assets between $5 billion and $10 billion, 0.54% on assets between $10 billion and $20 billion and 0.53% on assets over $20 billion through February 28, 2021. Only the Fund’s Board of Trustees may modify or terminate this agreement.
2  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Retirement	$ 60	$200	$352	$ 794
Institutional	$ 68	$225	$396	$ 890
Administrative	$ 94	$304	$531	$1,185
Investor	$106	$342	$596	$1,324

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40%.
Principal Investment Strategy
The Fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies with market capitalizations of at least $1 billion at the time of purchase and that the Subadviser considers to have above average prospects for growth.
The Subadviser uses a bottom-up approach, researching and evaluating individual companies, to manage the Fund’s portfolio. This research includes visits to companies and discussions with company management.
In selecting stocks for the Fund’s portfolio, the Subadviser looks for companies that it believes have the following financial characteristics:
■	Superior absolute and relative earnings growth
■	Superior sales growth, improving sales momentum and high levels of unit growth
■	High or improving profitability
■	Strong balance sheets
In addition, the Subadviser looks for companies that have actually achieved or exceeded expected earnings results and, in the opinion of the Subadviser, are attractively valued relative to their growth prospects.
The Subadviser focuses on stocks of companies that it believes have distinct attributes such as:
■	Strong market position with a defensible franchise
■	Unique marketing competence
■	Strong research and development leading to superior new product flow
■	Capable and disciplined management
The Subadviser prefers companies that are in the early stages of demonstrating the above financial characteristics and other attributes.
The stocks of mid and large cap companies in the Fund’s portfolio are those the Subadviser expects to maintain or achieve above average earnings growth. Sector allocations are the outcome of the Subadviser’s bottom-up investment process and may, from time to time, result in more substantial investments in particular sectors.
The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the

Fund Summary
Harbor Capital Appreciation Fund

underlying foreign securities in their national markets and currencies. Depositary receipts are subject to the risks associated with investing directly in foreign securities.
Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably.
Mid Cap Risk: The Fund’s performance may be more volatile because it invests in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. Securities of mid cap companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.
Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.
Sector Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared with those of the Fund’s benchmark index and other comparative indices, which include securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	19.08%	Q1 2012
Worst Quarter	-16.40%	Q4 2018

Fund Summary
Harbor Capital Appreciation Fund

Average Annual Total Returns — As of December 31, 2019
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Capital Appreciation Fund
Retirement Class* Before Taxes	33.39%	14.68%	14.58%	11.96%	03-01-2016
Institutional Class Before Taxes	33.28%	14.62%	14.55%	11.95%	12-29-1987
After Taxes on Distributions	30.65%	12.41%	13.17%	N/A
After Taxes on Distributions and Sale of Fund Shares	21.52%	11.32%	11.97%	N/A
Administrative Class Before Taxes	32.95%	14.34%	14.26%	10.99%	11-01-2002
Investor Class Before Taxes	32.80%	14.20%	14.12%	10.83%	11-01-2002
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Russell 1000® Growth^	36.39%	14.63%	15.22%	10.77%
S&P 500^	31.49%	11.70%	13.56%	10.78%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Jennison Associates LLC (“Jennison”) has subadvised the Fund since May 1990.
Portfolio Managers
Mr. Segalas and the co- portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Spiros “Sig” Segalas Jennison Associates LLC
Mr. Segalas is a Director, the Chief Investment Officer, President and a founding member of Jennison and has managed the Fund since 1990.
Kathleen A. McCarragher Jennison Associates LLC
Ms. McCarragher is a Director, Managing Director and the Head of Growth Equity of Jennison and has co-managed the Fund since 2013 and been involved in portfolio management for the Fund since 1998.
Blair A. Boyer Jennison Associates LLC
Mr. Boyer is a Managing Director and the Co-Head of Large Cap Growth Equity of Jennison and has co-managed the Fund since 2019.
Natasha Kuhlkin, CFA Jennison Associates LLC
Ms. Kuhlkin is a Managing Director and a Large Cap Growth Equity Portfolio Manager of Jennison and has co-managed the Fund since 2019.

Fund Summary
Harbor Capital Appreciation Fund

Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Retirement Class[1]	Institutional Class	Administrative Class[2]	Investor Class
Regular	$1,000,000	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000,000	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000,000	$50,000	N/A	$1,000
1  There is no minimum investment for (1) employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans; and (2) certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.
2  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Large Cap Value Fund

Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses	0.05%	0.13%	0.13%	0.25%
Total Annual Fund Operating Expenses	0.65%	0.73%	0.98%	1.10%
Expense Reimbursement[1]	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.61%	0.69%	0.94%	1.06%
1  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.61%, 0.69%, 0.94%, and 1.06% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2021. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Retirement	$ 62	$204	$358	$ 807
Institutional	$ 70	$229	$402	$ 903
Administrative	$ 96	$308	$538	$1,198
Investor	$108	$346	$602	$1,337

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11%.
Principal Investment Strategy
The Fund invests primarily in equity securities, principally common and preferred stocks of large cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large cap companies.
The Fund defines large cap companies as those with market capitalizations that fall within the range of the Russell 1000® Value Index. As of December 31, 2019, the range of the Index was $824 million to $554 billion, but it is expected to change frequently.
The Subadviser employs a fundamental, bottom-up research driven approach to identify approximately 35 to 45 companies for investment by the Fund. The Subadviser focuses on those companies that it believes are higher quality businesses that are undervalued by the market relative to what the Subadviser believes to be their fair value.
The Subadviser seeks to identify higher quality companies by focusing on the following attributes:
■	Attractive business fundamentals
■	Strong financials
■	Experienced, motivated company management
■	High and/or consistently improving market position, return on invested capital and operating margins
The Subadviser then assesses the attractiveness of the valuations of those higher quality companies by analyzing a variety of valuation metrics, such as cash flow return on enterprise value, price-to-earnings, sales and free cash flow ratios and break-up values, among others.
The Subadviser looks for potential catalysts for the company’s business that could help unlock what the Subadviser believes is the company’s true value, including:
■	Productive use of strong free cash flow
■	Restructuring and/or productivity gains
■	Change in management or control
■	Innovative, competitively superior products
■	Accretive acquisitions or divestitures
The Subadviser integrates environmental, social, and governance (ESG) factors into its investment process and as part of its overall portfolio decision making process.
The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.
The Subadviser may sell a holding if the value potential is realized, if warning signals emerge of fundamental deterioration, or if the valuation is no longer compelling relative to other investment opportunities.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates

Fund Summary
Harbor Large Cap Value Fund

are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. Depositary receipts are subject to the risks associated with investing directly in foreign securities.
Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.
Limited Number of Holdings Risk: The Fund may invest in a limited number of companies. As a result, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies. In addition, the Fund’s performance may be more volatile than a fund that invests in a larger number of companies.
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably.
Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	12.79%	Q1 2012
Worst Quarter	-14.63%	Q3 2011

Fund Summary
Harbor Large Cap Value Fund

Average Annual Total Returns — As of December 31, 2019
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Large Cap Value Fund
Retirement Class* Before Taxes	33.03%	12.29%	12.98%	10.27%	03-01-2016
Institutional Class Before Taxes	32.84%	12.22%	12.94%	10.26%	12-29-1987
After Taxes on Distributions	32.54%	11.29%	12.15%	N/A
After Taxes on Distributions and Sale of Fund Shares	19.63%	9.52%	10.63%	N/A
Administrative Class Before Taxes	32.55%	11.92%	12.64%	9.60%	11-01-2002
Investor Class Before Taxes	32.38%	11.79%	12.52%	9.43%	11-01-2002
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell 1000® Value^	26.54%	8.29%	11.80%	10.65%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Aristotle Capital Management, LLC (“Aristotle”) has subadvised the Fund since May 2012.
Portfolio Managers
The  portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Howard Gleicher, CFA Aristotle Capital Management, LLC
Mr. Gleicher is the Chief Executive Officer and Chief Investment Officer of Aristotle and has managed the Fund since 2012.
Gregory D. Padilla, CFA Aristotle Capital Management, LLC
Mr. Padilla is a Portfolio Manager and Senior Global Research Analyst of Aristotle and has managed the Fund since 2018.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

Fund Summary
Harbor Large Cap Value Fund

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Retirement Class[1]	Institutional Class	Administrative Class[2]	Investor Class
Regular	$1,000,000	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000,000	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000,000	$50,000	N/A	$1,000
1  There is no minimum investment for (1) employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans; and (2) certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.
2  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Mid Cap Fund

Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[1]	1.41%	1.49%	1.49%	1.61%
Total Annual Fund Operating Expenses	2.16%	2.24%	2.49%	2.61%
Expense Reimbursement[2]	(1.36)%	(1.36)%	(1.36)%	(1.36)%
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.80%	0.88%	1.13%	1.25%
1  Based on estimated amounts for the current fiscal year.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.80%, 0.88%, 1.13%, and 1.25% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2021. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years
Retirement	$ 82	$545
Institutional	$ 90	$569
Administrative	$115	$646
Investor	$127	$682

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The inception date of the Fund was December 1, 2019 and no portfolio turnover rate existed at the time of this publication.
Principal Investment Strategy
The Fund invests primarily in equity securities, principally common and preferred stocks, of U.S. mid cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of mid cap companies.
The Fund defines mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, the Fund will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2019, the range of the Index was $824 million to $78.7 billion, but it is expected to change frequently.
The Subadviser employs a disciplined investment approach that seeks to identify companies that, in the Subadviser’s view, demonstrate strong business fundamentals and earnings prospects that are not fully captured in the companies’ current market valuations. The Subadviser uses a bottom-up investment process, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund’s portfolio. The Subadviser integrates environmental, social, and governance factors into its investment process and as part of its overall portfolio decision making process. The Subadviser employs statistical analysis, which is designed to limit certain risks in the Fund’s portfolio versus the Fund’s benchmark. The Fund’s sector weightings are a result of, and secondary to, individual stock selections.
The Subadviser may sell a stock if one of the following situations arises:
■	The company executes according to the Subadviser’s investment thesis and the market recognizes it in the stock’s valuation;
■	The investment process identifies a company the Subadviser believes has superior return and risk characteristics. In this situation, the more attractive stock would force them to sell the less attractive stock so that they continue to own only their best investment ideas; or
■	The company’s prospects deteriorate as a result of poor business plan execution, new competitors, management changes, a souring business environment or other adverse effects.
The Fund expects to invest in approximately 50 to 70 companies.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within

Fund Summary
Harbor Mid Cap Fund

an industry. Equity securities generally have greater price volatility than fixed income securities.
Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably.
Mid Cap Risk: The Fund’s performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. Securities of mid cap companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.
Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
EARNEST Partners LLC (“EARNEST Partners”) has subadvised the Fund since 2019.
Portfolio Manager
Paul E. Viera EARNEST Partners LLC
Mr. Viera is the Chief Executive Officer, a Portfolio Manager and the founder of EARNEST Partners and has managed the Fund since 2001.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Retirement Class[1]	Institutional Class	Administrative Class[2]	Investor Class
Regular	$1,000,000	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000,000	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000,000	$50,000	N/A	$1,000
1  There is no minimum investment for (1) employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans; and (2) certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.
2  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.

Fund Summary
Harbor Mid Cap Fund

Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Mid Cap Growth Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees[1]	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[2]	0.08%	0.16%	0.16%	0.28%
Total Annual Fund Operating Expenses	0.83%	0.91%	1.16%	1.28%
Fee Waiver[1]	(0.03)%	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.80%	0.88%	1.13%	1.25%
1  The Adviser has contractually agreed to reduce the management fee to 0.72% through February 28, 2021. Only the Fund’s Board of Trustees may modify or terminate this agreement.
2  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Retirement	$ 82	$262	$458	$1,023
Institutional	$ 90	$287	$501	$1,117
Administrative	$115	$366	$635	$1,406
Investor	$127	$403	$699	$1,543

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70%.
Principal Investment Strategy
The Fund invests primarily in equity securities, principally common and preferred stocks of mid cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of mid cap companies.
The Fund defines mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, the Fund will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2019, the range of the Index was $1.2 billion to $78.7 billion, but it is expected to change frequently.
The Subadviser uses a bottom up approach, employing fundamental analysis to identify individual companies for potential inclusion in the Fund’s portfolio.
In analyzing companies for investment, the Subadviser looks for, among other things, companies that it believes have:
■	Strong earnings growth
■	Improving operating trends
■	Competitive advantages such as a superior management team
■	Attractive relative value within the context of a security’s primary trading market
The Fund may invest up to 25% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets. The Fund may invest up to 10% of its total assets in equity securities of privately held companies. The Fund expects that these would normally be later-stage private companies that are seeking strategic capital investments to facilitate their next phase of development prior to experiencing a liquidity event, such as an initial public offering of their shares.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. Depositary receipts are subject to the risks associated with investing directly in foreign securities.
Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that

Fund Summary
Harbor Mid Cap Growth Fund

affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably.
Mid Cap Risk: The Fund’s performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. Securities of mid cap companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.
Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.
Privately Held Company Risk: Investments in equity securities of privately held companies involve greater risk than investments in equity securities of public companies. Because there is no public market for the company’s securities, it can be difficult to determine current valuations for the overall company and the related securities held by the Fund. Further, the Fund would not be able to sell these securities until a liquidity event occurs, such as an initial public offering of the company’s stock, which is normally outside the control of the Fund and Subadviser. Accordingly, these securities are considered illiquid. There is also significantly less information available about these companies’ business models, quality of management, earnings growth potential and other criteria used to evaluate their investment prospects.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	24.49%	Q1 2019
Worst Quarter	-20.44%	Q3 2011

Fund Summary
Harbor Mid Cap Growth Fund

Average Annual Total Returns — As of December 31, 2019
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Mid Cap Growth Fund
Retirement Class* Before Taxes	39.06%	13.03%	13.77%	5.94%	03-01-2016
Institutional Class Before Taxes	39.05%	12.96%	13.74%	5.92%	11-01-2000
After Taxes on Distributions	32.80%	9.63%	11.02%	N/A
After Taxes on Distributions and Sale of Fund Shares	27.48%	9.63%	10.67%	N/A
Administrative Class Before Taxes	38.66%	12.68%	13.46%	12.04%	11-01-2002
Investor Class Before Taxes	38.53%	12.56%	13.33%	11.90%	11-01-2002
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell Midcap® Growth^	35.47%	11.60%	14.24%	6.52%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Wellington Management Company LLP (“Wellington”) has subadvised the Fund since September 2005.
Portfolio Managers
The  portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Stephen C. Mortimer Wellington Management Company LLP
Mr. Mortimer is a Senior Managing Director and Equity Portfolio Manager of Wellington and has been involved in portfolio management and securities analysis for the Fund since 2010.
Mario E. Abularach, CFA, CMT Wellington Management Company LLP
Mr. Abularach is a Senior Managing Director and Equity Research Analyst of Wellington and has been involved in portfolio management and securities analysis for the Fund since 2006.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

Fund Summary
Harbor Mid Cap Growth Fund

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Retirement Class[1]	Institutional Class	Administrative Class[2]	Investor Class
Regular	$1,000,000	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000,000	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000,000	$50,000	N/A	$1,000
1  There is no minimum investment for (1) employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans; and (2) certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.
2  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Mid Cap Value Fund

Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees[1]	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[2]	0.06%	0.14%	0.14%	0.26%
Total Annual Fund Operating Expenses	0.81%	0.89%	1.14%	1.26%
Fee Waiver[1]	(0.03)%	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.78%	0.86%	1.11%	1.23%
1  The Adviser has contractually agreed to reduce the management fee to 0.70% on assets between $350 million and $1 billion and 0.65% on assets over $1 billion through February 28, 2021. Only the Fund’s Board of Trustees may modify or terminate this agreement.
2  Restated to reflect current fees.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Retirement	$ 80	$256	$447	$ 999
Institutional	$ 88	$281	$490	$1,093
Administrative	$113	$359	$625	$1,383
Investor	$125	$397	$689	$1,520

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11%.
Principal Investment Strategy
The Fund invests primarily in equity securities, principally common stocks, of mid cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of mid cap companies.
The Fund defines mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, the Fund will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2019, the range of the Index was $824 million to $78.7 billion, but it is expected to change frequently.
The Subadviser looks to identify companies that it believes are out of favor and thus undervalued in the marketplace at the time of purchase and have the potential for appreciation. The Subadviser’s active investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund in a bottom-up, contrarian value approach. The primary components of the quantitative model are:
■	Indicators of fundamental undervaluation, such as low price-to-cash flow or low price-to-earnings ratios
■	Indicators of past negative market sentiment, such as poor past stock price performance
■	Indicators of recent momentum, such as high recent stock price performance
■	Control of incremental risk relative to the benchmark index
All such indicators are measured relative to the overall universe of mid cap companies.
The Subadviser utilizes its proprietary quantitative model to make its assessments and, except in very limited circumstances, follows the output of those models when making buy and sell decisions for the Fund’s portfolio.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably.

Fund Summary
Harbor Mid Cap Value Fund

Mid Cap Risk: The Fund’s performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. Securities of mid cap companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.
Model Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. Even in the absence of flaws, a model may not perform as anticipated.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	15.91%	Q4 2011
Worst Quarter	-21.85%	Q3 2011

Average Annual Total Returns — As of December 31, 2019
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Mid Cap Value Fund
Retirement Class* Before Taxes	23.03%	4.99%	11.24%	7.66%	03-01-2016
Institutional Class Before Taxes	22.90%	4.93%	11.21%	7.64%	03-01-2002
After Taxes on Distributions	22.01%	3.86%	10.49%	N/A
After Taxes on Distributions and Sale of Fund Shares	14.18%	3.69%	9.22%	N/A
Administrative Class Before Taxes	22.58%	4.66%	10.94%	8.88%	11-01-2002
Investor Class Before Taxes	22.47%	4.54%	10.80%	8.76%	11-01-2002
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell Midcap® Value^	27.06%	7.62%	12.41%	9.85%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Since Inception return based on the inception date of the Institutional Class shares.

Fund Summary
Harbor Mid Cap Value Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
LSV Asset Management (“LSV”) has subadvised the Fund since September 2004.
Portfolio Managers
The  portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Josef Lakonishok, Ph.D. LSV Asset Management
Dr. Lakonishok is the Chief Executive Officer, Chief Investment Officer, a Portfolio Manager and Founding Partner of LSV and has co-managed the Fund since 2004.
Menno Vermeulen, CFA LSV Asset Management
Mr. Vermeulen is a Portfolio Manager and Partner of LSV and has co-managed the Fund since 2004.
Puneet Mansharamani, CFA LSV Asset Management
Mr. Mansharamani is a Portfolio Manager and Partner of LSV and has co-managed the Fund since 2006.
Greg Sleight LSV Asset Management
Mr. Sleight is a Portfolio Manager and Partner of LSV, has co-managed the Fund since 2015 and been involved in portfolio management for the Fund since 2014.
Guy Lakonishok, CFA LSV Asset Management
Mr. Lakonishok is a Portfolio Manager and Partner of LSV, has co-managed the Fund since 2015 and been involved in portfolio management for the Fund since 2014.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Retirement Class[1]	Institutional Class	Administrative Class[2]	Investor Class
Regular	$1,000,000	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000,000	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000,000	$50,000	N/A	$1,000
1  There is no minimum investment for (1) employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans; and (2) certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.
2  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.

Fund Summary
Harbor Mid Cap Value Fund

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Small Cap Growth Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses	0.05%	0.13%	0.13%	0.25%
Total Annual Fund Operating Expenses	0.80%	0.88%	1.13%	1.25%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Retirement	$ 82	$255	$444	$ 990
Institutional	$ 90	$281	$488	$1,084
Administrative	$115	$359	$622	$1,375
Investor	$127	$397	$686	$1,511

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74%.
Principal Investment Strategy
The Fund invests primarily in equity securities, principally common and preferred stocks of small cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small cap companies.
The Fund defines small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, the Fund will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2019, the range of the Index was $13 million to $8.3 billion, but it is expected to change frequently.
The Subadviser uses a bottom-up process to identify companies that meet the Subadviser’s strict fundamental criteria and then performs a qualitative review on each identified company to select approximately 60 to 80 companies for inclusion in the Fund’s portfolio. The Subadviser’s research may include personal interviews and other contact with company management. Sector allocations are the outcome of the Subadviser’s bottom-up investment process.
In selecting stocks for the Fund’s portfolio, the Subadviser looks for companies that it believes possess the following characteristics:
■	Accelerating earnings growth
■	Strong balance sheets
■	Attractive valuations as measured by price/earnings to growth ratios
In addition, the Subadviser prefers companies that it believes possess the following qualitative characteristics:
■	Superior company management
■	Significant insider ownership
■	Unique market positions and broad market opportunities
■	Solid financial controls and accounting processes
The Subadviser integrates environmental, social, and governance factors into its investment process and as part of its overall portfolio decision making process.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably.

Fund Summary
Harbor Small Cap Growth Fund

Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Small Cap Risk: The Fund’s performance may be more volatile because it invests primarily in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	21.62%	Q1 2019
Worst Quarter	-25.90%	Q3 2011

Average Annual Total Returns — As of December 31, 2019
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Small Cap Growth Fund
Retirement Class* Before Taxes	42.51%	10.74%	13.77%	9.35%	03-01-2016
Institutional Class Before Taxes	42.33%	10.66%	13.73%	9.33%	11-01-2000
After Taxes on Distributions	41.19%	8.07%	11.27%	N/A
After Taxes on Distributions and Sale of Fund Shares	25.85%	7.78%	10.74%	N/A
Administrative Class Before Taxes	41.99%	10.33%	13.43%	11.13%	11-01-2002
Investor Class Before Taxes	41.79%	10.26%	13.31%	11.00%	11-01-2002
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell 2000® Growth^	28.48%	9.34%	13.01%	6.45%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Since Inception return based on the inception date of the Institutional Class shares.

Fund Summary
Harbor Small Cap Growth Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Westfield Capital Management Company, L.P. (“Westfield”) has subadvised the Fund since 2000.
Portfolio Managers
The  portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
William A. Muggia Westfield Capital Management Company, L.P.
Mr. Muggia is the President, Chief Investment Officer, Chief Executive Officer, a Portfolio Manager and Managing Partner of Westfield and has co-managed the Fund since its inception in 2000.
Richard D. Lee, CFA Westfield Capital Management Company, L.P.
Mr. Lee is the Deputy Chief Investment Officer, a Portfolio Manager and Managing Partner of Westfield and has co-managed the Fund since 2018. He has been a member of Westfield’s Investment Committee since 2004.
Ethan J. Meyers, CFA Westfield Capital Management Company, L.P.
Mr. Meyers is the Director of Research, a Portfolio Manager and Managing Partner of Westfield and has co-managed the Fund since its inception in 2000.
John M. Montgomery Westfield Capital Management Company, L.P.
Mr. Montgomery is the Chief Operating Officer, a Managing Partner and Portfolio Strategist of Westfield and has co-managed the Fund since 2011.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Retirement Class[1]	Institutional Class	Administrative Class[2]	Investor Class
Regular	$1,000,000	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000,000	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000,000	$50,000	N/A	$1,000
1  There is no minimum investment for (1) employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans; and (2) certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.
2  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.

Fund Summary
Harbor Small Cap Growth Fund

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Small Cap Growth Opportunities Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses	0.08%	0.16%	0.16%	0.28%
Total Annual Fund Operating Expenses	0.83%	0.91%	1.16%	1.28%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Retirement	$ 85	$265	$460	$1,025
Institutional	$ 93	$290	$504	$1,120
Administrative	$118	$368	$638	$1,409
Investor	$130	$406	$702	$1,545

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68%.
Principal Investment Strategy
The Fund invests primarily in equity securities, principally common and preferred stocks of small cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small cap companies.
The Fund defines small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, the Fund will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2019, the range of the Index was $13 million to $8.3 billion, but it is expected to change frequently.
The Subadviser’s investment strategy focuses on identifying rapidly growing small cap companies that are in an early or transitional stage of their development and before their full potential is discovered by the market. The Subadviser utilizes bottom-up, fundamental research involving both quantitative and qualitative aspects to identify approximately 80 to 100 companies for investment by the Fund. The Subadviser uses quantitative analysis to identify potential companies for growth characteristics, such as:
■	Material revenue growth
■	Sustainable and/or expanding margins
■	Consistent earnings
■	Strong free cash flow generation
The Subadviser assesses the attractiveness of the valuation of these growth companies by analyzing a variety of valuation metrics, such as enterprise values relative to earnings and free cash flows, and price-to-earnings ratios, among others. The Subadviser then uses detailed qualitative analysis to further identify companies that possess the following characteristics:
■	Strong management teams
■	Well-defined business plans
■	Defensible market positions, such as higher barriers to entry
■	Potential for growth in the market for the companies’ products and/or services
The Subadviser may sell a holding if the price target for the company is reached, the investment thesis for the company has fundamentally changed, the Subadviser becomes less comfortable with the company’s management team and/or the Subadviser identifies more attractive investment opportunities.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may

Fund Summary
Harbor Small Cap Growth Opportunities Fund

depress the value of that issuer’s stock, sometimes rapidly or unpredictably.
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably.
Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Small Cap Risk: The Fund’s performance may be more volatile because it invests primarily in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	16.78%	Q4 2019
Worst Quarter	-24.06%	Q4 2018

Average Annual Total Returns — As of December 31, 2019
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Small Cap Growth Opportunities Fund
Retirement Class* Before Taxes	25.35%	7.68%	N/A	8.01%	03-01-2016
Institutional Class Before Taxes	25.30%	7.63%	N/A	7.97%	02-01-2014
After Taxes on Distributions	23.78%	5.41%	N/A	6.04%
After Taxes on Distributions and Sale of Fund Shares	15.00%	5.35%	N/A	5.74%
Administrative Class Before Taxes	24.96%	7.49%	N/A	7.80%	02-01-2014
Investor Class Before Taxes	24.78%	7.23%	N/A	7.56%	02-01-2014
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell 2000® Growth^	28.48%	9.34%	N/A	9.16%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Since Inception return based on the inception date of the Institutional Class shares.

Fund Summary
Harbor Small Cap Growth Opportunities Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Elk Creek Partners, LLC (“Elk Creek”) has subadvised the Fund since 2014.
Portfolio Managers
The  portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Cam Philpott, CFA Elk Creek Partners, LLC
Mr. Philpott is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since its inception in 2014.
David Hand, CFA Elk Creek Partners, LLC
Mr. Hand is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since its inception in 2014.
Hiren Patel, Ph.D. Elk Creek Partners, LLC
Mr. Patel is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since its inception in 2014.
Sean McGinnis, CFA Elk Creek Partners, LLC
Mr. McGinnis is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since its inception in 2014.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Retirement Class[1]	Institutional Class	Administrative Class[2]	Investor Class
Regular	$1,000,000	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000,000	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000,000	$50,000	N/A	$1,000
1  There is no minimum investment for (1) employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans; and (2) certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.
2  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Small Cap Value Fund

Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses	0.05%	0.13%	0.13%	0.25%
Total Annual Fund Operating Expenses	0.80%	0.88%	1.13%	1.25%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Retirement	$ 82	$255	$444	$ 990
Institutional	$ 90	$281	$488	$1,084
Administrative	$115	$359	$622	$1,375
Investor	$127	$397	$686	$1,511

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27%.
Principal Investment Strategy
The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small cap companies.
The Fund defines small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index, provided that if the upper end of the capitalization range of that
Index falls below $2.5 billion, the Fund will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2019, the range of the Index was $13 million to $8.3 billion, but it is expected to change frequently.
The Subadviser employs a value-based investment style by seeking to identify companies with stocks trading at prices below what the Subadviser believes are their intrinsic values. The Subadviser uses a bottom-up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund’s portfolio. The Subadviser employs statistical analysis, which is designed to limit certain risks in the Fund’s portfolio versus the assigned benchmark. The Subadviser integrates environmental, social, and governance factors into its investment process and as part of its overall portfolio decision making process. The Fund’s sector weightings are a result of, and secondary to, individual stock selections.
The Subadviser may sell a stock if one of the following situations arises:
■	The company executes according to the Subadviser’s investment thesis and the market recognizes it in the stock’s valuation;
■	The investment process identifies a company the Subadviser believes has superior return and risk characteristics. In this situation, the more attractive stock would force them to sell the less attractive stock so that they continue to own only their best investment ideas; or
■	The company’s prospects deteriorate as a result of poor business plan execution, new competitors, management changes, a souring business environment or other adverse effects.
The Fund expects to invest in approximately 55 to 70 companies.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably.
Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks

Fund Summary
Harbor Small Cap Value Fund

on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Small Cap Risk: The Fund’s performance may be more volatile because it invests primarily in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.
Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Performance
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	17.63%	Q4 2011
Worst Quarter	-20.59%	Q3 2011

Average Annual Total Returns — As of December 31, 2019
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Small Cap Value Fund
Retirement Class* Before Taxes	29.06%	9.47%	12.46%	10.37%	03-01-2016
Institutional Class Before Taxes	28.96%	9.41%	12.43%	10.36%	12-14-2001
After Taxes on Distributions	28.53%	8.50%	11.39%	N/A
After Taxes on Distributions and Sale of Fund Shares	17.45%	7.29%	10.13%	N/A
Administrative Class Before Taxes	28.68%	9.13%	12.14%	10.68%	11-01-2002
Investor Class Before Taxes	28.50%	9.01%	12.01%	10.53%	11-01-2002
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell 2000® Value^	22.39%	6.99%	10.56%	8.70%
*	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
^	Since Inception return based on the inception date of the Institutional Class shares.

Fund Summary
Harbor Small Cap Value Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
EARNEST Partners LLC (“EARNEST Partners”) has subadvised the Fund since 2001.
Portfolio Manager
Paul E. Viera EARNEST Partners LLC
Mr. Viera is the Chief Executive Officer, a Portfolio Manager and the founder of EARNEST Partners and has managed the Fund since 2001.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Retirement Class[1]	Institutional Class	Administrative Class[2]	Investor Class
Regular	$1,000,000	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000,000	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000,000	$50,000	N/A	$1,000
1  There is no minimum investment for (1) employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans; and (2) certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.
2  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Strategic Growth Fund

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[1]	0.12%	0.20%	0.20%	0.32%
Total Annual Fund Operating Expenses	0.72%	0.80%	1.05%	1.17%
Expense Reimbursement[2]	(0.09)%	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	0.63%	0.71%	0.96%	1.08%
1  Restated to reflect current fees.
2  The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.63%, 0.71%, 0.96%, and 1.08% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2021. Only the Fund’s Board of Trustees may modify or terminate this agreement.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years	Five Years	Ten Years
Retirement	$ 64	$221	$392	$ 886
Institutional	$ 73	$246	$435	$ 981
Administrative	$ 98	$325	$571	$1,274
Investor	$110	$363	$635	$1,412

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26%.
Principal Investment Strategy
The Fund invests in equity securities that the Subadviser believes have strong growth characteristics and are undervalued in the marketplace. Under normal market conditions, the Fund invests primarily (at least 65% of its net assets) in equity securities, principally common and preferred stocks, of U.S. companies. The Fund tends to invest more significantly in equity securities of companies with larger market capitalizations, but may also invest in equity securities of companies with mid and small market capitalizations.
In selecting securities, the Subadviser seeks to invest in businesses that it believes can grow excess returns on capital into the future and which the Subadviser believes trade at a discount to fair value of the companies. The Subadviser utilizes a bottom-up stock selection process to identify growth businesses with a sustainable competitive advantage.
The Fund maintains a portfolio of approximately 30-50 stocks. However, the actual number of portfolio holdings may vary due to market conditions. Holdings are generally spread across a number of industries/sectors but may have a higher percentage in sectors that the Subadviser believes have greater investment opportunities.
The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”) and may from time to time invest in foreign securities, including American Depositary Receipts (“ADRs”).
The Subadviser generally sells a stock when it believes the risk/reward characteristics turn negative, the fundamentals deteriorate, a more attractive investment is identified, or the stock achieves the Subadviser’s estimate of fair value.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:
Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. Depositary receipts are subject to the risks associated with investing directly in foreign securities.
Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Fund Summary
Harbor Strategic Growth Fund

Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
IPO Risk: An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain.
Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.
Limited Number of Holdings Risk: The Fund may invest in a limited number of companies. As a result, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies. In addition, the Fund’s performance may be more volatile than a fund that invests in a larger number of companies.
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably.
Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.
Sector Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.
Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Small and Mid Cap Risk: The Fund’s performance may be more volatile because it may invest in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small and mid cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.
Performance
The Fund acquired the assets and assumed the then existing known liabilities of the Mar Vista Strategic Growth Fund (the “Predecessor Fund”) on March 6, 2017, and the Fund is the performance successor of the reorganization. This means that the Predecessor Fund’s performance and financial history will be used by the Fund going forward from the date of reorganization. In the reorganization, former shareholders of the Predecessor Fund received Institutional Class shares of the Fund. Accordingly, the performance of the Institutional Class of the Fund for periods prior to the reorganization is the performance of the Predecessor Fund. The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of Institutional Class shares of the Fund, which are lower than those of the Predecessor Fund. Because the Fund has different fees and expenses than the Predecessor Fund, the Fund would also have had different performance results.
The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

Fund Summary
Harbor Strategic Growth Fund

Calendar Year Total Returns for Institutional Class Shares
During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	14.69%	Q1 2019
Worst Quarter	-13.41%	Q4 2018

Average Annual Total Returns — As of December 31, 2019
	One Year	Annualized			Inception Date
		Five Years	Ten Years	Since Inception
Harbor Strategic Growth Fund
Retirement Class Before Taxes	32.08%	N/A	N/A	14.87%	03-01-2017
Institutional Class Before Taxes	32.01%	11.53%	N/A	14.50%	11-01-2011
After Taxes on Distributions	31.47%	10.93%	N/A	13.59%
After Taxes on Distributions and Sale of Fund Shares	19.33%	9.07%	N/A	11.76%
Administrative Class Before Taxes	31.65%	N/A	N/A	14.49%	03-01-2017
Investor Class Before Taxes	31.51%	N/A	N/A	13.81%	03-01-2017
Comparative Index (reflects no deduction for fees, expenses or taxes)
Russell 1000® Growth^	36.39%	14.63%	N/A	16.29%
[1]	The Fund commenced operations on March 6, 2017. The performance attributed to the Institutional Class shares prior to that date is that of the Predecessor Fund’s Institutional Shares.
^	Since Inception return based on the inception date of the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Portfolio Management
Investment Adviser
Harbor Capital Advisors, Inc.
Subadviser
Mar Vista Investment Partners, LLC (“Mar Vista”) has subadvised the Fund since its inception in 2017.
From inception (November 1, 2011) to January 20, 2015, Mar Vista served as the Predecessor Fund’s subadviser. From January 20, 2015 to the date of the reorganization, Mar Vista served as the primary investment adviser to the Predecessor Fund.
Portfolio Managers
The  portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Silas A. Myers, CFA Mar Vista Investment Partners, LLC
Mr. Myers is a Portfolio Manager of Mar Vista and has managed the Fund since 2017 (and had managed the Predecessor Fund since 2011).
Brian L. Massey, CFA Mar Vista Investment Partners, LLC
Mr. Massey is a Portfolio Manager of Mar Vista and has managed the Fund since 2017 (and had managed the Predecessor Fund since 2011).
Joshua J. Honeycutt, CFA Mar Vista Investment Partners, LLC
Mr. Honeycutt is a Portfolio Manager of Mar Vista and has managed the Fund since 2017.
Jeffrey B. Prestine Mar Vista Investment Partners, LLC
Mr. Prestine is a Portfolio Manager of Mar Vista and has managed the Fund since 2017.

Fund Summary
Harbor Strategic Growth Fund

Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborfunds.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Retirement Class[1]	Institutional Class	Administrative Class[2]	Investor Class
Regular	$1,000,000	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000,000	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000,000	$50,000	N/A	$1,000
1  There is no minimum investment for (1) employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans; and (2) certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.
2  Limited only to employer-sponsored retirement or benefit plans and financial intermediaries. There is no minimum investment for employer-sponsored retirement or benefit plans.
Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Additional Information about the Funds’ Investments

Investment Objectives
Harbor Funds’ Board of Trustees (the “Board of Trustees”) may change a Fund’s investment objective without shareholder approval.

Investment Policies
For each of Harbor Large Cap Value Fund, Harbor Mid Cap Fund, Harbor Mid Cap Growth Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, and Harbor Small Cap Value Fund, the Fund’s 80% investment policy may be changed by the Fund upon 60 days’ advance notice to the shareholders.

Principal Investments
Each Fund’s principal investment strategies are described in the Fund Summary section.
The main risks associated with investing in each Fund is summarized in the respective Fund Summary sections at the front of this Prospectus.
For additional risk factors that are not discussed in this Prospectus because they are not considered main risk factors, see Harbor Funds’ Statement of Additional Information.
An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A Fund’s shares will go up and down in price, meaning that you could lose money by investing in a Fund. Many factors influence a mutual fund’s performance and a Fund’s investment strategy may not produce the intended results.
More detailed descriptions of certain of the main risks and additional risks of the Funds are described below.
EQUITY SECURITIES
Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Each Fund may invest in exchange-traded and over-the-counter common and preferred stocks.  Harbor Capital Appreciation Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Growth Fund, and Harbor Strategic Growth Fund may also invest in depositary receipts.
COMMON STOCK
Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock. Common stock usually carries with it the right to vote and frequently, an exclusive right to do so.
PREFERRED STOCK
Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash or in additional shares of preferred stock at a defined rate. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions and generally carry no voting rights.
DEPOSITARY RECEIPTS
Harbor Capital Appreciation Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Growth Fund, and Harbor Strategic Growth Fund,  may invest in depositary receipts, including, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), and Global Depositary Receipts (“GDRs”). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.
FOREIGN SECURITIES
Harbor Capital Appreciation Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Growth Fund, and Harbor Strategic Growth Fund may invest in equity securities of foreign developed market companies as part of their principal investment strategies. Harbor Capital Appreciation Fund, Harbor Large Cap Value, and Harbor Mid Cap Growth Fund may invest in equity securities of emerging market companies as part of their principal investment strategies.
Each Subadviser is responsible for determining, with respect to the Fund(s) that it manages, whether a particular issuer would be considered a foreign or emerging market issuer. Normally, foreign or emerging market governments and their agencies and instrumentalities are considered foreign or emerging market

Additional Information about the Funds’ Investments

issuers, respectively. In the case of non-governmental issuers, the Subadviser may consider an issuer to be a foreign or emerging market issuer if:
■	the company has been classified by MSCI, FTSE, or S&P indices as a foreign or emerging market issuer;
■	the equity securities of the company principally trade on stock exchanges in one or more foreign or emerging market countries;
■	a company derives a substantial portion of its total revenue from goods produced, sales made or services performed in one or more foreign or emerging market countries or a substantial portion of its assets are located in one or more foreign or emerging market countries;
■	the company is organized under the laws of a foreign or emerging market country or its principal executive offices are located in a foreign or emerging market country; or
■	the Subadviser otherwise determines an issuer to be a foreign or emerging markets issuer in its discretion based on any other factors relevant to a particular issuer.
Each Subadviser may weigh those factors differently when making a classification decision. Because the global nature of many companies can make the classification of those companies difficult and because the Subadvisers do not consult with one another with respect to the management of the Funds, the Subadvisers may, on occasion, classify the same issuer differently. Certain companies which are organized under the laws of a foreign or emerging market country may nevertheless be classified by a Subadviser as a domestic issuer. This may occur when the company’s economic fortunes and risks are primarily linked to the U.S. and the company’s principal operations are conducted from the U.S. or when the company’s equity securities trade principally on a U.S. stock exchange.
FOREIGN SECURITIES RISK
Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate may also reduce the value of certain portfolio securities. Even though the securities are denominated in U.S. dollars, exchange rate changes may adversely affect the company’s operations or financial health.
Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the U.S. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of a Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. An inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio securities or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.
The Funds’ custodian, State Street Bank and Trust Company, has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds invest to permit the Funds’ assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act, which governs the establishment of foreign subcustodial arrangements for mutual funds. The Funds’ subcustodial arrangements may be subject to certain risks including: (i) the inability of the Funds to recover assets in the event of the subcustodian’s bankruptcy; (ii) legal restrictions on the Funds’ ability to recover assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of the Funds’ assets; and (iv) difficulties in converting the Funds’ cash and cash equivalents to U.S. dollars. The Adviser and the respective Subadvisers have evaluated the political risk associated with an investment in a particular country.

Additional Information about the Funds’ Investments

Investing in securities of non-U.S. companies may entail additional risks especially in emerging countries due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. Should one of these events occur, a Fund could lose its entire investment in any such country. A Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.
Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries, or in any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities that may currently exist. This is particularly true of emerging markets.
Certain countries in which the Funds may invest may have minority groups that advocate religious or revolutionary philosophies or support ethnic independence. Any action on the part of such individuals could carry the potential for destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund’s investment in those countries.
Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Funds. Certain countries require governmental approval prior to foreign investments or limit the amount of foreign investment in a particular company or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for a Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.
Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In January 2020, the United Kingdom withdrew from the EU (referred to as “Brexit”) subject to a withdrawal agreement that permits the United Kingdom to effectively remain in the EU from an economic perspective during a transition phase that expires at the end of 2020. During the transition phase, the United Kingdom and the EU will seek to negotiate and finalize a new, more permanent trade deal. Brexit has resulted in volatility in European and global markets and could have significant negative impacts on financial markets in the United Kingdom and throughout Europe. The longer term economic, legal, political and social framework to be put in place between the United Kingdom and the EU is unclear at this stage and is likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. This uncertainty may have an adverse effect on the economy generally and on the value of a Fund’s investments.
EMERGING MARKETS RISK
Each of Harbor Capital Appreciation Fund, Harbor Large Cap Value, and Harbor Mid Cap Growth Fund invests in equity securities of emerging market companies as part of its principal investment strategy. Investments in emerging markets involve risks in addition to those generally associated with investments in foreign securities.
Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, would be heightened. In addition, unanticipated political or social developments may affect the values of a Fund’s investments and the availability to the Fund of additional investments in such emerging markets. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those markets may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).
In addition, the U.S. and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries. In particular, the U.S. and other countries have imposed economic sanctions on certain Russian individuals and corporate entities. The U.S. or other countries could also institute broader sanctions on Russia. Such sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of a Fund’s portfolio. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a Fund

Additional Information about the Funds’ Investments

to freeze its existing investments in companies located in certain countries, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Countries subject to sanctions may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of a Fund’s portfolio and potentially disrupt its operations. Such events may have an adverse impact on the economies and debts of other emerging markets as well.
OPERATIONAL RISKS
An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, cybersecurity breaches, changes in personnel and errors caused by third-party service providers. These errors or failures as well as other technological issues may adversely affect a Fund’s ability to calculate its net asset value in a timely manner, including over a potentially extended period, or may otherwise adversely affect a Fund and its shareholders. While each Fund seeks to minimize such events through controls and oversight, there may still be failures that could causes losses to a Fund. In addition, similar incidents affecting issuers of securities held by a Fund may negatively impact Fund performance.

Non-Principal Investments
In addition to the investment strategies described in this Prospectus, the Funds may also make other types of investments, and, therefore, may be subject to other risks.  For additional information about the Funds, their investments and related risks, please see the Funds’ Statement of Additional Information.
TEMPORARY DEFENSIVE POSITIONS
A Fund may temporarily depart from its normal investment policies and strategies when the Subadviser believes that doing so is in the Fund’s best interest, so long as the strategy or policy employed is consistent with the Fund’s investment objective. For instance, a Fund may invest beyond its normal limits in derivatives or exchange traded funds that are consistent with the Fund’s investment objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one Subadviser to another or receives large cash flows that it cannot prudently invest immediately.
In addition, a Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments— in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Portfolio Turnover
The Funds do not expect to engage in frequent trading to achieve their principal investment strategies. Active and frequent trading in a Fund’s portfolio may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. A portfolio turnover rate greater than 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the previous one-year period.

Portfolio Holdings Disclosure Policy
Each Fund’s full portfolio holdings are published quarterly on the 15th day following quarter end on harborfunds.com. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.
Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

The Adviser

Harbor Capital Advisors, Inc.
Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser to Harbor Funds. The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is a wholly-owned subsidiary of ORIX Corporation (“ORIX”), a global financial services company based in Tokyo, Japan. ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. The stock of ORIX trades publicly on both the New York (through American Depositary Receipts) and Tokyo Stock Exchanges.
The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $48.6 billion as of December 31, 2019.
The Adviser employs a “manager-of-managers” approach in selecting and overseeing Subadvisers responsible for the day-to-day management of the assets of the Harbor funds. Subject to the approval of the Board of Trustees, the Adviser establishes, and may modify whenever deemed appropriate, the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates and allocates each Fund’s assets to one or more Subadvisers.
The Adviser also:
■	Seeks to ensure quality control in each Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether a Subadviser should be retained or changed.
■	Focuses on cost control.
In order to more effectively manage the Funds, Harbor Funds and the Adviser have been granted an order from the Securities and Exchange Commission (“SEC”) permitting the Adviser, subject to the approval of the Board of Trustees, to select Subadvisers not affiliated with the Adviser to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisers, all without obtaining shareholder approval.
In addition to its investment management services, the Adviser administers Harbor Funds’ business affairs. The Adviser has agreed to contractually reduce its advisory fee and/or limit the total operating expenses, not including interest expense (if any), of Harbor Capital Appreciation Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Fund, Harbor Mid Cap Growth Fund, Harbor Mid Cap Value Fund, and Harbor Strategic Growth Fund until February 28, 2021, as disclosed in each relevant Fund’s “Fund Summary” section.  The Actual Advisory Fee Paid, as shown in the table below, is for the fiscal year ended October 31, 2019. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. The Funds are not responsible for paying any portion of the subadvisory fee to a Subadviser.
Annual Advisory Fee Rates
(annual rate based on the Fund’s average net assets)
	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor Capital Appreciation Fund	0.55%	0.60% [a]
Harbor Large Cap Value Fund	0.60
Up to $4 billion		0.60
In excess of $4 billion		0.55
Harbor Mid Cap Fund	N/A [1]	0.75
Harbor Mid Cap Growth Fund	0.74	0.75 [b]
Harbor Mid Cap Value Fund	0.72	0.75 [c]
Harbor Small Cap Growth Fund	0.75	0.75
Harbor Small Cap Growth Opportunities Fund	0.75	0.75
Harbor Small Cap Value Fund	0.75	0.75
Harbor Strategic Growth Fund	0.60	0.60
[a]	The Adviser has contractually agreed to reduce the management fee to 0.56% on assets between $5 billion and $10 billion, 0.54% on assets between $10 billion and $20 billion and 0.53% on assets over $20 billion through February 28, 2021.
[b]	The Adviser has contractually agreed to reduce the management fee to 0.72% through February 28, 2021.
[c]	The Adviser has contractually agreed to reduce the management fee to 0.70% on assets between $350 million and $1 billion and 0.65% on assets over $1 billion through February 28, 2021.
[1]	Commenced operations December 1, 2019
A discussion of the factors considered by the Board of Trustees when approving the investment advisory and investment subadvisory agreements of the Funds is (or will be) available in Harbor Funds’ most recent semi-annual report to shareholders (for the 6-month period ended April 30). A discussion of the factors considered by the Board of Trustees with respect to the amended subadvisory agreements for Harbor

The Adviser

Mid Cap Growth Fund and Harbor Mid Cap Value Fund is available in the Funds' annual report to shareholders dated October 31, 2019.
From time to time, the Adviser or its affiliates may invest “seed” capital in a Fund, typically to enable a Fund to commence investment operations and/or achieve sufficient scale. The Adviser and its affiliates may hedge such seed capital exposure by investing in derivatives or other instruments expected to produce offsetting exposure. Such hedging transactions, if any, would occur outside of a Fund.

The Subadvisers

The Subadvisers and Portfolio Managers
Each Fund’s investments are selected by a Subadviser that is unaffiliated with the Adviser. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of shares in the Funds. For those Subadvisers that utilize an investment committee to make investment decisions for a Fund, additional information about the operation of the investment committee is set forth below.
Harbor Capital Appreciation Fund
Jennison Associates LLC (“Jennison”), located at 466 Lexington Avenue, New York, NY 10017, serves as Subadviser to Harbor Capital Appreciation Fund. Mr. Segalas and the co-portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
The portfolio managers for the Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Team members conduct research, make securities recommendations and support the portfolio managers in all activities.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Spiros “Sig” Segalas	1990	Mr. Segalas founded Jennison in 1969 and is the President and Chief Investment Officer. He also serves as a Portfolio Manager of Jennison. Mr. Segalas began his investment career as a Research Analyst with Bankers Trust Company in 1960.
Kathleen A. McCarragher	2013	Ms. McCarragher joined Jennison in 1998 and serves as a Managing Director, the Head of Growth Equity, and a Large Cap Growth Equity Portfolio Manager. Prior to joining Jennison, Ms. McCarragher was a Managing Director and the Director of Large Cap Growth Equities at Weiss, Peck & Greer. Prior to that, she held various roles at State Street Research & Management. Ms. McCarragher began her investment career in 1982.
Blair A. Boyer	2019	Mr. Boyer joined Jennison in 1993 and serves as Managing Director, Co-Head of Large Cap Growth Equity. Mr. Boyer co-managed international equity portfolios at Jennison for 10 years before joining the Growth Equity team in 2003. Prior to joining Jennison, Mr. Boyer held various investment roles at Bleichroeder. Mr. Boyer began his investment career in 1983.
Natasha Kuhlkin, CFA	2019	Ms. Kuhlkin joined Jennison in 2004 and serves as Managing Director and a Large Cap Growth Equity Portfolio Manager and Research Analyst. Prior to joining Jennison, Ms. Kuhlkin was an Equity Research Analyst at Palisade Capital Management. Prior to that, she was an Analyst with Evergreen Investment Management. Ms. Kuhlkin began her investment career in 1998.

Harbor Large Cap Value Fund
Aristotle Capital Management, LLC (“Aristotle”), located at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, CA 90025, serves as Subadviser to Harbor Large Cap Value Fund. The portfolio managers are primarily responsible for the day-to-day portfolio management of the Fund. While the team aims for any portfolio decision to be unanimous among the two co-portfolio managers, Mr. Gleicher has ultimate responsibility for portfolio construction and investment decision making for the strategy.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Howard Gleicher, CFA	2012	Mr. Gleicher founded Aristotle in 2006 and is the Chief Executive Officer and Chief Investment Officer. Prior to founding Aristotle, Mr. Gleicher co-founded Metropolitan West Capital Management, LLC and served as the Chief Executive Officer and Chief Investment Officer. Prior to that he was a Principal, Portfolio Manager, and Investment Policy Committee member at Needelman Asset Management, Inc. Mr. Gleicher has also served as an Equity Portfolio Manager at Pacific Investment Management Company. Mr. Gleicher began his investment career in 1984.

The Subadvisers

Harbor Large Cap Value Fund — continued
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Gregory D. Padilla, CFA	2018	Mr. Padilla joined Aristotle in 2014 and is a member of the research team. Prior to joining Aristotle, Mr. Padilla was a Managing Director and Portfolio Manager at Vinik Asset Management, LP. and Tradewinds Global Investors, LLC. While at Tradewinds, Mr. Padilla was a key member of the All-Cap Equity strategy, the Global All-Cap strategy and Global Natural Resource strategy. Mr. Padilla began his investment career in 2006.

Harbor Mid Cap Fund
EARNEST Partners LLC (“EARNEST Partners”), located at 1180 Peachtree Street NE, Suite 2300, Atlanta, GA 30309, serves as Subadviser to Harbor Mid Cap Fund. The portfolio manager is primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGER	SINCE	PROFESSIONAL EXPERIENCE
Paul E. Viera	2019	Mr. Viera founded EARNEST Partners in 1998 and is the Chief Executive Officer and a Portfolio Manager. He conceived and developed Return Pattern Recognition®, the investment methodology used to screen equities at EARNEST Partners. Prior to forming EARNEST Partners he was a Global Partner at Invesco Advisers, Inc. and a senior member of its Investment Team. Mr. Viera began his investment career in 1985 at Bankers Trust.

Harbor Mid Cap Growth Fund
Wellington Management Company LLP (“Wellington”), located at 280 Congress Street, Boston, MA 02210, serves as Subadviser to Harbor Mid Cap Growth Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
The portfolio managers for the Fund are supported by research analysts and other investment professionals.  Mr. Mortimer, as the lead portfolio manager of the Fund, has primary responsibility for the Fund with the assistance of Mr. Abularach.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Stephen C. Mortimer	2010	Mr. Mortimer joined Wellington in 2001 and is a Senior Managing Director and Equity Portfolio Manager. Prior to joining Wellington, Mr. Mortimer worked at Vinik Asset Management as an Equity Analyst and prior to that, he worked as a Research Analyst at Colonial Management and at Standish, Ayer, and Wood. Mr. Mortimer began his investment career in 1996.
Mario E. Abularach, CFA, CMT	2006	Mr. Abularach joined Wellington in 2001 and is a Senior Managing Director, Equity Research Analyst and a member of the Growth Opportunities Team. Prior to joining Wellington, Mr. Abularach was a Research Analyst at JLF Asset Management. Before that, he worked as an Investment Analyst for GTCR Golder Rauner and also spent time working in the Investment Banking Group at Alex, Brown & Sons and at Smith Barney. Mr. Abularach began his investment career in 1994.

The Subadvisers

Harbor Mid Cap Value Fund
LSV Asset Management (“LSV”), located at 155 North Wacker Drive, Suite 4600, Chicago, IL 60606, serves as Subadviser to Harbor Mid Cap Value Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Josef Lakonishok, Ph.D.	2004	Dr. Lakonishok founded LSV in 1994 and is the Chief Executive Officer and Chief Investment Officer. He heads the research and investment team at LSV and is involved in all portfolio management and research functions. Prior to founding LSV, he was a Professor of Finance at the Johnson Graduate School of Management at Cornell University. Before that, he held staff and visiting professorships at Tel Aviv University, the University of North Carolina at Chapel Hill, and the University of British Columbia. Dr. Lakonishok began his investment career in 1976
Menno Vermeulen, CFA	2004	Menno Vermeulen joined LSV in 1995 and is a Partner and Portfolio Manager. Prior to joining LSV, he worked at ABP, the largest pension plan in Europe and one of the largest in the world. Mr. Vermeulen worked closely with Dr. Lakonishok to apply some of his academic theories initially to the Dutch equity market. Mr. Vermeulen began his investment career in 1993.
Puneet Mansharamani, CFA	2006	Mr. Mansharamani joined LSV in 2000 and is a Partner and Portfolio Manager. Mr. Mansharamani began his investment career in 2000.
Greg Sleight	2015	Mr. Sleight joined LSV in 2006 and is a Partner and Portfolio Manager. Prior to joining LSV, Mr. Sleight served as a Project Engineer at Crown Cork & Seal and prior to that he was a Scientist at The Clorox Co. Mr. Sleight began his investment career in 2006.
Guy Lakonishok, CFA	2015	Mr. Lakonishok joined LSV in 2009 and is a Partner and Portfolio Manager. Prior to joining LSV, Mr. Lakonishok served as a Vice President at BlackRock. Mr. Lakonishok began his investment career in 2002.

Harbor Small Cap Growth Fund
Westfield Capital Management Company, L.P. (“Westfield”), located at One Financial Center, 23rd Floor, Boston, MA 02111, serves as Subadviser to Harbor Small Cap Growth Fund. Westfield’s Investment Committee (the “Investment Committee”) is jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Investment decisions for the Fund are made by consensus of the Investment Committee, which is chaired by Mr. Muggia. Although the Investment Committee collectively acts as portfolio manager for the Fund, Westfield lists the following Investment Committee members, based either on seniority or role within the Investment Committee, as having day-to-day management responsibilities for the Fund.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
William A. Muggia	2000	Mr. Muggia joined Westfield in 1994 and is the Chief Executive Officer, President, and Chief Investment Officer leading the Investment Committee. Prior to joining Westfield, he worked in the Technology Investment Banking Group at Alex Brown & Sons, where his responsibilities included mergers and acquisitions, restructuring, and spin-offs. Before that, he was a Vice President at Kidder, Peabody & Company. Mr. Muggia began his investment career in 1983.

The Subadvisers

Harbor Small Cap Growth Fund — continued
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Richard D. Lee, CFA	2018	Mr. Lee joined Westfield in 2004 and is a Managing Partner and Deputy Chief Investment Officer. He has been a member of the Investment Committee since joining Westfield. Prior to joining Westfield, Mr. Lee held various analyst positions at KL Financial Group, Wit Soundview Technology Group, Hambrecht & Quist, LLC, and Smith Barney. Mr. Lee began his investment career in 1994.
Ethan J. Meyers, CFA	2000	Mr. Meyers joined Westfield in 1999 and is a Managing Partner and Director of Research as well as a member of the Investment Committee. Prior to joining Westfield, Mr. Meyers worked as a Research Analyst at Johnson Rice & Company LLC. Mr. Meyers began his investment career in 1996.
John M. Montgomery	2011	Mr. Montgomery joined Westfield in 2006 and is a Managing Partner, Portfolio Strategist and the Chief Operating Officer as well as a member of the Investment Committee. Prior to joining Westfield, Mr. Montgomery was a Managing Director in the equities division at Lehman Brothers. He has also held equities-related positions at JP Morgan Securities and Morgan Stanley. Mr. Montgomery began his investment career at Procter and Gamble in 1987.

Harbor Small Cap Growth Opportunities Fund
Elk Creek Partners, LLC (“Elk Creek”), located at 44 Cook Street, Suite 705, Denver, CO 80206, serves as Subadviser to Harbor Small Cap Growth Opportunities Fund. Messrs. Philpott, Hand, Patel, and McGinnis are the portfolio managers of the Fund and have managed small cap equity strategies together at a prior investment firm. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
The Fund is managed by the Subadviser’s Investment Team, which is comprised of each of the four portfolio managers listed below. Each member of the Investment Team has input into the investment process and overall product portfolio construction and is jointly responsible for the day-to-day management of the Fund.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Cam Philpott, CFA	2014	Mr. Philpott co-founded Elk Creek in 2011 and is a Principal and Senior Portfolio Manager. Mr. Philpott oversees the investment decisions at Elk Creek. Prior to forming Elk Creek, he served as a Senior Portfolio Manager for the Montgomery Growth team at Montgomery Asset Management/Wells Capital Management. Previously, Mr. Philpott held investment positions at Boettcher & Company and Berger Associates. Mr. Philpott began his investment career in 1985.
David Hand, CFA	2014	Mr. Hand co-founded Elk Creek in 2011 and is a Principal and Portfolio Manager. Prior to forming Elk Creek, he served as a Senior Analyst for the Montgomery Growth team at Montgomery Asset Management/Wells Capital Management. He has also served as a Portfolio Manager at Denver Investment Advisors and held other investment positions at Great-West Life and US Bancorp. Mr. Hand began his investment career in 1992.
Hiren Patel, Ph.D.	2014	Dr. Patel co-founded Elk Creek in 2011 and is a Principal and Portfolio Manager. Prior to forming Elk Creek, he served as a Senior Analyst for the Montgomery Growth team at Montgomery Asset Management/Wells Capital Management. Previously, Dr. Patel has also held investment positions at Itros Capital Management and Denver Investment Advisors. Dr. Patel began his investment career in 1998.

The Subadvisers

Harbor Small Cap Growth Opportunities Fund — continued
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Sean McGinnis, CFA	2014	Mr. McGinnis co-founded Elk Creek in 2011 and is a Principal and Portfolio Manager. Prior to forming Elk Creek, he worked as an Analyst for the Montgomery Growth team at Montgomery Asset Management/Wells Capital Management. Prior to this, he worked at Promethean Investment Group. Mr. McGinnis began his investment career in 1997.

Harbor Small Cap Value Fund
EARNEST Partners LLC (“EARNEST Partners”), located at 1180 Peachtree Street NE, Suite 2300, Atlanta, GA 30309, serves as Subadviser to Harbor Small Cap Value Fund. The portfolio manager is primarily responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGER	SINCE	PROFESSIONAL EXPERIENCE
Paul E. Viera	2001	Mr. Viera founded EARNEST Partners in 1998 and is the Chief Executive Officer and a Portfolio Manager. He conceived and developed Return Pattern Recognition®, the investment methodology used to screen equities at EARNEST Partners. Prior to forming EARNEST Partners he was a Global Partner at Invesco Advisers, Inc. and a senior member of its Investment Team. Mr. Viera began his investment career in 1985 at Bankers Trust.

Harbor Strategic Growth Fund
Mar Vista Investment Partners, LLC (“Mar Vista”), located at 11150 Santa Monica Blvd., Suite 320, Los Angeles, California 90025, serves as Subadviser to Harbor Strategic Growth Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
The day-to-day management of the Fund is the responsibility of Mar Vista’s Strategic Growth Investment Team, which includes the individuals listed below. The Investment Team meets regularly to make investment decisions for the Fund.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Silas A. Myers, CFA	2017	Mr. Myers co-founded Mar Vista in 2007 and is a majority shareholder and Portfolio Manager for the firm’s strategic growth and focus strategies. Previously Mr. Myers was both a Portfolio Manager and Analyst at Roxbury Capital Management. Prior to that he was an Equity Analyst and Product Specialist at Hotchkis and Wiley. Mr. Myers began his investment career as a Vice President and Portfolio Manager at Utendahl Capital Management in 1990.
Brian L. Massey, CFA	2017	Mr. Massey co-founded Mar Vista in 2007 and is a Partner and Portfolio Manager. Prior to co-founding Mar Vista, Mr. Massey was both a Portfolio Manager and Analyst, and was Director of Research at Roxbury Capital Management. Prior to that he was a Management Consultant at KPMG. Mr. Massey began his investment career in 1991.
Joshua J. Honeycutt, CFA	2017	Mr. Honeycutt joined Mar Vista in 2009 and is a Partner and Portfolio Manager. Prior to joining Mar Vista he was an Analyst at Roxbury Capital Management. Prior to that he was an Analyst with Harvey & Company, covering mergers and acquisitions and an Associate in forensic accounting at Tucker Alan. Mr. Honeycutt began his investment career in 2000.

The Subadvisers

Harbor Strategic Growth Fund — continued
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Jeffrey B. Prestine	2017	Mr. Prestine joined Mar Vista in 2009 and is a Partner and member of the investment team. Prior to joining Mar Vista he was an Analyst covering technology and energy stocks at Roxbury Capital Management. Prior to that he was a Technology and Energy Analyst at Seneca Capital Management. He began his investment career as an Associate Analyst at Prudential Securities in 1999.

The Subadvisers

EARNEST Partners Mid Capitalization Core Composite Performance Information
The following table presents the past performance of the EARNEST Partners Mid Capitalization Core Composite (the “EARNEST Composite”). EARNEST Partners is Subadviser to Harbor Mid Cap Fund. The EARNEST Composite is comprised of all fee-paying accounts under fully discretionary management by EARNEST Partners that have investment objectives, policies and strategies substantially similar to those of the Fund. Returns include the reinvestment of interest, dividends and any other distributions and are presented in U.S. dollars. EARNEST Partners has prepared and presented the historical performance shown for the EARNEST Composite (gross) in compliance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the SEC’s method. The gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the EARNEST Composite or certain other expenses that would be applicable to mutual funds. To calculate the performance of the EARNEST Composite net of expenses, the Adviser applied the estimated net Fund operating expenses payable by the Retirement, Institutional, Administrative, and Investor Classes of shares of the Fund for the fiscal year ending October 31, 2020, as applicable. The net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Robeco in managing portfolios with substantially similar investment strategies and techniques to those of the Fund.
The historical performance of the EARNEST Composite is not that of Harbor Mid Cap Fund and is not indicative of the Fund’s future results. The Fund’s actual performance may vary significantly from the past performance of the EARNEST Composite. While the accounts comprising the EARNEST Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, not all of the accounts currently comprising the EARNEST Composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all accounts in the EARNEST Composite, they may have had an adverse effect on the performance results of the EARNEST Composite. However, EARNEST does not believe that such accounts would have been managed in a significantly different manner had they been subject to such investment limitations, diversification requirements and other restrictions.

EARNEST composite*
	Average Annual Total Returns for the Periods Ended December 31, 2019:
	1 Year	3 Years	5 Years	10 Years
Composite net of Retirement Class expenses	37.12%	15.24%	12.18%	13.91%
Composite net of Institutional Class expenses	37.01	15.14	12.09	13.82
Composite net of Administrative Class expenses	36.67	14.86	11.81	13.53
Composite net of Investor Class expenses	36.51	14.72	11.68	13.40
EARNEST Composite (gross)	38.23	16.16	13.08	14.83
Russell Midcap® Index**	30.54	12.06	9.33	13.19

	Calendar Year Total Returns for the Periods Ended December 31:
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Composite net of Retirement Class expenses	26.64	-1.16	15.52	30.53	9.69	0.46	15.57	25.15	-10.83	37.12
Composite net of Institutional Class expenses	26.54	-1.24	15.43	30.43	9.61	0.38	15.48	25.05	-10.90	37.01
Composite net of Administrative Class expenses	26.22	-1.49	15.14	30.10	9.33	0.13	15.19	24.74	-11.13	36.67
Composite net of Investor Class expenses	26.07	-1.61	15.00	29.95	9.20	0.01	15.05	24.59	-11.23	36.51
EARNEST Composite (gross)	27.66	-0.37	16.45	31.58	10.58	1.26	16.50	26.16	-10.11	38.23
Russell Midcap® Index**	25.48	-1.55	17.28	34.76	13.22	-2.44	13.80	18.52	-9.06	30.54

*	This is not the performance of Harbor Mid Cap Fund. As of December 31, 2019, the EARNEST Composite was composed of 22 accounts, totaling approximately $1.2 billion. The inception date of the EARNEST Composite was October 3, 2003.
**	The Russell Midcap® Index is an unmanaged index generally representative of the U.S. market for medium capitalization stocks. This unmanaged index does not reflect fees and expenses and is not available for direct investment. The Russell Midcap® Index and Russell® are trademarks of Frank Russell Company.

Your Harbor Funds Account
Choosing a Share Class

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at harborfunds.com.
Each of the Harbor funds has multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. Harbor Funds, the Adviser, Harbor Funds Distributors, Inc. (the “Distributor”) and Harbor Services Group, Inc. (“Shareholder Services”) do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Funds. When choosing a share class, you should consider the factors below:
Retirement Class	Retirement Class shares are available to individual and institutional investors.
■ No 12b-1 fee and no intermediary fee of any kind paid by any Fund
■ Transfer agent fee of up to 0.02% of average daily net assets
■ $1,000,000 minimum investment in each Fund
■ The Harbor Target Retirement Funds are not eligible to invest in the Retirement Class.

Institutional Class	Institutional Class shares are available to individual and institutional investors.
■ No 12b-1 fee
■ Transfer agent fee of up to 0.10% of average daily net assets
■ $50,000 minimum investment in each Fund

Administrative Class	Administrative Class shares are available only to employer-sponsored retirement or benefit plans and other non-retirement accounts maintained by financial intermediaries. Employer-sponsored retirement and benefit plans include: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans. Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRAs), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary.
■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of up to 0.10% of average daily net assets
■ $50,000 minimum investment in each Fund for accounts maintained by financial intermediaries
■ No minimum investment for employer-sponsored retirement or benefit plans

Investor Class	Investor Class shares are available to individual and institutional investors.
■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of up to 0.22% of average daily net assets
■ $2,500 minimum investment in each Fund for regular accounts
■ $1,000 minimum investment in each Fund for IRA and UTMA/UGMA accounts
Meeting the minimum investment for a share class means you have purchased and maintained shares with a value at the time of purchase that is at least equal to that minimum investment amount. Redemptions out of your account can cause your account to fail to meet the minimum investment amount requirement. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. See “Accounts Below Share Class Minimums.”

Distribution and Service (12b-1) Fees
Harbor Funds has adopted a distribution plan for each Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act. Under each plan, the Funds pay distribution and service fees to the Distributor for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies, that maintain accounts in Harbor Funds for their customers. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

Your Harbor Funds Account
Choosing a Share Class

Transfer Agent Fees
The Funds pay Shareholder Services transfer agent fees (specified above) on a per-class basis for its services as shareholder servicing agent for each Fund. For each class except for the Retirement Class of shares, Shareholder Services uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain recordkeeping, subaccounting and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., quarterly) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

Investing Through a Financial Intermediary
You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Institutional, Administrative and/or Investor Classes of shares of the Funds and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional, Administrative and/or Investor Classes of shares of the Funds through accounts that are maintained by the financial intermediaries. The Adviser and/or its affiliates may also make payments, out of their own assets and not as an expense to a Fund, to unaffiliated financial intermediaries to offset certain expenses of financial intermediaries related to the intermediary’s investment platform and/or the provision of services with respect to a Fund or share class on an intermediary’s system. As a result, these financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels.
Harbor Funds, the Adviser, the Distributor, Shareholder Services and their respective trustees, directors, officers, employees and agents are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day or prior to the deadline established between Harbor and the intermediary (i.e., on a trade date plus one [T+1] basis).

Your Harbor Funds Account
Minimum Investment Exceptions

Retirement Class
You may purchase Retirement Class shares, notwithstanding the $1,000,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)	Employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans.
(b)	Certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.

Institutional Class
You may purchase Institutional Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)	Shareholders who held shares of Harbor Funds on October 31, 2002 and have maintained a balance in a Harbor Funds account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.
(b)	Shareholders who received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.
(c)	Current officers, partners, employees or registered representatives of financial intermediaries which have entered into sales agreements with the Distributor.
(d)	Members of the immediate family living in the same household of any of the persons included in items (a), (b) or (c).
(e)	Current trustees and officers of Harbor Funds.
(f)	Current partners and employees of legal counsel to Harbor Funds.
(g)	Current directors, officers or employees of the Adviser and its affiliates.
(h)	Current directors, officers, or employees of any Subadviser to any Harbor Funds.
(i)	Members of the immediate family of any of the persons included in items (e), (f), (g) or (h).
(j)	Any trust, custodian, pension, profit-sharing or other benefit plan of the foregoing persons.
(k)	Employer-sponsored retirement plan participants that transfer into a separate account with Harbor Funds within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor Funds.
(l)	Individuals that transfer directly into a separate account with Harbor Funds from an omnibus account at Harbor Funds, provided those individuals beneficially owned shares of the same Harbor fund through the omnibus account for a reasonable period of time, as determined by the Distributor, prior to the transfer.
(m)	Certain wrap and other types of fee-based accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.
(n)	Employer-sponsored retirement plans and omnibus accounts established by financial intermediaries where the investment in each Fund is expected to meet the minimum investment amount within a reasonable time period, as determined by the Distributor.
(o)	Participants in an employer-sponsored retirement plan or 403(b) plan or 457 plan if (i) their employer has made special arrangements for the plan to operate as a group with other plans through a single broker, dealer or financial intermediary; and (ii) all participants in the plan purchase shares of a Harbor fund through that single broker, dealer or other financial intermediary.
(p)	Certain family trust accounts adhering to standards established by the Distributor.

Your Harbor Funds Account
Minimum Investment Exceptions

Administrative Class
You may purchase Administrative Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)	Employer-sponsored retirement or benefit plans, including: qualified retirement plans, plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, profit-sharing plans, cash balance plans, money purchase pension plans, nonqualified deferred compensation plans and retiree health benefit plans.
(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class
Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.

Your Harbor Funds Account
How to Purchase Shares

Harbor Funds will not accept cash, money orders, cashier’s checks, official checks, starter checks, third-party checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S.
Harbor Funds does not issue share certificates.
All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or Automated Clearing House (“ACH”) for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Investing Through a Financial Intermediary” if you are purchasing shares through a financial intermediary.
Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.
The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
Open a new account	Add to an existing account
Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Mail a completed Letter of Instruction or an Additional Investments form (available from harborfunds.com). The Additional Investments form may also be included with your most recent confirmation statement.
Make your check payable to: “Harbor Funds.”
Shares purchased by check may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 10 business days after the purchase of such shares to make sure the funds from your account have cleared.
If your check does not clear for any reason, your purchase will be cancelled and $25 may be deducted from your account. You may also be prohibited from future purchases.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
Add to an existing account
You may submit orders for the purchase of shares by contacting a Shareholder Services Representative during our normal business hours, Monday through Friday between 8:00 a.m. and 6:00 p.m. Eastern time. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and a service fee of $25 may be deducted from your account. You may be prohibited from future telephone purchases.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.
You must establish banking instructions on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, you can do this in one of four ways: (1) log in to your Harbor Funds account online and follow the menu steps to establish banking instructions, (2) complete the Account Services form through the DocuSign option at harborfunds.com, (3) download the Account Services form and return that form to Harbor Funds by mail or by fax, or (4) contact Shareholder Services at 800-422-1050 to request that a copy of the Account Services form be mailed to you for completion and return to Harbor Funds by mail or fax.

Your Harbor Funds Account
How to Purchase Shares

By Wire
Wire to:
State Street Bank and
Trust Company
Boston, MA
ABA#: 0110 0002 8
Acct: DDA #3018-065-7 Supply Fund name, Fund number, account registration and account number
Open a new account	Add to an existing account
Send the completed account application to Shareholder Services at the address listed under “By Mail.”	Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.
Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.
Call a Shareholder Services Representative at 800-422-1050 if you are sending a wire of $100,000 or more.

Online Access
Visit our website:
harborfunds.com
Please make note of your confirmation number when transacting online.
Add to an existing account
If you have established online access for your account, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares through online access may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 may be deducted from your account. You may be prohibited from future online purchases.
Shares purchased through online access may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours or send the purchase request by mail.
You must establish banking instructions on your account to purchase shares through the online account access system. If banking instructions were not established at the time you opened your account, you may add them to your account via the online account access system, by calling a Shareholder Services Representative at 800-422-1050 during our normal business hours, or you may download the Account Services form from our website at harborfunds.com and send it by mail.

Your Harbor Funds Account
How to Exchange Shares

An exchange is a redemption of shares from one Harbor fund and a purchase of shares into another Harbor fund and may be subject to a redemption fee.
Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.
Class-to-class exchanges within the same Fund, however, are generally not taxable.
All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.
The exchange privilege is not intended as a means for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to a Fund. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Harbor fund. You should consider the differences in investment objectives and expenses of a Harbor fund before making an exchange.
Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.
Retirement CLASS SHAREHOLDERS
The Retirement Class of shares is available to both individual and institutional investors who meet the minimum investment and other eligibility requirements.
You may exchange your shares of the Retirement Class for Retirement Class shares of any other Harbor fund. In addition, you may exchange your shares of the Retirement Class for shares of the Institutional, Administrative or Investor Class of another Harbor fund subject to the eligibility and minimum investment requirements for the Fund and class to be acquired.
Institutional CLASS SHAREHOLDERS
This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.
If you are an original shareholder (a shareholder of any Harbor fund as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor fund.
If you are not an original shareholder or do not qualify for another exception, you must meet the minimum initial investment requirements for each Fund.
You may exchange your shares of the Institutional Class for shares of the Retirement Class of another Harbor fund subject to the eligibility and minimum investment requirements for the Fund to be acquired.
Administrative CLASS SHAREHOLDERS
You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor fund available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class of another Harbor fund if such class of shares is available through your retirement plan or financial intermediary.
Investor CLASS SHAREHOLDERS
If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of any Harbor fund that does not currently offer Investor Class shares. Your exchanges out of any Harbor fund that does not currently offer Investor Class shares into another Harbor fund would be subject to the eligibility and minimum investment requirements for the Fund and class to be acquired.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail an exchange request to Shareholder Services. Indicate the Fund name, the Fund number, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the account holder’s name(s) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

Your Harbor Funds Account
How to Exchange Shares

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone exchange privileges, you may contact a Shareholder Services Representative during our normal business hours, Monday through Friday between 8:00 a.m. and 6:00 p.m. Eastern time. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

Online Access
Visit our website:
harborfunds.com
Please make note of your confirmation number when transacting online.
If you have established online access, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours or send the exchange request by mail.

Your Harbor Funds Account
How to Sell Shares

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.
A Medallion signature guarantee may be required. See “Shareholder and Account Policies” for more information.
All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Harbor Funds has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.
The length of time Harbor Funds typically expects to pay proceeds from redemption requests varies based on the method by which you elect to receive the proceeds. Harbor Funds typically expects to pay redemption proceeds as follows: (i) for proceeds by check, Harbor Funds typically expects to mail the check by the next business day following the receipt of a redemption request that is in good order; (ii) for proceeds by wire, Harbor Funds typically expects to pay proceeds by the next business day following the receipt of a redemption request that is in good order; and (iii) for proceeds by ACH, Harbor Funds typically expects to transfer the proceeds to the shareholder’s bank on the next business day following the receipt of the redemption request which will be made available to the redeeming shareholder on the second business day. For redemption requests settled through the National Securities Clearing Corporation, Harbor Funds typically expects the redemption transaction to settle (and proceeds to be paid) the next business day following the receipt of the redemption request in good order. For redemptions through an intermediary, Harbor Funds typically expects to pay redemption proceeds to the intermediary in accordance with the preceding statement. As previously noted, payments of redemption proceeds may take up to seven days, as permitted by law.
If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.
For information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds and Shareholder Services do not pay interest on redemption proceeds.
Redemption proceeds, except for IRA redemption proceeds, sent by check that are not cashed within 180 days may be reinvested (without interest), in your account in the same Fund from which they were redeemed at the current day’s net asset value (“NAV”). Redemption proceeds that are reinvested are subject to the risk of loss like any Fund investment. Additionally, if redemption checks are not cashed within 180 days, your account options will be changed to have future dividend and capital gains distributions reinvested.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
Harbor Funds
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
You may mail a written redemption request to Shareholder Services. State the Fund name, the Fund number, the number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone redemption privileges, you may contact a Shareholder Services Representative during our normal business hours, Monday through Friday between 8:00 a.m. and 6:00 p.m. Eastern time. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

Your Harbor Funds Account
How to Sell Shares

Online Access
Visit our website:
harborfunds.com
Please make note of your confirmation number when transacting online.
If you have established online access, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions through online access will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased through online access may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours or send the redemption request by mail.

Shareholder and Account Policies

Transaction and Account Policies
Important Information About Opening an Account
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including Harbor Funds, to obtain, verify and record information that identifies each person who opens an account. This information is used to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations or is from a sanctioned country or associated with a sanctioned entity. As a result, unless this information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, Harbor Funds must obtain the following information for each person that opens a new account:
■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes may be used as a mailing address); and
■	Social Security number, taxpayer identification number or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other legal entities.
Legal entity customers are required to provide the name, date of birth, address and social security number (or other government identification number such as a passport number or other similar information in the case of foreign persons) of individual(s), referred to as “beneficial owner(s)”, who own 25% or more of the equity interest of the legal entity, as applicable, and an individual with significant responsibility to control, manage or direct the legal entity at the time that a new account is opened.
Federal law prohibits Harbor Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, Harbor Funds may restrict your ability to purchase additional shares until your identity is verified. Harbor Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed.

Rights Reserved by Harbor Funds
Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone, online access, or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering a Fund’s shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account, which indicates that the identity of the shareholder can no longer be verified.
These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until (and calculate a Fund’s NAV as of) the normally scheduled close of regular trading on the NYSE for that day.

Important Information Regarding State Escheatment Laws
Mutual fund accounts can be considered abandoned property. States are looking at inactive mutual fund accounts as possible abandoned or unclaimed property. Under certain circumstances determined by your state, Harbor Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. Harbor Funds will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in a Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.
Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or established

Shareholder and Account Policies

contact with a Fund for an “inactivity period” as specified in applicable state laws. If a Fund is unable to establish contact with an investor, the Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.
Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. Other states may provide similar processes for shareholders.
Retirement accounts that are considered abandoned may be subject to state and federal withholding in addition to an early withdrawal penalty, if applicable, upon remittance to the state in which the account is registered.
We strongly encourage you to contact us at least once every year to review your account information. Below are ways in which you can assist us in safeguarding your Fund investments.
■	If you have established online access for your account, log in to your account at harborfunds.com to view your account information. Please note, simply visiting our public website does not establish contact with us under state escheatment laws.
■	Call one of our Shareholder Services Representatives at 800-422-1050, Monday through Friday, between 8:00 a.m. and 6:00 p.m. Eastern time.
■	Take action on letters received in the mail from Harbor Funds concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

Excessive Trading/Market-Timing
Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to identify and seek to discourage excessive short-term trading.
Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies, increase expenses, and negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap stocks, stocks of emerging market companies or high-yield bonds. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.
The Board of Trustees has adopted policies and procedures and has authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.
You may make no more than four round trips in the same Fund in any 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30-day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those shares of the same Fund on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30-day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.
Harbor Funds will limit, for a period of 60 days, future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts maintained directly with Harbor Funds. If Harbor Funds discovers what it believes to be excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege for a shareholder on a temporary or permanent basis at any time, including after one round trip. Harbor Funds may also prohibit a shareholder from opening new accounts or adding to existing

Shareholder and Account Policies

accounts in any Harbor fund. The trading history of accounts under common ownership or control within any of the Harbor funds may be considered in enforcing these policies. As described under “Pricing of Fund Shares,” Harbor Funds has also implemented fair value pricing procedures, which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Purchases placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy may be rejected by a Fund.
The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the same Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of dividend and capital gains distributions; (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor Funds; (viii) transactions involving the transfer of shares from one account to another account of the same shareholder in the same Fund and the conversion of shares from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely affect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.
When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.
In addition, certain financial intermediaries may impose restrictions on short-term trading that may differ from those of Harbor Funds. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.
Certain Funds may charge redemption fees, subject to certain exceptions, as described in the respective Fund’s prospectus under “Redemption Fees.” For the purposes of determining whether the redemption fee applies, Harbor Funds will redeem your shares on a “first-in, first-out” (FIFO) basis, which means that shares with the longest holding period will be redeemed first and shares with the shortest holding period will be redeemed last.

Pricing of Fund Shares
Each Fund’s share price, called its net asset value (NAV) per share, is generally calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is generally not calculated and the Funds generally do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular

Shareholder and Account Policies

trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. Harbor Funds may elect to remain open and price Fund shares on days when the NYSE is closed but the primary securities markets on which the Funds’ securities trade remain open.
Harbor Funds’ valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments.  The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data. As a general matter, accurately fair valuing investments is difficult and can be based on inputs and assumptions that may not always be correct.
Each Fund generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or independent pricing vendors. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing vendors. The prices provided by independent pricing vendors reflect the pricing vendor’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices and dealer quotations for the securities, transaction prices for what the independent pricing vendor believes are similar securities and various relationships between factors such as interest rate changes and security prices that are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the independent pricing vendor often does not have as a market input, current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the independent pricing vendor’s evaluation process, which means that the price supplied by the pricing vendor may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing vendors. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.
When reliable market quotations or prices supplied by an independent pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by an independent pricing vendor for the same securities. This means a Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or prices supplied by an independent pricing vendor. The fair value prices used by a Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.
Current day share prices are normally available after 7:00 p.m. Eastern time at harborfunds.com.

Shareholder and Account Policies

Paying for Shares by Check
If you purchase Fund shares by check:
■	Make your check payable to: “Harbor Funds.”
■	No third-party checks, starter checks, money orders, cashier’s checks, official checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, your purchase will be cancelled and a service fee of $25 may be deducted from your Harbor Funds account. You also may be prohibited from future purchases.
■	Although you can redeem shares at any time, proceeds may not be made available to you until the Fund collects payment for your purchase. This may take up to 10 business days for shares purchased by check, up to 3 business days for shares purchased by ACH or up to 1 business day for shares purchased by wire.

In-Kind Redemptions
Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the NAV of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in-kind would be valued for this purpose by the same method as is used to calculate the Fund’s NAV per share. Redemptions, whether made in cash or in-kind, are taxable transactions for those shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs. You also may incur an additional tax liability upon the disposition of the securities received in the redemption.

Methods to Meet Redemption Requests
In order to meet redemption requests, Harbor Funds typically expects to use holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. On a less regular basis, a Fund may meet redemption requests by accessing a custodian overdraft facility, borrowing through Harbor Funds’ interfund lending program, or borrowing through other sources. These methods may be used during both normal and stressed conditions. In addition, Harbor Funds reserves the right to pay redemption proceeds in-kind as described above.

Accounts Below Share Class Minimums
If your account balance falls below the required minimum investment due to redemptions and/or exchanges out of the class of shares in which you are invested, Shareholder Services may request that the account balance be increased. If your account balance is not increased within 60 days, Harbor Funds reserves the right to redeem your account in full at the then-current NAV or the account may be moved into a share class that has a lower minimum investment. If you are an Institutional Class investor and do not maintain the required $50,000 minimum investment, Harbor Funds reserves the right to exchange your Institutional Class shares at the then-current NAV for shares of that Fund’s Investor Class.  If you are a Retirement Class investor and do not maintain the required $1,000,000 minimum investment, Harbor Funds reserves the right to exchange your Retirement Class shares at the then-current NAV for shares of that Fund’s Institutional Class.
Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class required minimum investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

Statements and Reports
You will receive a confirmation statement from Harbor Funds after each transaction affecting your account unless your account is maintained by a financial intermediary. Shareholders participating in an automatic plan, however, will receive only quarterly confirmations for all transactions occurring during the relevant quarter. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact a Shareholder Services Representative regarding any errors or discrepancies.
Each Fund produces financial reports, which includes a list of the Fund’s portfolio holdings semi-annually, and updates its prospectus at least annually.
Unless you instruct Harbor Funds otherwise by contacting a Shareholder Services Representative, Harbor Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call a Shareholder Services Representative at 800-422-1050 if you would like to receive additional copies of these documents. Individual copies will be sent within 30 days after Shareholder Services receives your instructions. Your consent to householding is considered valid until revoked.

Shareholder and Account Policies

Signature Guarantees
Harbor Funds believes that certain redemption instructions may involve a greater risk of potential fraud. In seeking to ensure that the redemption instructions are genuine, Harbor Funds requires that the shareholder obtain and provide a Medallion signature guarantee to Harbor Funds with the instructions. A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers.
A Medallion signature guarantee is required if any of the following are applicable:
■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address that has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds sent by wire or ACH to a bank account that has been changed on Harbor Funds’ records within 10 business days of the redemption request or to an account other than a bank account of record.
Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion. Harbor Funds may also accept or require a Signature Validation stamp (SVP) under certain circumstances at Harbor Funds’ sole discretion.
A Medallion signature guarantee may be refused if any of the following are applicable:
■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.
How to Obtain a Medallion Signature Guarantee
A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.
If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature. In its discretion, Shareholder Services may accept such an authentication in lieu of a Medallion signature guarantee.

Shareholder and Account Policies

You may receive dividends and capital gains distributions in cash or reinvest them. Dividends and capital gains distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.
This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.
Dividends, Distributions and Taxes
Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any dividends from net investment income and capital gains at least annually in December. Harbor Large Cap Value Fund declares and pays any dividend semi-annually. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Each Fund expects distributions, if any, to be from capital gains and/or net investment income.
For U.S. federal income tax purposes, distributions of net long-term capital gains are taxable as long-term capital gains which may be taxable at different rates depending on their source and other factors. Distributions of net short-term capital gains are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by a Fund and certain other conditions (including holding period requirements) are met by the Fund and the shareholder, as “qualified dividend income” (“QDI”). QDI is taxable to individual shareholders at a maximum 15% or 20% for U.S. federal income tax purposes (depending on whether the individual’s income exceeds certain threshold amounts). More information about QDI is included in the Funds’ Statement of Additional Information. Dividends and capital gains distributions are taxable whether you receive them in cash or reinvest them in additional Fund shares.
Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund. This is referred to as “buying a dividend.” For example: On December 16, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 17, the Fund’s share price will drop to $19 (excluding any market value change). You would still have an investment worth only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.
When you sell or exchange Fund shares, you generally will realize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) you receive and your tax basis for the shares that you sell or exchange. Early each year, each Fund will send you information about each Fund’s dividends and distributions and any shares you sold during the previous calendar year unless your account is maintained by a financial intermediary.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) earned by U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 24%, on any dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends or otherwise “withholdable payments” from a Fund, as discussed in more detail in the Funds’ Statement of Additional Information.
Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:
■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gains distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.
Dividends and capital gains distribution checks that are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any investment.
Harbor Funds and Shareholder Services do not have any obligation, under any circumstances, to pay interest on dividends or capital gains distributions sent to a shareholder.

Shareholder and Account Policies

Cost Basis
Shares acquired after January 1, 2012 are referred to as “covered” shares, while shares acquired prior to January 1, 2012 are referred to as “non-covered” shares. For covered shares, Harbor Funds is required to report cost basis information to you as well as the IRS on Form 1099-B. The cost basis information provided to you for non-covered shares will not be reported to the IRS. Both covered and non-covered shares will each receive their own individual cost basis calculation.
Harbor Funds offers average cost basis information, if available, to shareholders for noncovered shares on quarterly statements in addition to the required cost basis information for covered shares. Cost basis information on taxable transactions that represent noncovered shares will be noted on Form 1099-B, but not reported to the IRS.
Under cost basis regulations that began in 2012, you can select a different cost basis method for the covered shares in your Harbor Funds account. You can do this in one of four ways: (1) log in to your Harbor Funds account online and follow the menu steps to select a different cost basis method, (2) complete the Cost Basis Election form through the DocuSign option at harborfunds.com, (3) download the Cost Basis Election form and return that form to Harbor Funds by mail or by fax, or (4) contact Shareholder Services at 800-422-1050 to request that a copy of the Cost Basis Election form be mailed to you for completion and return to Harbor Funds by mail or fax.
If you do not elect a cost basis method, Harbor Funds will use the average cost method for calculating cost basis of your covered shares.
For more information on cost basis and which method is right for you, please contact your tax advisor.

Investor Services

Harbor Funds provides a variety of services to manage your account.
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these features or you may download the form from our website at harborfunds.com.
Online Services
harborfunds.com
Our website is normally available 24 hours a day. It provides you with the ability to access your account information, submit transactions, request forms and applications, and obtain additional information on each of the Harbor funds.
When you establish an account, you will automatically be granted online transaction privileges.
To perform transactions via our website, you must first register for online access in order to authorize us to transmit account information online and to accept online instructions. Go to harborfunds.com to register for online access.
Online transactions are subject to the same minimums and terms as other transactions.
Shareholder Services uses procedures designed to confirm that instructions communicated via online access are genuine, including requiring that certain identifying information be provided, prior to acting upon instructions and sending written confirmation of online transactions. To the extent that Shareholder Services uses reasonable procedures to confirm that instructions received through our website are genuine, Harbor Funds, Shareholder Services and the Distributor are not liable for acting on these instructions.

Telephone Services
800-422-1050
You may contact a Shareholder Services Representative during our normal business hours, Monday through Friday between 8:00 a.m. and 6:00 p.m. Eastern time. When you establish an account, you will be granted telephone transaction privileges unless you specifically instruct us otherwise in writing.
Telephone transactions are subject to the same minimums and terms as other transactions.
Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring that certain identifying information be provided prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by Shareholder Services. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, Harbor Funds, Shareholder Services, or the Distributor will not be liable for acting in accordance with these instructions.

Retirement Accounts
For information on establishing retirement accounts, please call 800-422-1050 or visit our website at harborfunds.com.
■	Traditional IRA — An individual retirement account. You may be able to deduct the contribution from taxable income, thereby reducing your current income taxes. Taxes on investment earnings are deferred until the money is withdrawn. Withdrawals are taxed as additional ordinary income when received. Non-deductible contributions, if any, are withdrawn tax-free. Withdrawals before age 59½ are assessed a 10% premature withdrawal penalty in addition to income tax, unless an exception applies. Beginning in 2020, there is no age limit on making contributions to Traditional IRAs and the age at which you are required to begin taking withdrawals from your Traditional IRA has increased from age 70½ to age 72. If you were born before July 1, 1949, however, you must take a withdrawal for 2020, and those who have already begun taking Required Minimum Distributions (RMDs) must continue to do so.
■	Roth IRA — An individual retirement account. Your contributions are never tax deductible; however, all earnings in the account are tax-free. You do not pay income taxes on qualified withdrawals from your Roth IRA if certain requirements are met. There is no age limitation on making contributions to Roth IRAs and there is no requirement that you begin making minimum withdrawals at any age.
■	SEP IRA — A type of Traditional IRA funded by employer contributions. A Harbor Funds Traditional IRA may be used in connection with a Simplified Employee Pension (SEP) plan maintained by your employer. Assets grow tax-deferred and distributions are taxable as income.
■	Other Retirement Plans — Harbor funds may be used as an investment option in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.
■	SIMPLE IRA — A Savings Incentive Match Plan for Employees IRA (SIMPLE IRA) is a plan that certain small employers can set up for the benefit of their employees. Harbor Funds does not offer SIMPLE IRAs.

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.
Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.
Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan may be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.
Automatic Investment Plan
You may direct Harbor Funds to purchase a specific dollar amount of a Fund on a scheduled basis through an ACH transaction by providing valid banking instructions on your account application or Automatic Transactions form.
If your ACH transaction does not clear, your purchase will be cancelled and a service fee of $25 may be deducted from your account. You may also be prohibited from future automatic investment plan purchases.
If you already have a Harbor Funds account, you may: (1) log in to your Harbor Funds account online and follow the menu steps to establish an automatic investment plan, (2) complete the Automatic Transactions form through the DocuSign option at harborfunds.com, (3) download the Automatic Transactions form and return that form to Harbor Funds by mail or by fax, or (4) contact Shareholder Services at 800-422-1050.
By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in NAV per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an effective way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital gains distribution.
Payroll Deduction Purchase Allocations
You may direct your employer to automatically deduct a specific dollar amount from your paycheck(s) and allocate the deducted amounts to one or more Harbor funds on a scheduled basis by completing the Payroll Deduction form. A payroll deduction must first be implemented by your employer before Harbor Funds can establish the purchase allocations.
Automatic Exchange Plan
You may direct Harbor Funds to automatically exchange between Harbor funds on a scheduled basis. The Harbor fund being exchanged out of and the Harbor fund being exchanged into must already be established with an account balance greater than zero and must continue to meet the minimum requirements for its respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.
Automatic Withdrawal Plan
You may direct Harbor Funds to withdraw a specific dollar amount on a scheduled basis during the year.
If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore may be taxable transactions depending on the type of account, and you may realize a gain or a loss. To understand how such withdrawals will affect you, you should consult your tax adviser.
Dividend Exchange Plan
You may invest dividends and capital gain distributions from one Harbor fund in shares of another Harbor fund, provided you have opened an account in the other Harbor fund with a balance greater than zero and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Harbor fund are used to purchase shares in another Harbor fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). No financial highlights exist for Harbor Mid Cap Fund, which commenced operations on December 1, 2019.
HARBOR CAPITAL APPRECIATION FUND
	Retirement Class
Year Ended October 31,	2019	2018	2017	2016 [f]
Net asset value beginning of period	$ 73.98	$ 75.34	$ 60.37	$ 55.79
Income from Investment Operations
Net investment income/(loss)[a,e]	0.13	0.23	0.16	0.05
Net realized and unrealized gains/(losses) on investments	8.54	6.50	18.40	4.53
Total from investment operations	8.67	6.73	18.56	4.58
Less Distributions
Dividends from net investment income	(0.21)	(0.17)	(0.10)	—
Distributions from net realized capital gains	(6.65)	(7.92)	(3.49)	—
Total distributions	(6.86)	(8.09)	(3.59)	—
Net asset value end of period	75.79	73.98	75.34	60.37
Net assets end of period (000s)	$6,970,617	$5,393,675	$2,892,484	$1,022,839
Ratios and Supplemental Data (%)
Total return[b]	13.73%	9.50%	32.62%	8.21% [c]
Ratio of total expenses to average net assets^	0.63	0.62	0.63	0.65 [d]
Ratio of net expenses to average net assets[a]	0.58	0.57	0.59	0.59 [d]
Ratio of net investment income to average net assets[a]	0.18	0.30	0.23	0.13 [d]
Portfolio turnover	40	40	52	34

	Administrative Class
Year Ended October 31,	2019	2018	2017	2016	2015
Net asset value beginning of period	$ 72.54	$ 74.08	$ 59.50	$ 64.51	$ 61.39
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.09)	(0.01)	(0.04)	(0.06)	(0.08)
Net realized and unrealized gains/(losses) on investments	8.35	6.39	18.11	(0.84)	6.97
Total from investment operations	8.26	6.38	18.07	(0.90)	6.89
Less Distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized capital gains	(6.65)	(7.92)	(3.49)	(4.11)	(3.77)
Total distributions	(6.65)	(7.92)	(3.49)	(4.11)	(3.77)
Net asset value end of period	74.15	72.54	74.08	59.50	64.51
Net assets end of period (000s)	$345,550	$448,241	$493,860	$555,665	$620,910
Ratios and Supplemental Data (%)
Total return[b]	13.35%	9.16%	32.20%	(1.48)%	11.88%
Ratio of total expenses to average net assets^	0.96	0.95	0.96	0.94	0.93
Ratio of net expenses to average net assets[a]	0.91	0.90	0.90	0.89	0.89
Ratio of net investment income to average net assets[a]	(0.13)	(0.01)	(0.06)	(0.11)	(0.13)
Portfolio turnover	40	40	52	34	37
See page 83 for notes to the Financial Highlights.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ most recent annual report to shareholders, which is available upon request.

Institutional Class
2019	2018	2017	2016	2015
$ 73.97	$ 75.32	$ 60.36	$ 65.27	$ 61.97

0.08	0.18	0.13	0.09	0.07
8.53	6.50	18.38	(0.84)	7.05
8.61	6.68	18.51	(0.75)	7.12

(0.15)	(0.11)	(0.06)	(0.05)	(0.05)
(6.65)	(7.92)	(3.49)	(4.11)	(3.77)
(6.80)	(8.03)	(3.55)	(4.16)	(3.82)
75.78	73.97	75.32	60.36	65.27
$21,311,587	$22,366,214	$23,896,840	$21,608,221	$24,669,740

13.63%	9.44%	32.52%	(1.23)%	12.16%
0.71	0.70	0.71	0.69	0.68
0.66	0.65	0.65	0.64	0.64
0.11	0.23	0.20	0.15	0.12
40	40	52	34	37

Investor Class
2019	2018	2017	2016	2015
$ 71.15	$ 72.88	$ 58.66	$ 63.73	$ 60.76

(0.17)	(0.10)	(0.11)	(0.13)	(0.16)
8.15	6.29	17.82	(0.83)	6.90
7.98	6.19	17.71	(0.96)	6.74

—	—	—	—	—
(6.65)	(7.92)	(3.49)	(4.11)	(3.77)
(6.65)	(7.92)	(3.49)	(4.11)	(3.77)
72.48	71.15	72.88	58.66	63.73
$ 1,083,896	$ 1,327,790	$ 1,531,809	$ 1,540,557	$ 2,214,518

13.21%	9.03%	32.04%	(1.60)%	11.75%
1.08	1.07	1.08	1.06	1.05
1.03	1.02	1.02	1.01	1.01
(0.25)	(0.13)	(0.17)	(0.22)	(0.25)
40	40	52	34	37

Financial Highlights

HARBOR LARGE CAP VALUE FUND
	Retirement Class
Year Ended October 31,	2019	2018	2017	2016 [f]
Net asset value beginning of period	$ 14.37	$ 14.87	$ 12.32	$10.94
Income from Investment Operations
Net investment income/(loss)[a,e]	0.18	0.17	0.12	0.12
Net realized and unrealized gains/(losses) on investments	2.17	(0.13)	3.00	1.33
Total from investment operations	2.35	0.04	3.12	1.45
Less Distributions
Dividends from net investment income	(0.16)	(0.13)	(0.14)	(0.07)
Distributions from net realized capital gains	(0.23)	(0.41)	(0.43)	—
Total distributions	(0.39)	(0.54)	(0.57)	(0.07)
Net asset value end of period	16.33	14.37	14.87	12.32
Net assets end of period (000s)	$457,908	$313,721	$143,966	$3,822
Ratios and Supplemental Data (%)
Total return[b]	16.92%	0.18%	26.08%	13.24% [c]
Ratio of total expenses to average net assets^	0.65	0.64	0.64	0.67 [d]
Ratio of net expenses to average net assets[a]	0.61	0.60	0.60	0.63 [d]
Ratio of net investment income to average net assets[a]	1.19	1.12	0.83	1.46 [d]
Portfolio turnover	11	15	16	34

	Administrative Class
Year Ended October 31,	2019	2018	2017	2016	2015
Net asset value beginning of period	$ 14.36	$ 14.84	$ 12.30	$12.15	$ 12.23
Income from Investment Operations
Net investment income/(loss)[a,e]	0.14	0.13	0.10	0.13	0.12
Net realized and unrealized gains/(losses) on investments	2.17	(0.15)	2.99	0.63	0.70
Total from investment operations	2.31	(0.02)	3.09	0.76	0.82
Less Distributions
Dividends from net investment income	(0.11)	(0.05)	(0.12)	(0.10)	(0.11)
Distributions from net realized capital gains	(0.23)	(0.41)	(0.43)	(0.51)	(0.79)
Total distributions	(0.34)	(0.46)	(0.55)	(0.61)	(0.90)
Net asset value end of period	16.33	14.36	14.84	12.30	12.15
Net assets end of period (000s)	$12,195	$15,460	$53,006	$9,361	$24,690
Ratios and Supplemental Data (%)
Total return[b]	16.60%	(0.23)%	25.77%	6.77%	7.02%
Ratio of total expenses to average net assets^	0.98	0.97	0.97	0.96	0.95
Ratio of net expenses to average net assets[a]	0.94	0.93	0.93	0.93	0.93
Ratio of net investment income to average net assets[a]	0.91	0.84	0.70	1.09	1.00
Portfolio turnover	11	15	16	34	24
See page 83 for notes to the Financial Highlights.

Institutional Class
2019	2018	2017	2016	2015
$ 14.37	$ 14.87	$ 12.32	$ 12.16	$ 12.24

0.17	0.16	0.15	0.16	0.15
2.17	(0.13)	2.97	0.64	0.70
2.34	0.03	3.12	0.80	0.85

(0.15)	(0.12)	(0.14)	(0.13)	(0.14)
(0.23)	(0.41)	(0.43)	(0.51)	(0.79)
(0.38)	(0.53)	(0.57)	(0.64)	(0.93)
16.33	14.37	14.87	12.32	12.16
$761,262	$605,040	$498,360	$310,127	$231,033

16.83%	0.11%	26.00%	7.14%	7.29%
0.73	0.72	0.72	0.72	0.70
0.69	0.68	0.68	0.68	0.68
1.12	1.05	1.10	1.32	1.25
11	15	16	34	24

Investor Class
2019	2018	2017	2016	2015
$ 14.49	$ 14.99	$ 12.42	$ 12.25	$ 12.33

0.12	0.11	0.10	0.11	0.11
2.19	(0.14)	2.99	0.66	0.70
2.31	(0.03)	3.09	0.77	0.81

(0.09)	(0.06)	(0.09)	(0.09)	(0.10)
(0.23)	(0.41)	(0.43)	(0.51)	(0.79)
(0.32)	(0.47)	(0.52)	(0.60)	(0.89)
16.48	14.49	14.99	12.42	12.25
$ 35,622	$ 45,548	$ 71,374	$ 57,716	$ 29,745

16.39%	(0.27)%	25.52%	6.80%	6.87%
1.10	1.09	1.09	1.09	1.07
1.06	1.05	1.05	1.05	1.05
0.79	0.70	0.75	0.94	0.89
11	15	16	34	24

Financial Highlights

HARBOR MID CAP GROWTH FUND
	Retirement Class
Year Ended October 31,	2019	2018	2017	2016 [f]
Net asset value beginning of period	$ 10.88	$ 11.25	$ 8.58	$ 7.76
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.04)	(0.03)	0.01	(0.03)
Net realized and unrealized gains/(losses) on investments	1.85	0.88	2.66	0.85
Total from investment operations	1.81	0.85	2.67	0.82
Less Distributions
Dividends from net investment income	—	—	—	—
Distributions from net realized capital gains	(1.78)	(1.22)	—	—
Total distributions	(1.78)	(1.22)	—	—
Net asset value end of period	10.91	10.88	11.25	8.58
Net assets end of period (000s)	$31,265	$144,137	$127,446	$ 2,718
Ratios and Supplemental Data (%)
Total return[b]	21.38%	8.02%	31.12%	10.57% [c]
Ratio of total expenses to average net assets^	0.82	0.80	0.81	0.81 [d]
Ratio of net expenses to average net assets[a]	0.81	0.80	0.81	0.80 [d]
Ratio of net investment income to average net assets[a]	(0.37)	(0.28)	0.07	(0.45) [d]
Portfolio turnover	70	85	87	84

	Administrative Class
Year Ended October 31,	2019	2018	2017	2016	2015
Net asset value beginning of period	$10.37	$ 10.81	$ 8.27	$ 9.45	$ 11.15
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.06)	(0.06)	(0.04)	(0.05)	(0.06)
Net realized and unrealized gains/(losses) on investments	1.73	0.84	2.58	(0.03)	0.19
Total from investment operations	1.67	0.78	2.54	(0.08)	0.13
Less Distributions
Dividends from net investment income	—	—	—	(0.04)	—
Distributions from net realized capital gains	(1.78)	(1.22)	—	(1.06)	(1.83)
Total distributions	(1.78)	(1.22)	—	(1.10)	(1.83)
Net asset value end of period	10.26	10.37	10.81	8.27	9.45
Net assets end of period (000s)	$2,687	$26,936	$110,114	$175,211	$366,121
Ratios and Supplemental Data (%)
Total return[b]	21.04%	7.68%	30.71%	(0.91)%	1.29%
Ratio of total expenses to average net assets^	1.15	1.13	1.13	1.10	1.09
Ratio of net expenses to average net assets[a]	1.14	1.12	1.12	1.10	1.09
Ratio of net investment income to average net assets[a]	(0.66)	(0.55)	(0.45)	(0.57)	(0.58)
Portfolio turnover	70	85	87	84	82
See page 83 for notes to the Financial Highlights.

Institutional Class
2019	2018	2017	2016	2015
$ 10.86	$ 11.24	$ 8.58	$ 9.76	$ 11.43

(0.05)	(0.04)	(0.01)	(0.03)	(0.04)
1.85	0.88	2.67	(0.03)	0.20
1.80	0.84	2.66	(0.06)	0.16

—	—	—	(0.06)	—
(1.78)	(1.22)	—	(1.06)	(1.83)
(1.78)	(1.22)	—	(1.12)	(1.83)
10.88	10.86	11.24	8.58	9.76
$198,544	$158,680	$145,914	$303,802	$194,308

21.32%	7.94%	31.00%	(0.60)%	1.55%
0.90	0.88	0.88	0.86	0.84
0.89	0.87	0.87	0.85	0.84
(0.48)	(0.36)	(0.14)	(0.31)	(0.35)
70	85	87	84	82

Investor Class
2019	2018	2017	2016	2015
$ 10.07	$ 10.54	$ 8.07	$ 9.24	$ 10.95

(0.08)	(0.08)	(0.04)	(0.05)	(0.07)
1.67	0.83	2.51	(0.04)	0.19
1.59	0.75	2.47	(0.09)	0.12

—	—	—	(0.02)	—
(1.78)	(1.22)	—	(1.06)	(1.83)
(1.78)	(1.22)	—	(1.08)	(1.83)
9.88	10.07	10.54	8.07	9.24
$ 20,891	$ 16,929	$ 20,121	$ 17,167	$ 24,647

20.83%	7.57%	30.61%	(1.05)%	1.21%
1.27	1.25	1.25	1.22	1.21
1.26	1.24	1.24	1.22	1.21
(0.85)	(0.72)	(0.48)	(0.68)	(0.71)
70	85	87	84	82

Financial Highlights

HARBOR MID CAP VALUE FUND
	Retirement Class
Year Ended October 31,	2019	2018	2017	2016 [f]
Net asset value beginning of period	$ 21.39	$ 23.33	$ 20.17	$ 18.36
Income from Investment Operations
Net investment income/(loss)[a,e]	0.48	0.50	0.40	0.28
Net realized and unrealized gains/(losses) on investments	0.47	(1.52)	3.43	1.53
Total from investment operations	0.95	(1.02)	3.83	1.81
Less Distributions
Dividends from net investment income	(0.37)	(0.33)	(0.36)	—
Distributions from net realized capital gains	(1.15)	(0.59)	(0.31)	—
Total distributions	(1.52)	(0.92)	(0.67)	—
Net asset value end of period	20.82	21.39	23.33	20.17
Net assets end of period (000s)	$102,945	$103,552	$89,942	$14,999
Ratios and Supplemental Data (%)
Total return[b]	5.53%	(4.75)%	19.22%	9.86% [c]
Ratio of total expenses to average net assets^	0.80	0.79	0.80	0.82 [d]
Ratio of net expenses to average net assets[a]	0.77	0.76	0.77	0.79 [d]
Ratio of net investment income to average net assets[a]	2.39	2.15	1.79	2.11 [d]
Portfolio turnover	11	24	22	18

	Administrative Class
Year Ended October 31,	2019	2018	2017	2016	2015
Net asset value beginning of period	$ 21.52	$ 23.47	$ 20.30	$ 20.40	$ 20.47
Income from Investment Operations
Net investment income/(loss)[a,e]	0.42	0.43	0.34	0.40	0.29
Net realized and unrealized gains/(losses) on investments	0.48	(1.54)	3.45	0.07	(0.07)
Total from investment operations	0.90	(1.11)	3.79	0.47	0.22
Less Distributions
Dividends from net investment income	(0.29)	(0.25)	(0.31)	(0.22)	(0.16)
Distributions from net realized capital gains	(1.15)	(0.59)	(0.31)	(0.35)	(0.13)
Total distributions	(1.44)	(0.84)	(0.62)	(0.57)	(0.29)
Net asset value end of period	20.98	21.52	23.47	20.30	20.40
Net assets end of period (000s)	$18,508	$42,557	$48,809	$40,992	$28,929
Ratios and Supplemental Data (%)
Total return[b]	5.19%	(5.06)%	18.84%	2.54%	1.05%
Ratio of total expenses to average net assets^	1.13	1.12	1.12	1.11	1.11
Ratio of net expenses to average net assets[a]	1.10	1.08	1.09	1.09	1.11
Ratio of net investment income to average net assets[a]	2.08	1.83	1.51	2.03	1.41
Portfolio turnover	11	24	22	18	12
See page 83 for notes to the Financial Highlights.

Institutional Class
2019	2018	2017	2016	2015
$ 21.38	$ 23.33	$ 20.17	$ 20.27	$ 20.32

0.47	0.49	0.39	0.44	0.34
0.47	(1.54)	3.43	0.08	(0.07)
0.94	(1.05)	3.82	0.52	0.27

(0.35)	(0.31)	(0.35)	(0.27)	(0.19)
(1.15)	(0.59)	(0.31)	(0.35)	(0.13)
(1.50)	(0.90)	(0.66)	(0.62)	(0.32)
20.82	21.38	23.33	20.17	20.27
$520,629	$714,309	$739,122	$600,800	$484,078

5.48%	(4.85)%	19.16%	2.81%	1.32%
0.88	0.87	0.87	0.86	0.86
0.85	0.83	0.84	0.84	0.86
2.33	2.09	1.76	2.28	1.66
11	24	22	18	12

Investor Class
2019	2018	2017	2016	2015
$ 21.31	$ 23.23	$ 20.09	$ 20.19	$ 20.27

0.39	0.40	0.31	0.37	0.27
0.48	(1.53)	3.41	0.08	(0.08)
0.87	(1.13)	3.72	0.45	0.19

(0.25)	(0.20)	(0.27)	(0.20)	(0.14)
(1.15)	(0.59)	(0.31)	(0.35)	(0.13)
(1.40)	(0.79)	(0.58)	(0.55)	(0.27)
20.78	21.31	23.23	20.09	20.19
$ 58,928	$ 82,539	$110,094	$152,358	$165,642

5.08%	(5.20)%	18.71%	2.45%	0.93%
1.25	1.24	1.24	1.23	1.23
1.22	1.20	1.21	1.21	1.23
1.95	1.71	1.40	1.92	1.29
11	24	22	18	12

Financial Highlights

HARBOR SMALL CAP GROWTH FUND
	Retirement Class
Year Ended October 31,	2019	2018	2017	2016 [f]
Net asset value beginning of period	$ 14.39	$ 15.08	$ 11.95	$ 10.72
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.01)	(0.05)	(0.04)	(0.02)
Net realized and unrealized gains/(losses) on investments	1.56	0.82	3.23	1.25
Total from investment operations	1.55	0.77	3.19	1.23
Less Distributions
Dividends from net investment income	—	—	—	—
Distributions from net realized capital gains	(2.76)	(1.46)	(0.06)	—
Total distributions	(2.76)	(1.46)	(0.06)	—
Net asset value end of period	13.18	14.39	15.08	11.95
Net assets end of period (000s)	$281,603	$306,026	$189,516	$54,634
Ratios and Supplemental Data (%)
Total return[b]	16.23%	5.11%	26.78%	11.47% [c]
Ratio of total expenses to average net assets^	0.80	0.79	0.79	0.81 [d]
Ratio of net expenses to average net assets[a]	0.80	0.79	0.79	0.80 [d]
Ratio of net investment income to average net assets[a]	(0.12)	(0.33)	(0.26)	(0.27) [d]
Portfolio turnover	74	99	83	89

	Administrative Class
Year Ended October 31,	2019	2018	2017	2016	2015
Net asset value beginning of period	$13.39	$14.17	$11.30	$13.04	$14.89
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.05)	(0.09)	(0.07)	(0.05)	(0.07)
Net realized and unrealized gains/(losses) on investments	1.40	0.77	3.00	(0.11)	0.54
Total from investment operations	1.35	0.68	2.93	(0.16)	0.47
Less Distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized capital gains	(2.76)	(1.46)	(0.06)	(1.58)	(2.32)
Total distributions	(2.76)	(1.46)	(0.06)	(1.58)	(2.32)
Net asset value end of period	11.98	13.39	14.17	11.30	13.04
Net assets end of period (000s)	$ 395	$ 769	$ 719	$ 686	$ 877
Ratios and Supplemental Data (%)
Total return[b]	15.87%	4.76%	26.02%	(1.29)%	3.12%
Ratio of total expenses to average net assets^	1.13	1.12	1.11	1.10	1.09
Ratio of net expenses to average net assets[a]	1.12	1.11	1.10	1.10	1.08
Ratio of net investment income to average net assets[a]	(0.44)	(0.65)	(0.56)	(0.46)	(0.47)
Portfolio turnover	74	99	83	89	78
See page 83 for notes to the Financial Highlights.

Institutional Class
2019	2018	2017	2016	2015
$ 14.35	$ 15.06	$ 11.94	$ 13.65	$ 15.45

(0.03)	(0.06)	(0.04)	(0.02)	(0.03)
1.57	0.81	3.22	(0.11)	0.55
1.54	0.75	3.18	(0.13)	0.52

—	—	—	—	—
(2.76)	(1.46)	(0.06)	(1.58)	(2.32)
(2.76)	(1.46)	(0.06)	(1.58)	(2.32)
13.13	14.35	15.06	11.94	13.65
$440,553	$400,389	$509,889	$523,888	$587,761

16.18%	4.97%	26.72%	(0.99)%	3.35%
0.88	0.87	0.86	0.85	0.84
0.87	0.86	0.85	0.85	0.83
(0.20)	(0.40)	(0.30)	(0.21)	(0.22)
74	99	83	89	78

Investor Class
2019	2018	2017	2016	2015
$ 12.79	$ 13.62	$ 10.84	$ 12.59	$ 14.47

(0.06)	(0.11)	(0.08)	(0.06)	(0.08)
1.31	0.74	2.92	(0.11)	0.52
1.25	0.63	2.84	(0.17)	0.44

—	—	—	—	—
(2.76)	(1.46)	(0.06)	(1.58)	(2.32)
(2.76)	(1.46)	(0.06)	(1.58)	(2.32)
11.28	12.79	13.62	10.84	12.59
$ 6,670	$ 7,076	$ 7,913	$ 8,401	$ 11,660

15.81%	4.58%	26.29%	(1.44)%	2.98%
1.25	1.24	1.23	1.22	1.21
1.24	1.23	1.22	1.22	1.20
(0.57)	(0.77)	(0.67)	(0.58)	(0.59)
74	99	83	89	78

Financial Highlights

HARBOR SMALL CAP GROWTH OPPORTUNITIES FUND
	Retirement Class
Year Ended October 31,	2019	2018	2017	2016 [f]
Net asset value beginning of period	$ 13.14	$ 12.61	$ 10.24	$ 9.04
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.05)	(0.07)	(0.07)	(0.04)
Net realized and unrealized gains/(losses) on investments	(0.72)	1.35	2.44	1.24
Total from investment operations	(0.77)	1.28	2.37	1.20
Less Distributions
Dividends from net investment income	—	—	—	—
Distributions from net realized capital gains	(2.67)	(0.75)	—	—
Total distributions	(2.67)	(0.75)	—	—
Net asset value end of period	9.70	13.14	12.61	10.24
Net assets end of period (000s)	$37,884	$39,139	$47,569	$20,230
Ratios and Supplemental Data (%)
Total return[b]	(4.17)%	10.53%	23.14%	13.27% [c]
Ratio of total expenses to average net assets^	0.83	0.80	0.81	0.85 [d]
Ratio of net expenses to average net assets[a]	0.82	0.80	0.81	0.84 [d]
Ratio of net investment income to average net assets[a]	(0.47)	(0.55)	(0.57)	(0.60) [d]
Portfolio turnover	68	71	67	85

	Administrative Class
Year Ended October 31,	2019	2018	2017	2016	2015
Net asset value beginning of period	$13.03	$12.54	$10.22	$10.27	$10.75
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.08)	(0.11)	(0.12)	(0.07)	(0.09)
Net realized and unrealized gains/(losses) on investments	(0.72)	1.35	2.44	0.37	(0.34)
Total from investment operations	(0.80)	1.24	2.32	0.30	(0.43)
Less Distributions
Dividends from net investment income	—	—	—	—	—
Distributions from net realized capital gains	(2.67)	(0.75)	—	(0.35)	(0.05)
Total distributions	(2.67)	(0.75)	—	(0.35)	(0.05)
Net asset value end of period	9.56	13.03	12.54	10.22	10.27
Net assets end of period (000s)	$1,667	$1,792	$1,308	$ 143	$3,006
Ratios and Supplemental Data (%)
Total return[b]	(4.50)%	10.26%	22.70%	2.94%	(3.98)%
Ratio of total expenses to average net assets^	1.16	1.12	1.13	1.14	1.15
Ratio of net expenses to average net assets[a]	1.15	1.11	1.13	1.13	1.15
Ratio of net investment income to average net assets[a]	(0.80)	(0.86)	(0.96)	(0.69)	(0.80)
Portfolio turnover	68	71	67	85	103
See page 83 for notes to the Financial Highlights.

Institutional Class
2019	2018	2017	2016	2015
$ 13.12	$ 12.59	$ 10.23	$ 10.31	$ 10.77

(0.05)	(0.08)	(0.07)	(0.05)	(0.06)
(0.73)	1.36	2.43	0.32	(0.35)
(0.78)	1.28	2.36	0.27	(0.41)

—	—	—	—	—
(2.67)	(0.75)	—	(0.35)	(0.05)
(2.67)	(0.75)	—	(0.35)	(0.05)
9.67	13.12	12.59	10.23	10.31
$154,965	$244,140	$254,925	$169,718	$205,007

(4.27)%	10.55%	23.07%	2.62%	(3.78)%
0.91	0.88	0.88	0.89	0.90
0.90	0.87	0.88	0.89	0.90
(0.53)	(0.62)	(0.61)	(0.48)	(0.55)
68	71	67	85	103

Investor Class
2019	2018	2017	2016	2015
$ 12.87	$ 12.41	$ 10.12	$ 10.24	$ 10.74

(0.09)	(0.13)	(0.11)	(0.09)	(0.09)
(0.71)	1.34	2.40	0.32	(0.36)
(0.80)	1.21	2.29	0.23	(0.45)

—	—	—	—	—
(2.67)	(0.75)	—	(0.35)	(0.05)
(2.67)	(0.75)	—	(0.35)	(0.05)
9.40	12.87	12.41	10.12	10.24
$ 360	$ 691	$ 1,167	$ 871	$ 599

(4.58)%	10.12%	22.63%	2.24%	(4.17)%
1.28	1.25	1.25	1.26	1.27
1.27	1.24	1.25	1.26	1.27
(0.91)	(0.99)	(0.99)	(0.87)	(0.86)
68	71	67	85	103

Financial Highlights

HARBOR SMALL CAP VALUE FUND
	Retirement Class
Year Ended October 31,	2019	2018	2017	2016 [f]
Net asset value beginning of period	$ 33.60	$ 36.16	$ 27.29	$23.91
Income from Investment Operations
Net investment income/(loss)[a,e]	0.21	0.17	0.06	0.05
Net realized and unrealized gains/(losses) on investments	2.84	(1.98)	8.94	3.33
Total from investment operations	3.05	(1.81)	9.00	3.38
Less Distributions
Dividends from net investment income	(0.15)	(0.06)	(0.13)	—
Distributions from net realized capital gains	(2.95)	(0.69)	—	—
Total distributions	(3.10)	(0.75)	(0.13)	—
Net asset value end of period	33.55	33.60	36.16	27.29
Net assets end of period (000s)	$230,861	$155,036	$57,196	$2,529
Ratios and Supplemental Data (%)
Total return[b]	10.98%	(5.18)%	33.06%	14.14% [c]
Ratio of total expenses to average net assets^	0.80	0.79	0.81	0.82 [d]
Ratio of net expenses to average net assets[a]	0.80	0.79	0.81	0.81 [d]
Ratio of net investment income to average net assets[a]	0.67	0.45	0.17	0.27 [d]
Portfolio turnover	27	22	8	10

	Administrative Class
Year Ended October 31,	2019	2018	2017	2016	2015
Net asset value beginning of period	$33.36	$35.97	$27.16	$26.07	$27.05
Income from Investment Operations
Net investment income/(loss)[a,e]	0.11	0.06	(0.02)	0.05	0.06
Net realized and unrealized gains/(losses) on investments	2.82	(1.98)	8.88	1.93	(0.13)
Total from investment operations	2.93	(1.92)	8.86	1.98	(0.07)
Less Distributions
Dividends from net investment income	(0.04)	—	(0.05)	—	—
Distributions from net realized capital gains	(2.95)	(0.69)	—	(0.89)	(0.91)
Total distributions	(2.99)	(0.69)	(0.05)	(0.89)	(0.91)
Net asset value end of period	33.30	33.36	35.97	27.16	26.07
Net assets end of period (000s)	$6,537	$7,253	$4,462	$1,360	$1,144
Ratios and Supplemental Data (%)
Total return[b]	10.59%	(5.50)%	32.67%	7.93%	(0.28)%
Ratio of total expenses to average net assets^	1.13	1.12	1.13	1.11	1.10
Ratio of net expenses to average net assets[a]	1.12	1.11	1.12	1.11	1.10
Ratio of net investment income to average net assets[a]	0.35	0.16	(0.05)	0.21	0.21
Portfolio turnover	27	22	8	10	17
See page 83 for notes to the Financial Highlights.

Institutional Class
2019	2018	2017	2016	2015
$ 33.57	$ 36.14	$ 27.27	$ 26.21	$ 27.17

0.19	0.15	0.08	0.12	0.10
2.84	(2.00)	8.90	1.92	(0.09)
3.03	(1.85)	8.98	2.04	0.01

(0.12)	(0.03)	(0.11)	(0.09)	(0.06)
(2.95)	(0.69)	—	(0.89)	(0.91)
(3.07)	(0.72)	(0.11)	(0.98)	(0.97)
33.53	33.57	36.14	27.27	26.21
$1,346,098	$1,149,857	$1,081,412	$738,705	$827,423

10.91%	(5.28)%	33.00%	8.18%	0.01%
0.88	0.87	0.88	0.86	0.85
0.87	0.86	0.87	0.86	0.85
0.60	0.40	0.24	0.48	0.38
27	22	8	10	17

Investor Class
2019	2018	2017	2016	2015
$ 32.68	$ 35.29	$ 26.65	$ 25.63	$ 26.63

0.08	0.01	(0.05)	0.03	0.01
2.75	(1.93)	8.71	1.88	(0.10)
2.83	(1.92)	8.66	1.91	(0.09)

—	—	(0.02)	—	—
(2.95)	(0.69)	—	(0.89)	(0.91)
(2.95)	(0.69)	(0.02)	(0.89)	(0.91)
32.56	32.68	35.29	26.65	25.63
$ 57,931	$ 70,819	$ 37,548	$ 17,775	$ 16,797

10.48%	(5.60)%	32.49%	7.79%	(0.37)%
1.25	1.24	1.25	1.23	1.22
1.24	1.23	1.24	1.23	1.22
0.24	0.03	(0.16)	0.10	0.02
27	22	8	10	17

Financial Highlights

HARBOR STRATEGIC GROWTH FUND
	Retirement Class
	Year Ended October 31,			Year Ended June 30,
	2019	2018	2017 [g]	2017 [h]
Net asset value beginning of period	$19.65	$18.86	$17.67	$16.76
Income from Investment Operations
Net investment income/(loss)[a,e]	0.12	0.07	0.05	0.03
Net realized and unrealized gains/(losses) on investments	3.10	1.11	1.14	0.88
Total from investment operations	3.22	1.18	1.19	0.91
Less Distributions
Dividends from net investment income	(0.08)	(0.04)	—	—
Distributions from net realized capital gains	(0.48)	(0.35)	—	—
Total distributions	(0.56)	(0.39)	—	—
Proceeds from redemption fees	N/A	N/A	N/A	N/A
Net asset value end of period	22.31	19.65	18.86	17.67
Net assets end of period (000s)	$5,152	$3,584	$ 435	$ 316
Ratios and Supplemental Data (%)
Total return[b]	17.04%	6.34%	6.73% [c]	5.43% [c]
Ratio of total expenses to average net assets^	0.71	0.76	1.10 [d]	1.52 [d]
Ratio of net expenses to average net assets[a]	0.63	0.62	0.62 [d]	0.62 [d]
Ratio of net investment income to average net assets[a]	0.60	0.33	0.42 [d]	0.58 [d]
Portfolio turnover	26	15	9 [c]	21 [c]

	Administrative Class
	Year Ended October 31,			Year Ended June 30,
	2019	2018	2017 [g]	2017 [h]
Net asset value beginning of period	$19.58	$18.82	$17.65	$16.76
Income from Investment Operations
Net investment income/(loss)[a,e]	0.05	0.01	0.01	0.01
Net realized and unrealized gains/(losses) on investments	3.10	1.10	1.16	0.88
Total from investment operations	3.15	1.11	1.17	0.89
Less Distributions
Dividends from net investment income	(0.01)	—	—	—
Distributions from net realized capital gains	(0.48)	(0.35)	—	—
Total distributions	(0.49)	(0.35)	—	—
Net asset value end of period	22.24	19.58	18.82	17.65
Net assets end of period (000s)	$ 18	$ 16	$ 12	$ 11
Ratios and Supplemental Data (%)
Total return[b]	16.70%	5.96%	6.63% [c]	5.31% [c]
Ratio of total expenses to average net assets^	1.04	1.09	1.43 [d]	1.93 [d]
Ratio of net expenses to average net assets[a]	0.96	0.95	0.95 [d]	0.95 [d]
Ratio of net investment income to average net assets[a]	0.26	0.03	0.10 [d]	0.19 [d]
Portfolio turnover	26	15	9 [c]	21 [c]
See page 83 for notes to the Financial Highlights.

Institutional Class
Year Ended October 31,			Year Ended June 30,
2019	2018	2017 [g]	2017	2016	2015
$ 19.63	$ 18.85	$ 17.66	$ 15.54	$ 15.39	$ 15.41

0.11	0.06	0.03	0.12	0.03	0.04
3.08	1.11	1.16	2.22	0.63	1.11
3.19	1.17	1.19	2.34	0.66	1.15

(0.06)	(0.04)	—	(0.11)	(0.01)	(0.06)
(0.48)	(0.35)	—	(0.11)	(0.50)	(1.11)
(0.54)	(0.39)	—	(0.22)	(0.51)	(1.17)
N/A	N/A	N/A	— *	— *	— *
22.28	19.63	18.85	17.66	15.54	15.39
$106,463	$66,197	$56,026	$31,866	$25,388	$20,540

16.91%	6.26%	6.74% [c]	15.21%	4.44%	7.67%
0.79	0.84	1.18 [d]	1.48	1.74	2.23
0.71	0.70	0.70 [d]	0.83	0.90	0.90
0.51	0.28	0.29 [d]	0.71	0.19	0.18
26	15	9 [c]	21	40	33

Investor Class
Year Ended October 31,			Year Ended June 30,
2019	2018	2017 [g]	2017 [h]
$19.54	$18.81	$17.64	$16.76

0.03	(0.02)	0.02	0.01
2.79	1.10	1.15	0.87
2.82	1.08	1.17	0.88

(0.01)	—	—	—
(0.48)	(0.35)	—	—
(0.49)	(0.35)	—	—
21.87	19.54	18.81	17.64
$ 417	$ 322	$ 75	$ 22

14.99%	5.80%	6.63% [c]	5.25% [c]
1.16	1.21	1.55 [d]	2.03 [d]
1.08	1.07	1.07 [d]	1.07 [d]
0.14	(0.11)	0.05 [d]	0.13 [d]
26	15	9 [c]	21 [c]

Financial Highlights

*	Less than $0.01
^	Percentage does not reflect reduction for credit balance arrangements
a	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses
b	The total returns would have been lower had certain expenses not been waived during the periods shown.
c	Unannualized
d	Annualized
e	Amounts are based on daily average shares outstanding during the period.
f	For the period March 1, 2016 (inception) through October 31, 2016
g	For the period July 1, 2017 through October 31, 2017
h	For the period March 6, 2017 (commencement of operations) through June 30, 2017

Harbor Domestic Equity Funds Details

Share prices are available on our website at harborfunds.com after 7:00 p.m. Eastern time or by calling 800-422-1050 during normal business hours.
Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds visit our website at harborfunds.com or call 800-422-1050 during normal business hours.
FUND NUMBER	TICKER SYMBOL
Domestic Equity Funds
Harbor Capital Appreciation Fund
2512	HNACX	Retirement Class
2012	HACAX	Institutional Class
2212	HRCAX	Administrative Class
2412	HCAIX	Investor Class
Harbor Large Cap Value Fund
2513	HNLVX	Retirement Class
2013	HAVLX	Institutional Class
2213	HRLVX	Administrative Class
2413	HILVX	Investor Class
Harbor Mid Cap Fund
2546	HMCRX	Retirement Class
2046	HMCLX	Institutional Class
2246	HMCDX	Administrative Class
2446	HMCNX	Investor Class
Harbor Mid Cap Growth Fund
2519	HNMGX	Retirement Class
2019	HAMGX	Institutional Class
2219	HRMGX	Administrative Class
2419	HIMGX	Investor Class
Harbor Mid Cap Value Fund
2523	HNMVX	Retirement Class
2023	HAMVX	Institutional Class
2223	HRMVX	Administrative Class
2423	HIMVX	Investor Class
Harbor Small Cap Growth Fund
2510	HNSGX	Retirement Class
2010	HASGX	Institutional Class
2210	HRSGX	Administrative Class
2410	HISGX	Investor Class
Harbor Small Cap Growth Opportunities Fund
2537	HNSOX	Retirement Class
2037	HASOX	Institutional Class
2237	HRSOX	Administrative Class
2437	HISOX	Investor Class
Harbor Small Cap Value Fund
2522	HNVRX	Retirement Class
2022	HASCX	Institutional Class
2222	HSVRX	Administrative Class
2422	HISVX	Investor Class
Harbor Strategic Growth Fund
2540	HNGSX	Retirement Class
2040	MVSGX	Institutional Class
2240	HSRGX	Administrative Class
2440	HISWX	Investor Class

Updates Available
For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at harborfunds.com.

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111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050
harborfunds.com
For more information
For investors who would like more information about the Funds, the following documents are available upon request:
Annual/Semi-Annual Reports
Additional information about the Funds’ investments is (or will be) available in the Funds’ annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
Free copies of the annual and semi-annual reports , the SAI, and other information about the Funds are available:

On our Website:	harborfunds.com
By Telephone:	800-422-1050
By Mail:	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108

Investors may get text-only copies:

On the Internet:	sec.gov
By Email (for a fee):	publicinfo@sec.gov

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.
Investment Company Act File No. 811-4676	FD.P.DE.0320
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Douglas J. Skinner
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050

Item 15. Indemnification

Harbor Funds maintains directors and officers insurance that, subject to the terms, conditions and deductibles of the policy, covers Trustees and officers of Harbor Funds while acting in their capacities as such. The issuer of the policy is the Chubb Custom Insurance Company, Chubb Group of Insurance Companies.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of Harbor Funds pursuant to the foregoing provisions, or otherwise, Harbor Funds has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by Harbor Funds of expenses incurred or paid by a Trustee, officer or controlling person of Harbor Funds in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Harbor Funds will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

1)	[21](a) Amended and Restated Agreement and Declaration of Trust dated December 16, 2016

33(b) Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated August 29, 2019

2)	[18]Amended and Restated By-Laws dated December 16, 2016; filed with Post-Effective Amendment No. 128 on May 11, 2017.

3)	None

4)	Agreement and Plan of Reorganization; included in the Information Statement/Prospectus set forth in Part A to the Registration Statement on Form N-14 - filed herewith.

5)	[21](a) Article VI of the Amended and Restated Agreement and Declaration of Trust dated December 16, 2016

18(b) Article III of the Amended and Restated By-Laws dated December 16, 2016, filed with Post-Effective Amendment No. 128 on May 11, 2017.

6)

[5](a)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Mid Cap Growth Fund – dated July 1, 2013

[5](b)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Small Cap Growth Fund – dated July 1, 2013

[5](c)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor International Growth Fund – dated July 1, 2013

[5](d)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Capital Appreciation Fund – dated July 1, 2013

[5](e)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor International Fund – dated July 1, 2013

[37](f)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Large Cap Value Fund – dated March 1, 2020

[5](g)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Bond Fund – dated July 1, 2013

[5](h)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Money Market Fund – dated July 1, 2013

[5](i)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Small Cap Value Fund – dated July 23, 2013

[5](j)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Mid Cap Value Fund – dated July 1, 2013

[5](k)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor High-Yield Bond Fund – dated July 1, 2013

[5](l)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Target Retirement Funds – dated July 1, 2013

[30](m)	Amendment to Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Target Retirement Funds – dated November 1, 2014

[31](n)	Amendment to Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Target Retirement Funds – dated November 1, 2019

[9](o)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Global Leaders Fund – dated March 1, 2014

[5](p)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Convertible Securities Fund – dated July 1, 2013

[6](q)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Emerging Markets Equity Fund – dated November 1, 2013

[7](r)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Small Cap Growth Opportunities Fund – dated February 1, 2014

[11](s)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Diversified International All Cap Fund – dated November 1, 2015

[13](t)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor International Small Cap Fund – dated February 1, 2016

[24](u)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Core Bond Fund – dated June 1, 2018

[15](v)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Strategic Growth Fund – dated March 1, 2017

[37](w)	Contractual Expense Limitation between the Registrant, Harbor Capital Advisors, Inc. –Harbor Large Cap Value Fund, Harbor Mid Cap Fund, Harbor Strategic Growth Fund, Harbor Diversified International All Cap Fund, Harbor Emerging Markets Equity Fund, Harbor Focused International Fund, Harbor Global Leaders Fund, Harbor International Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, Harbor

Overseas Fund, Harbor Bond Fund, Harbor Core Bond Fund, Harbor High-Yield Opportunities Fund, Harbor Money Market Fund, Harbor Robeco US Conservative Equities Fund, Harbor Robeco International Conservative Equities Fund, Harbor Robeco Global Conservative Equities Fund, Harbor Robeco Emerging Markets Conservative Equities Fund, and Harbor Robeco Emerging Markets Active Equities Fund – dated March 1, 2020

[37](x)	Contractual Advisory Fee Waiver between the Registrant, Harbor Capital Advisors, Inc. – Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Mid Cap Value Fund, Harbor Emerging Markets Equity Fund, Harbor Global Leaders Fund, Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Money Market Fund – dated March 1, 2020

[32](y)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Wellington Management Company LLP – Harbor Mid Cap Growth Fund – dated July 1, 2019

[5](z)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Westfield Capital Management Company, L. P. – Harbor Small Cap Growth Fund – dated July 1, 2013

[37](aa)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Baillie Gifford Overseas Limited – Harbor International Growth Fund – dated March 1, 2020

[5](bb)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Jennison Associates LLC – Harbor Capital Appreciation Fund – dated July 1, 2013

[5](cc)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Pacific Management Investment Company LLC – Harbor Bond Fund – dated July 1, 2013 and amended January 1, 2015

[5](dd)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and BNP Paribas Asset Management USA, Inc. (f/k/a Fisher, Francis, Trees and Watts, Inc.) – Harbor Money Market Fund – dated July 1, 2013

[5](ee)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and EARNEST Partners LLC – Harbor Small Cap Value Fund – dated July 1, 2013

[37](ff)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Aristotle Capital Management, LLC – Harbor Large Cap Value Fund – dated March 1, 2020

[33](gg)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and LSV Capital Management – Harbor Mid Cap Value Fund – dated October 1, 2019

[33](hh)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Shenkman Capital Management, Inc. – Harbor High-Yield Bond Fund – dated October 1, 2019

[24](ii)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Income Research + Management – Harbor Core Bond Fund – dated June 1, 2018

[33](jj)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Sands Capital Management, LLC – Harbor Global Leaders Fund – dated October 1, 2019

[26](kk)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Marathon Asset Management LLP – Harbor International Fund – dated August 22, 2018

[33](ll)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Shenkman Capital Management, Inc. – Harbor Convertible Securities Fund – dated October 1, 2019

[37](mm)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Oaktree Capital Management, L.P. – Harbor Emerging Markets Equity Fund – dated September 30, 2019

[7](nn)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Elk Creek Partners, LLC – Harbor Small Cap Growth Opportunities Fund – dated February 1, 2014

[26](oo)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Marathon Asset Management LLP – Harbor Diversified International All Cap Fund – dated August 22, 2018

[32](pp)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Cedar Street Asset Management LLC – Harbor International Small Cap Fund – dated May 23, 2019

[15](qq)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Mar Vista Investment Partners, LLC – Harbor Strategic Growth Fund – dated March 6, 2017

[20](tt)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor High-Yield Opportunities Fund – dated November 1, 2017

[20](uu)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Crescent Capital Group LP – Harbor High-Yield Opportunities Fund – dated November 1, 2017

[26](vv)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Overseas Fund – dated March 1, 2019

[33](ww)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Acadian Asset Management LLC – Harbor Overseas Fund – dated October 1, 2019

[28](xx)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Focused International Fund – dated June 1, 2019

[28](yy)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Comgest Asset Management International Limited – Harbor Focused International Fund – dated June 1, 2019

[32](aaa)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Mid Cap Fund – dated December 1, 2019

[32](bbb)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and EARNEST Partners LLC – Harbor Mid Cap Fund – dated December 1, 2019

[33](ggg)	Investment Advisory Agreement between the Registrant, Harbor Capital Advisors, Inc. – Harbor Robeco Funds – dated December 1, 2019

[33](hhh)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Robeco Institutional Asset Management US Inc. – Harbor Robeco Funds – dated December 1, 2019

[33](jjj)	Amendment to Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Pacific Management Investment Company LLC – Harbor Bond Fund – dated October 1, 2019

7)	[18](a) Distribution Agreement between Registrant and Harbor Funds Distributors, Inc. dated July 1, 2013

33(b) Amendment to Distribution Agreement between Registrant and Harbor Funds Distributors, Inc. dated December 1, 2019

8)	None

9)	[1]Custodian Agreement between Registrant and State Street Bank and Trust Company dated November 19, 1986

10)	[4](a) Administrative Class Shares Distribution Plan adopted August 31, 2011

4(b) Investor Class Shares Distribution Plan adopted August 31, 2011

11)	Legal Opinion of General Counsel – filed herewith

12)	Legal Opinion of Dechert LLP as to tax matters; to be filed as an amendment

13)	[2](a) Transfer Agency and Service Agreement between the Registrant and Harbor Services Group, Inc. (f/k/a Harbor Transfer, Inc.) dated June 7, 2001

32(b) Transfer Agency and Service Agreement Amendment dated November 1, 2019

33(c) Transfer Agency and Service Agreement Amendment dated December 1, 2019

14)	Consent of Independent Public Accounting Firm – filed herewith

15)	None

16)	Power of Attorney dated February 17, 2020 – filed herewith

17)	[37](a) Statement of Additional Information for Harbor Small Cap Growth Opportunities Fund and Harbor Small Cap Growth Fund dated March 1, 2020

(b)

Annual Report to Shareholders for Harbor Small Cap Growth Opportunities Fund and Harbor Small Cap Growth Fund for the fiscal year ended October 31, 2019, filed on Form N-CSR on January 3, 2020
(Accession Number: 0001193125-20-001291).

1.	Filed with Post-Effective Amendment No. 24 on February 26, 1998.
2.	Filed with Post-Effective Amendment No. 32 on April 20, 2001.
4.	Filed with Post-Effective Amendment No. 96 on February 27, 2012.
5.	Filed with Post-Effective Amendment No. 101 on August 15, 2013.
6.	Filed with Post-Effective Amendment No. 102 on October 29, 2013.
7.	Filed with Post-Effective Amendment No. 106 on January 29, 2014.
9.	Filed with Post-Effective Amendment No. 113 on February 25, 2015.
11.	Filed with Post-Effective Amendment No. 116 on October 29, 2015.
13.	Filed with Post-Effective Amendment No. 120 on January 28, 2016.
15.	Filed with Post-Effective Amendment No. 124 on December 16, 2016.
18.	Filed with Post-Effective Amendment No. 128 on May 11, 2017.
20.	Filed with Post-Effective Amendment No. 130 on August 17, 2017.

21.	Filed with Post-Effective Amendment No. 131 on October 30, 2017.
24.	Filed with Post-Effective Amendment No. 134 on March 14, 2018.
26.	Filed with Post-Effective Amendment No. 144 on December 10, 2018.
28.	Filed with Post-Effective Amendment No. 146 on March 12, 2019.
30.	Filed with Post-Effective Amendment No. 110 on July 10, 2014.
31.	Filed with Post-Effective Amendment No. 150 on August 15, 2019.
32.	Filed with Post-Effective Amendment No. 151 on September 5, 2019.
33.	Filed with Post-Effective Amendment No. 152 on September 12, 2019.
37.	Filed with Post-Effective Amendment No. 160 on February 25, 2020.

Item 17. Undertakings

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

The undersigned registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of any amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

The Registrant agrees to file an executed copy of an opinion of Counsel supporting the tax consequences of the Reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago and the State of Illinois, on March 2, 2020.
Harbor Funds
By: /s/ Charles F. McCain

Charles F. McCain
President and Trustee
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/ Charles F. McCain Charles F. McCain	President and Trustee (Principal Executive Officer)	March 2, 2020
/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	March 2, 2020
/s/ Scott M. Amero* Scott M. Amero	Trustee	March 2, 2020
/s/ Donna J. Dean* Donna J. Dean	Trustee	March 2, 2020
/s/ Joseph L. Dowling, III* Joseph L. Dowling, III	Trustee	March 2, 2020
/s/ Randall A. Hack* Randall A. Hack	Trustee	March 2, 2020
/s/ Robert Kasdin* Robert Kasdin	Trustee	March 2, 2020
/s/ Kathryn L. Quirk* Kathryn L. Quirk	Trustee	March 2, 2020
/s/ Douglas J. Skinner* Douglas J. Skinner	Trustee	March 2, 2020
/s/ Ann M. Spruill* Ann M. Spruill	Trustee	March 2, 2020
/s/ Charles F. McCain

Charles F. McCain
Attorney-in-Fact
Dated: March 2, 2020
*	As Attorney-in-Fact pursuant to Powers of Attorney filed herewith.